As filed with the Securities and Exchange Commission on January 31, 2018

1933 Act Registration No. 033-70742

1940 Act Registration No. 811-08090

==================================================================

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 182

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 184

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

Jayson R. Bronchetti, President

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Ronald A. Holinsky, Esquire

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

2010 Main Street, Suite 500

Irvine, CA 92614

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b)

[   ] on, pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on                                pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on                                pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Lincoln Variable Insurance Products Trust
LVIP T. Rowe Price 2010 Fund
Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus February 1, 2018
LVIP T. Rowe Price 2010 Fund (formerly, LVIP Managed Risk Profile 2010 Fund) (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP T. Rowe Price 2010 Fund
(formerly, LVIP Managed Risk Profile 2010 Fund)
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP T. Rowe Price 2010 Fund (the “Fund”) is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses[1]	0.24%	0.24%
Acquired Fund Fees and Expenses (AFFE)[1]	0.42%	0.42%
Total Annual Fund Operating Expenses (including AFFE)[2]	0.91%	1.16%
Less Fee Waiver and Expense Reimbursement[3]	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.69%	0.94%
[1] Other Expenses and AFFE are based on estimates for the current fiscal year.
[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3] Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.03% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the total annual fund operating expenses (excluding AFFE) exceed 0.27% of the Fund’s average daily net assets for the Standard Class and 0.52% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with advisory fee waiver and expense reimbursement for the contractual period and the total operating expenses without advisory fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
	1 year	3 years	5 years	10 years
Standard Class	$70	$268	$482	$1,099
Service Class	$96	$347	$617	$1,389
LVIP T. Rowe Price 2010 Fund	1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2010) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retires at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use underlying funds (“Underlying Funds”), including exchange-traded funds, to invest in a broad mix of equity and fixed income securities.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Daily cash flows investments and as-needed rebalancing trades will be used to conform the Fund’s portfolio to its glide path. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
At the target date, the Fund’s allocation to stocks was approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 20 years after its target date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the sub-adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than five percentage (5%) points. When deciding upon allocations within these prescribed limits, the sub-adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profits. The opposite may be true when strong economic growth is expected. When adjusting exposure among the individual Underlying Funds, the sub-adviser will consider relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. The sub-adviser also considers the capacity of an Underlying Fund to absorb additional cash flow. In addition, the sub-adviser may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for tactical allocations to money market securities.
Certain investment restrictions, such as a required minimum or maximum investment by an Underlying Fund in a particular type of security or currency, are measured at the time the Fund purchases a security or currency. The status, market value, maturity, credit quality, or other characteristics of an Underlying Fund’s securities or currencies may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities or currencies to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and
2	LVIP T. Rowe Price 2010 Fund

will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the Fund’s borrowing policy or liquidity policy). However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
The subadviser may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.
The following table illustrates how the Fund is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the Fund will have exposure, and the expected allocations to the Underlying Funds that will be used to represent those sectors. The Fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The Fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the Fund as of February 1, 2018. The Fund’s neutral allocations are generally adjusted quarterly. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds.
Asset Class	Underlying Funds	Allocation
Stocks
	LVIP SSGA S&P 500 Index Fund	13.05%
	T. Rowe Price Growth Stock Fund (I Class)	4.35
	T. Rowe Price Value Fund (I Class)	4.35
	LVIP SSGA Mid-Cap Index Fund	1.70
	T. Rowe Price Mid Cap Growth Fund (I Class)	0.85
	T. Rowe Price Mid Cap Value Fund (I Class)	0.85
	LVIP SSGA Small-Cap Index Fund	1.55
	T. Rowe Price New Horizons Fund (I Class)	0.78
	T. Rowe Price Small Cap Value Fund (I Class)	0.78
	LVIP SSGA International Index Fund	6.18
	T. Rowe Price International Stock Fund (I Class)	2.06
	T. Rowe Price International Value Equity Fund (I Class)	2.06
	T. Rowe Price Emerging Markets Stock Fund (I Class)	1.82
	T. Rowe Price Real Assets Fund (I Class)	2.12
Bonds
	LVIP SSGA Bond Index Fund	24.90%
	T. Rowe Price International Bond Fund (USD Hedged) (I Class)	4.15
	T. Rowe Price US Treasury Long-Term (I Class)	3.61
	T. Rowe Price High Yield Fund (I Class)	4.42
	T. Rowe Price Emerging Markets Bond Fund (I Class)	4.42
	T. Rowe Price Limited Duration Inflation Focused Bond Fund (I Class)	16.00
Description of Underlying Funds
The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the investment performance of these Underlying Funds.
The following table gives a brief description of the principal investment programs of the Underlying Funds. The Underlying Funds’ investment programs are described in greater detail in each Underlying Fund’s prospectus.
The major characteristics of the Underlying Funds are as follows:
Bond/Money Market Underlying Funds	Fund Objective
LVIP SSGA Bond Index Fund	Seeks to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.
T. Rowe Price Emerging Markets Bond Fund	High income and capital appreciation by normally investing at least 80% of net assets in government or corporate debt securities of emerging market countries.
T. Rowe Price High Yield Fund	High current income and, secondarily, capital appreciation by investing in a widely diversified portfolio of below investment-grade bonds – also known as “junk” bonds.
LVIP T. Rowe Price 2010 Fund	3

Bond/Money Market Underlying Funds	Fund Objective
T. Rowe Price International Bond Fund (USD Hedged)	High current income and capital appreciation by investing primarily in high-quality, non-dollar-denominated bonds outside the U.S.
T. Rowe Price Limited Duration Inflation Focused Bond Fund	High level of income consistent with minimal fluctuation in principal value and liquidity with investments designed to provide some protection against the impact of inflation. Duration will range within two years of the Bloomberg Barclays U.S. 1-5 Year Treasury TIPS Index.
T. Rowe Price U.S. Treasury Long-Term Fund	Highest level of income consistent with maximum credit protection. Weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.
T. Rowe Price U.S. Treasury Money Fund	A money market fund managed to provide a stable share price of $1.00. Invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. In addition, the fund operates as a “government money market fund,” which requires the fund to also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash.

Stock Underlying Funds	Fund Objective
LVIP SSGA International Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
LVIP SSGA Mid-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
LVIP SSGA S&P Index 500 Fund	Seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publically traded in the U.S. as represented in the Standard & Poor’s 500 Stock Index®.
LVIP SSGA Small-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
T. Rowe Price Emerging Markets Stock Fund	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
T. Rowe Price Growth Stock Fund	Long-term capital growth through investments in stocks of a diversified group of larger growth companies.
T. Rowe Price International Stock Fund	Long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. The fund takes a growth approach to stock selection.
T. Rowe Price International Value Equity Fund	Long-term capital growth and current income primarily through investments in non-U.S. stocks, with an emphasis on large-capitalization stocks. The fund takes a value approach to stock selection.
T. Rowe Price Mid-Cap Growth Fund	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
T. Rowe Price Mid-Cap Value Fund	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
T. Rowe Price New Horizons Fund	Long-term growth of capital through investments in stocks of small rapidly growing companies. Invests primarily in emerging growth companies, early in their corporate life cycles.
T. Rowe Price Real Assets Fund	Long-term capital growth through investments in companies that own, or are involved with, real assets (such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities).
T. Rowe Price Small-Cap Value Fund	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.
4	LVIP T. Rowe Price 2010 Fund

Stock Underlying Funds	Fund Objective
T. Rowe Price Value Fund	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
The Fund seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Fund establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Fund alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. About 20 years after its stated retirement year, the Fund will maintain approximately a 31% allocation to stocks. For retirement funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the retirement funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.
Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. This prospectus describes the specific investment program for only this particular retirement fund.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Funds, the Fund indirectly owns a broader mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•	Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.
•	Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
LVIP T. Rowe Price 2010 Fund	5

•	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.
•	Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.
•	Tactical Allocation Risk. The subadviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
6	LVIP T. Rowe Price 2010 Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 12.78%.
The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (12.77%).
The Fund’s performance between May 2, 2011 and December 31, 2016 reflects the impact of the risk management strategy, which was discontinued as of February 1, 2018.
	Average Annual Total Returns For periods ended 12/31/16
	1 year	5 years	Lifetime Since inception (4/30/07)
LVIP T. Rowe Price 2010 Fund – Standard Class	4.44%	4.95%	3.92%
LVIP T. Rowe Price 2010 Fund – Service Class	4.17%	4.68%	3.66%
Wilshire 5000 Total Market IndexSM (reflects no deductions for fees, expenses or taxes)	13.37%	14.71%	6.73%
Managed Risk Profile 2010 Composite (reflects no deductions for fees, expenses or taxes)*	6.10%	7.17%	4.82%
*	The 2010 Composite, an unmanaged index compiled by the adviser, is constructed as follows: 44% Bloomberg Barclays U.S. Aggregate Bond Index, 30% Wilshire 5000 Total Market IndexSM, 13% Bloomberg Barclays U.S. TIPS Index, 12% MSCI EAFE® NR Index and 1% MSCI Emerging Markets NR Index. The performance of the 2010 Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
Investment Adviser and Sub-Adviser
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”)
Investment Sub-Adviser:    T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Portfolio Managers
LIA Portfolio Managers	Company Title	Experience with Fund
Maria Ma	Assistant Vice President	Since May 2016
Jay Shearon	Assistant Vice President	Since May 2016
Amritansh Tewary	Assistant Vice President	Since May 2016

T. Rowe Price Portfolio Managers	Company Title	Experience with Fund
Jerome A. Clark, CFA	Co-Portfolio Manager	Since February 2018
Wyatt A. Lee, CFA	Co-Portfolio Manager	Since February 2018
LVIP T. Rowe Price 2010 Fund	7

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) and are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
8	LVIP T. Rowe Price 2010 Fund

Investment Objective and Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2010) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retires at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
The investment objective of the Fund is to seek the highest total return over time consistent with an emphasis on both capital growth and income. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use Underlying Funds, including exchange-traded funds, to invest in a broad mix of equity and fixed income securities.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Daily cash flows investments and as-needed rebalancing trades will be used to conform the Fund’s portfolio to its glide path. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
At the target date, the Fund’s allocation to stocks was approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 20 years after its target date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the sub-adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than five percentage (5%) points. When deciding upon allocations within these prescribed limits, the sub-adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profits. The opposite may be true when strong economic growth is expected. When adjusting exposure among the individual Underlying Funds, the sub-adviser will consider relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. The sub-adviser also considers the capacity of an Underlying Fund to absorb additional cash flow. In addition, the sub-adviser may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for tactical allocations to money market securities.
Certain investment restrictions, such as a required minimum or maximum investment by an Underlying Fund in a particular type of security or currency, are measured at the time the Fund purchases a security or currency. The status, market value, maturity, credit quality, or other characteristics of an Underlying Fund’s securities or currencies may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities or currencies to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the Fund’s borrowing policy or liquidity policy). However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
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The subadviser may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.
The following table illustrates how the Fund is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the Fund will have exposure, and the expected allocations to the Underlying Funds that will be used to represent those sectors. The Fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The Fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the Fund as of February 1, 2018. The Fund’s neutral allocations are generally adjusted quarterly. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds.
Asset Class	Underlying Funds	Allocation
Stocks
	LVIP SSGA S&P 500 Index Fund	13.05%
	T. Rowe Price Growth Stock Fund (I Class)	4.35
	T. Rowe Price Value Fund (I Class)	4.35
	LVIP SSGA Mid-Cap Index Fund	1.70
	T. Rowe Price Mid Cap Growth Fund (I Class)	0.85
	T. Rowe Price Mid Cap Value Fund (I Class)	0.85
	LVIP SSGA Small-Cap Index Fund	1.55
	T. Rowe Price New Horizons Fund (I Class)	0.78
	T. Rowe Price Small Cap Value Fund (I Class)	0.78
	LVIP SSGA International Index Fund	6.18
	T. Rowe Price International Stock Fund (I Class)	2.06
	T. Rowe Price International Value Equity Fund (I Class)	2.06
	T. Rowe Price Emerging Markets Stock Fund (I Class)	1.82
	T. Rowe Price Real Assets Fund (I Class)	2.12
Bonds
	LVIP SSGA Bond Index Fund	24.90%
	T. Rowe Price International Bond Fund (USD Hedged) (I Class)	4.15
	T. Rowe Price US Treasury Long-Term (I Class)	3.61
	T. Rowe Price High Yield Fund (I Class)	4.42
	T. Rowe Price Emerging Markets Bond Fund (I Class)	4.42
	T. Rowe Price Limited Duration Inflation Focused Bond Fund (I Class)	16.00
Description of Underlying Funds
The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the investment performance of these Underlying Funds.
The following table gives a brief description of the principal investment programs of the Underlying Funds. The Underlying Funds’ investment programs are described in greater detail in each Underlying Fund’s prospectus.
The major characteristics of the Underlying Funds are as follows:
Bond/Money Market Underlying Funds	Fund Objective
LVIP SSGA Bond Index Fund	Seeks to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.
T. Rowe Price Emerging Markets Bond Fund	High income and capital appreciation by normally investing at least 80% of net assets in government or corporate debt securities of emerging market countries.
T. Rowe Price High Yield Fund	High current income and, secondarily, capital appreciation by investing in a widely diversified portfolio of below investment-grade bonds – also known as “junk” bonds.
T. Rowe Price International Bond Fund (USD Hedged)	High current income and capital appreciation by investing primarily in high-quality, non-dollar-denominated bonds outside the U.S.
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Bond/Money Market Underlying Funds	Fund Objective
T. Rowe Price Limited Duration Inflation Focused Bond Fund	High level of income consistent with minimal fluctuation in principal value and liquidity with investments designed to provide some protection against the impact of inflation. Duration will range within two years of the Bloomberg Barclays U.S. 1-5 Year Treasury TIPS Index.
T. Rowe Price U.S. Treasury Long-Term Fund	Highest level of income consistent with maximum credit protection. Weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.
T. Rowe Price U.S. Treasury Money Fund	A money market fund managed to provide a stable share price of $1.00. Invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. In addition, the fund operates as a “government money market fund,” which requires the fund to also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash.

Stock Underlying Funds	Fund Objective
LVIP SSGA International Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
LVIP SSGA Mid-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
LVIP SSGA S&P Index 500 Fund	Seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publically traded in the U.S. as represented in the Standard & Poor’s 500 Stock Index®.
LVIP SSGA Small-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
T. Rowe Price Emerging Markets Stock Fund	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
T. Rowe Price Growth Stock Fund	Long-term capital growth through investments in stocks of a diversified group of larger growth companies.
T. Rowe Price International Stock Fund	Long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. The fund takes a growth approach to stock selection.
T. Rowe Price International Value Equity Fund	Long-term capital growth and current income primarily through investments in non-U.S. stocks, with an emphasis on large-capitalization stocks. The fund takes a value approach to stock selection.
T. Rowe Price Mid-Cap Growth Fund	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
T. Rowe Price Mid-Cap Value Fund	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
T. Rowe Price New Horizons Fund	Long-term growth of capital through investments in stocks of small rapidly growing companies. Invests primarily in emerging growth companies, early in their corporate life cycles.
T. Rowe Price Real Assets Fund	Long-term capital growth through investments in companies that own, or are involved with, real assets (such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities).
T. Rowe Price Small-Cap Value Fund	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.
T. Rowe Price Value Fund	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
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The Fund seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Fund establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Fund alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. About 20 years after its stated retirement year, the Fund will maintain approximately a 31% allocation to stocks. For retirement funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the retirement funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.
Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. This prospectus describes the specific investment program for only this particular retirement fund.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Funds, the Fund indirectly owns a broader mix of equity securities (stocks) and fixed income securities (bonds).
Additional Information About Investment Strategies
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions in cash or cash equivalents that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent, if interest rates rose by one percent.
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Furthermore, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to rise, including, but not limited to central bank monetary policies and general economic conditions. These factors are especially relevant under current economic conditions, because interest rates are at or near historically low levels. The Fund may be subject to heightened levels of interest rate risk because of the continued economic recovery and the end of the Federal Reserve Board’s quantitative easing program, especially as the Fed has begun and may continue to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.
Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
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The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.
Tactical Allocation Risk. The subadviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security.
Liquidity risk also may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk.
In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities. A reduction in dealer market-making has the potential to reduce liquidity and increase volatility in fixed income markets. Increased interest rates may heighten this type of liquidity risk.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund’s investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA’s address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years.
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Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LIA. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LIA may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LIA from its management fee.
A description of LIA (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.
Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2016 was 0.25% of the Fund's average net assets).
LIA Portfolio Managers	Maria Ma, Jay Shearon, and Amritansh Tewary are responsible for the day-to-day management of the Fund's assets and oversight of the Fund's sub-adviser.
Maria Ma, CFA, is a Portfolio Manager, Assistant Vice President, and Team Lead for Fixed Income strategies within LIA. Ms. Ma joined LIA in 2015 and is a member of LIA’s Investment Committee, Derivatives Committee, and Asset Allocation Committee, among others. Prior to joining LIA, Ms. Ma spent nine years with SEI Investments as Senior Investment Analyst, responsible for manager selection and multi-manager portfolio construction for U.S. investment grade fixed Income funds. She holds a B.A. in economics from NanKai University in China and an M.S. in finance from Boston College. Ms. Ma is a Chartered Financial Analyst® (CFA) Charterholder.
Jay Shearon is a Portfolio Manager, Assistant Vice President, and Team Lead for Multi-Asset strategies within LIA. Mr. Shearon joined LIA in 2015 and is a member of LIA’s Investment Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LIA, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.
Amritansh Tewary, CFA, is a Portfolio Manager, Assistant Vice President, and Team Lead for Equity strategies within LIA. Mr. Tewary joined LIA in 2016 and is a member of LIA’s Investment Committee and Asset Allocation Committee, among others. Prior to joining LIA, Mr. Tewary was the Head of Small Cap and Mid Cap Equity Manager Selection for UBS Wealth Management. Mr. Tewary is a Chartered Financial Analyst® (CFA) Charterholder. He holds a B.S. in biology from Duke University and an M.B.A. from the Stern School of Business at New York University.
Sub-Adviser	T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $991 billion as of December 31, 2017. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.
T. Rowe Price Portfolio Managers	Jerome A. Clark and Wyatt A. Lee are responsible for the day-to-day management of the Fund's assets.
Jerome A. Clark, CFA, Co-Portfolio Manager, is a portfolio manager in the Multi-Asset Division for T. Rowe Price. Mr. Clark joined T. Rowe Price in 1992. He earned a B.S. in mathematics from the U.S. Naval Academy, an M.S. in operations research from the Naval Postgraduate School, and an M.B.A. in finance from Johns Hopkins University. He has also earned the Chartered Financial Analyst designation.
Wyatt A. Lee, CFA, Co-Portfolio Manager, is a co-portfolio manager of the Retirement Date Funds for T. Rowe Price. Mr. Lee joined T. Rowe Price in 1999. He earned a B.S. in mathematics and political science, cum laude, from Vanderbilt University and an M.B.A. in finance from the Olin School of Business at Washington University, where he was a Charles F. Knight Scholar. Mr. Lee also has earned the Chartered Financial Analyst designation.
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LIA may hire consultants to assist it in management of the Fund. These consultants will not have management discretion over Fund assets.
The Fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by LIA. The Fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the Fund, different fees, and different asset levels.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's annual report to shareholders for the period ended December 31, 2017.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
Fund Assets Other Than Underlying Funds. The Fund typically values its assets based on “market price.” Market price for equities and ETFs is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”
In certain circumstances, the Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund's Board. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
Underlying Fund Assets. The Fund values shares of mutual funds (each an “underlying fund”) at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
16

Market Timing
Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily
17

intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy and Federal Income Tax Considerations
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.
18

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.
	LVIP T. Rowe Price 2010 Fund Standard Class
	Year Ended
	12/31/2016 [1]	12/31/2015	12/31/2014	12/31/2013	12/31/2012
Net asset value, beginning of period	$11.379	$ 12.448	$12.105	$11.259	$10.604
Income (loss) from investment operations:
Net investment income[2]	0.197	0.208	0.158	0.127	0.147
Net realized and unrealized gain (loss)	0.306	(0.413)	0.421	0.878	0.756
Total from investment operations	0.503	(0.205)	0.579	1.005	0.903
Less dividends and distributions from:
Net investment income	(0.224)	(0.224)	(0.236)	(0.159)	(0.248)
Net realized gain	(0.467)	(0.640)	—	—	—
Total dividends and distributions	(0.691)	(0.864)	(0.236)	(0.159)	(0.248)
Net asset value, end of period	$11.191	$ 11.379	$12.448	$12.105	$11.259
Total return[3]	4.44%	(1.61%)	4.78%	8.93%	8.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,758	$ 31,507	$36,507	$48,876	$45,927
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.43%	0.44%	0.42%	0.43%	0.54%
Ratio of net investment income to average net assets	1.71%	1.68%	1.27%	1.08%	1.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.58%	1.54%	1.15%	0.95%	1.09%
Portfolio turnover	47%	32%	37%	37%	35%
[1] Effective May 1, 2016, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[2] The average shares outstanding method has been applied for per share information.
[3] Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
19

	LVIP T. Rowe Price 2010 Fund Service Class
	Year Ended
	12/31/2016 [1]	12/31/2015	12/31/2014	12/31/2013	12/31/2012
Net asset value, beginning of period	$11.375	$ 12.443	$12.101	$11.256	$10.577
Income (loss) from investment operations:
Net investment income[2]	0.168	0.177	0.127	0.098	0.119
Net realized and unrealized gain (loss)	0.305	(0.412)	0.420	0.877	0.754
Total from investment operations	0.473	(0.235)	0.547	0.975	0.873
Less dividends and distributions from:
Net investment income	(0.195)	(0.193)	(0.205)	(0.130)	(0.194)
Net realized gain	(0.467)	(0.640)	—	—	—
Total dividends and distributions	(0.662)	(0.833)	(0.205)	(0.130)	(0.194)
Net asset value, end of period	$11.186	$ 11.375	$12.443	$12.101	$11.256
Total return[3]	4.17%	(1.85%)	4.52%	8.66%	8.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 7,001	$ 6,455	$ 7,804	$ 8,752	$ 9,303
Ratio of expenses to average net assets[4]	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.68%	0.69%	0.67%	0.68%	0.79%
Ratio of net investment income to average net assets	1.46%	1.43%	1.02%	0.83%	1.08%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.33%	1.29%	0.90%	0.71%	0.84%
Portfolio turnover	47%	32%	37%	37%	35%
[1] Effective May 1, 2016, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[2] The average shares outstanding method has been applied for per share information.
[3] Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
20

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated February 1, 2018, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI or annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports are available, free of charge, at https://www.lfg.com/LVIP.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
21

Lincoln Variable Insurance Products Trust
LVIP T. Rowe Price 2020 Fund
Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus February 1, 2018
LVIP T. Rowe Price 2020 Fund (formerly, LVIP Managed Risk Profile 2020 Fund) (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP T. Rowe Price 2020 Fund
(formerly, LVIP Managed Risk Profile 2020 Fund)
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP T. Rowe Price 2020 Fund (the “Fund”) is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses[1]	0.11%	0.11%
Acquired Fund Fees and Expenses (AFFE)[1]	0.44%	0.44%
Total Annual Fund Operating Expenses (including AFFE)[2]	0.80%	1.05%
Less Fee Waiver and Expense Reimbursement[3]	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.68%	0.93%
[1] Other Expenses and AFFE are based on estimates for the current fiscal year.
[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3] Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.06% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the total annual fund operating expenses (excluding AFFE) exceed 0.24% of the Fund’s average daily net assets for the Standard Class and 0.49% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with advisory fee waiver and expense reimbursement for the contractual period and the total operating expenses without advisory fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
	1 year	3 years	5 years	10 years
Standard Class	$69	$243	$432	$ 979
Service Class	$95	$322	$568	$1,272
LVIP T. Rowe Price 2020 Fund	1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2020) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retires at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use underlying funds (“Underlying Funds”), including exchange-traded funds, to invest in a broad mix of equity and fixed income securities.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Daily cash flows investments and as-needed rebalancing trades will be used to conform the Fund’s portfolio to its glide path. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
At the target date, the Fund’s allocation to stocks was approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 20 years after its target date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the sub-adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than five percentage (5%) points. When deciding upon allocations within these prescribed limits, the sub-adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profits. The opposite may be true when strong economic growth is expected. When adjusting exposure among the individual Underlying Funds, the sub-adviser will consider relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. The sub-adviser also considers the capacity of an Underlying Fund to absorb additional cash flow. In addition, the sub-adviser may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for tactical allocations to money market securities.
Certain investment restrictions, such as a required minimum or maximum investment by an Underlying Fund in a particular type of security or currency, are measured at the time the Fund purchases a security or currency. The status, market value, maturity, credit quality, or other characteristics of an Underlying Fund’s securities or currencies may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities or currencies to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and
2	LVIP T. Rowe Price 2020 Fund

will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the Fund’s borrowing policy or liquidity policy). However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
The subadviser may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.
The following table illustrates how the Fund is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the Fund will have exposure, and the expected allocations to the Underlying Funds that will be used to represent those sectors. The Fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The Fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the Fund as of February 1, 2018. The Fund’s neutral allocations are generally adjusted quarterly. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds.
Asset Class	Underlying Funds	Allocation
Stocks
	LVIP SSGA S&P 500 Index Fund	18.43%
	T. Rowe Price Growth Stock Fund (I Class)	6.14
	T. Rowe Price Value Fund (I Class)	6.14
	LVIP SSGA Mid-Cap Index Fund	2.39
	T. Rowe Price Mid Cap Growth Fund (I Class)	1.20
	T. Rowe Price Mid Cap Value Fund (I Class)	1.20
	LVIP SSGA Small-Cap Index Fund	2.19
	T. Rowe Price New Horizons Fund (I Class)	1.10
	T. Rowe Price Small Cap Value Fund (I Class)	1.10
	LVIP SSGA International Index Fund	8.72
	T. Rowe Price International Stock Fund (I Class)	2.91
	T. Rowe Price International Value Equity Fund (I Class)	2.91
	T. Rowe Price Emerging Markets Stock Fund (I Class)	2.57
	T. Rowe Price Real Assets Fund (I Class)	3.00
Bonds
	LVIP SSGA Bond Index Fund	19.50%
	T. Rowe Price International Bond Fund (USD Hedged) (I Class)	3.25
	T. Rowe Price US Treasury Long-Term (I Class)	3.47
	T. Rowe Price High Yield Fund (I Class)	3.14
	T. Rowe Price Emerging Markets Bond Fund (I Class)	3.14
	T. Rowe Price Limited Duration Inflation Focused Bond Fund (I Class)	7.50
Description of Underlying Funds
The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the investment performance of these Underlying Funds.
The following table gives a brief description of the principal investment programs of the Underlying Funds. The Underlying Funds’ investment programs are described in greater detail in each Underlying Fund’s prospectus.
The major characteristics of the Underlying Funds are as follows:
Bond/Money Market Underlying Funds	Fund Objective
LVIP SSGA Bond Index Fund	Seeks to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.
T. Rowe Price Emerging Markets Bond Fund	High income and capital appreciation by normally investing at least 80% of net assets in government or corporate debt securities of emerging market countries.
T. Rowe Price High Yield Fund	High current income and, secondarily, capital appreciation by investing in a widely diversified portfolio of below investment-grade bonds – also known as “junk” bonds.
LVIP T. Rowe Price 2020 Fund	3

Bond/Money Market Underlying Funds	Fund Objective
T. Rowe Price International Bond Fund (USD Hedged)	High current income and capital appreciation by investing primarily in high-quality, non-dollar-denominated bonds outside the U.S.
T. Rowe Price Limited Duration Inflation Focused Bond Fund	High level of income consistent with minimal fluctuation in principal value and liquidity with investments designed to provide some protection against the impact of inflation. Duration will range within two years of the Bloomberg Barclays U.S. 1-5 Year Treasury TIPS Index.
T. Rowe Price U.S. Treasury Long-Term Fund	Highest level of income consistent with maximum credit protection. Weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.
T. Rowe Price U.S. Treasury Money Fund	A money market fund managed to provide a stable share price of $1.00. Invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. In addition, the fund operates as a “government money market fund,” which requires the fund to also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash.

Stock Underlying Funds	Fund Objective
LVIP SSGA International Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
LVIP SSGA Mid-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
LVIP SSGA S&P Index 500 Fund	Seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publically traded in the U.S. as represented in the Standard & Poor’s 500 Stock Index®.
LVIP SSGA Small-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
T. Rowe Price Emerging Markets Stock Fund	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
T. Rowe Price Growth Stock Fund	Long-term capital growth through investments in stocks of a diversified group of larger growth companies.
T. Rowe Price International Stock Fund	Long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. The fund takes a growth approach to stock selection.
T. Rowe Price International Value Equity Fund	Long-term capital growth and current income primarily through investments in non-U.S. stocks, with an emphasis on large-capitalization stocks. The fund takes a value approach to stock selection.
T. Rowe Price Mid-Cap Growth Fund	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
T. Rowe Price Mid-Cap Value Fund	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
T. Rowe Price New Horizons Fund	Long-term growth of capital through investments in stocks of small rapidly growing companies. Invests primarily in emerging growth companies, early in their corporate life cycles.
T. Rowe Price Real Assets Fund	Long-term capital growth through investments in companies that own, or are involved with, real assets (such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities).
T. Rowe Price Small-Cap Value Fund	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.
4	LVIP T. Rowe Price 2020 Fund

Stock Underlying Funds	Fund Objective
T. Rowe Price Value Fund	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
The Fund seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Fund establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Fund alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. About 20 years after its stated retirement year, the Fund will maintain approximately a 31% allocation to stocks. For retirement funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the retirement funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.
Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. This prospectus describes the specific investment program for only this particular retirement fund.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Funds, the Fund indirectly owns a broader mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund’s investment performance is affected by each Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying Fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Funds’ principal risks.
•	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•	Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.
•	Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
LVIP T. Rowe Price 2020 Fund	5

•	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.
•	Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.
•	Tactical Allocation Risk. The subadviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
6	LVIP T. Rowe Price 2020 Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 13.73%.
The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (14.15%).
The Fund’s performance between May 2, 2011 and December 31, 2016 reflects the impact of the risk management strategy, which was discontinued as of February 1, 2018.
	Average Annual Total Returns For periods ended 12/31/16
	1 year	5 years	Lifetime Since inception (4/30/07)
LVIP T. Rowe Price 2020 Fund – Standard Class	4.45%	5.13%	3.51%
LVIP T. Rowe Price 2020 Fund – Service Class	4.20%	4.87%	3.25%
Wilshire 5000 Total Market IndexSM (reflects no deductions for fees, expenses or taxes)	13.37%	14.71%	6.73%
Managed Risk Profile 2020 Composite (reflects no deductions for fees, expenses or taxes)*	6.93%	7.83%	4.84%
*	The 2020 Composite, an unmanaged index compiled by the Fund’s adviser, is constructed as follows: 40% Wilshire 5000 Total Market IndexSM, 34% Bloomberg Barclays U.S. Aggregate Bond Index, 16% MSCI EAFE® NR Index, 8% Bloomberg Barclays U.S. TIPS Index, and 2% MSCI Emerging Markets NR Index. The performance of the 2020 Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
Investment Adviser and Sub-Adviser
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”)
Investment Sub-Adviser:    T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Portfolio Managers
LIA Portfolio Managers	Company Title	Experience with Fund
Maria Ma	Assistant Vice President	Since May 2016
Jay Shearon	Assistant Vice President	Since May 2016
Amritansh Tewary	Assistant Vice President	Since May 2016

T. Rowe PricePortfolio Managers	Company Title	Experience with Fund
Jerome A. Clark, CFA	Co-Portfolio Manager	Since February 2018
Wyatt A. Lee, CFA	Co-Portfolio Manager	Since February 2018
LVIP T. Rowe Price 2020 Fund	7

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) and are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
8	LVIP T. Rowe Price 2020 Fund

Investment Objective and Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2020) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retires at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
The investment objective of the Fund is to seek the highest total return over time consistent with an emphasis on both capital growth and income. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use Underlying Funds, including exchange-traded funds, to invest in a broad mix of equity and fixed income securities.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Daily cash flows investments and as-needed rebalancing trades will be used to conform the Fund’s portfolio to its glide path. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
At the target date, the Fund’s allocation to stocks was approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 20 years after its target date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the sub-adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than five percentage (5%) points. When deciding upon allocations within these prescribed limits, the sub-adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profits. The opposite may be true when strong economic growth is expected. When adjusting exposure among the individual Underlying Funds, the sub-adviser will consider relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. The sub-adviser also considers the capacity of an Underlying Fund to absorb additional cash flow. In addition, the sub-adviser may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for tactical allocations to money market securities.
Certain investment restrictions, such as a required minimum or maximum investment by an Underlying Fund in a particular type of security or currency, are measured at the time the Fund purchases a security or currency. The status, market value, maturity, credit quality, or other characteristics of an Underlying Fund’s securities or currencies may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities or currencies to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the Fund’s borrowing policy or liquidity policy). However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
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The subadviser may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.
The following table illustrates how the Fund is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the Fund will have exposure, and the expected allocations to the Underlying Funds that will be used to represent those sectors. The Fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The Fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the Fund as of February 1, 2018. The Fund’s neutral allocations are generally adjusted quarterly. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds.
Asset Class	Underlying Funds	Allocation
Stocks
	LVIP SSGA S&P 500 Index Fund	18.43%
	T. Rowe Price Growth Stock Fund (I Class)	6.14
	T. Rowe Price Value Fund (I Class)	6.14
	LVIP SSGA Mid-Cap Index Fund	2.39
	T. Rowe Price Mid Cap Growth Fund (I Class)	1.20
	T. Rowe Price Mid Cap Value Fund (I Class)	1.20
	LVIP SSGA Small-Cap Index Fund	2.19
	T. Rowe Price New Horizons Fund (I Class)	1.10
	T. Rowe Price Small Cap Value Fund (I Class)	1.10
	LVIP SSGA International Index Fund	8.72
	T. Rowe Price International Stock Fund (I Class)	2.91
	T. Rowe Price International Value Equity Fund (I Class)	2.91
	T. Rowe Price Emerging Markets Stock Fund (I Class)	2.57
	T. Rowe Price Real Assets Fund (I Class)	3.00
Bonds
	LVIP SSGA Bond Index Fund	19.50%
	T. Rowe Price International Bond Fund (USD Hedged) (I Class)	3.25
	T. Rowe Price US Treasury Long-Term (I Class)	3.47
	T. Rowe Price High Yield Fund (I Class)	3.14
	T. Rowe Price Emerging Markets Bond Fund (I Class)	3.14
	T. Rowe Price Limited Duration Inflation Focused Bond Fund (I Class)	7.50
Description of Underlying Funds
The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the investment performance of these Underlying Funds.
The following table gives a brief description of the principal investment programs of the Underlying Funds. The Underlying Funds’ investment programs are described in greater detail in each Underlying Fund’s prospectus.
The major characteristics of the Underlying Funds are as follows:
Bond/Money Market Underlying Funds	Fund Objective
LVIP SSGA Bond Index Fund	Seeks to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.
T. Rowe Price Emerging Markets Bond Fund	High income and capital appreciation by normally investing at least 80% of net assets in government or corporate debt securities of emerging market countries.
T. Rowe Price High Yield Fund	High current income and, secondarily, capital appreciation by investing in a widely diversified portfolio of below investment-grade bonds – also known as “junk” bonds.
T. Rowe Price International Bond Fund (USD Hedged)	High current income and capital appreciation by investing primarily in high-quality, non-dollar-denominated bonds outside the U.S.
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Bond/Money Market Underlying Funds	Fund Objective
T. Rowe Price Limited Duration Inflation Focused Bond Fund	High level of income consistent with minimal fluctuation in principal value and liquidity with investments designed to provide some protection against the impact of inflation. Duration will range within two years of the Bloomberg Barclays U.S. 1-5 Year Treasury TIPS Index.
T. Rowe Price U.S. Treasury Long-Term Fund	Highest level of income consistent with maximum credit protection. Weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.
T. Rowe Price U.S. Treasury Money Fund	A money market fund managed to provide a stable share price of $1.00. Invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. In addition, the fund operates as a “government money market fund,” which requires the fund to also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash.

Stock Underlying Funds	Fund Objective
LVIP SSGA International Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
LVIP SSGA Mid-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
LVIP SSGA S&P Index 500 Fund	Seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publically traded in the U.S. as represented in the Standard & Poor’s 500 Stock Index®.
LVIP SSGA Small-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
T. Rowe Price Emerging Markets Stock Fund	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
T. Rowe Price Growth Stock Fund	Long-term capital growth through investments in stocks of a diversified group of larger growth companies.
T. Rowe Price International Stock Fund	Long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. The fund takes a growth approach to stock selection.
T. Rowe Price International Value Equity Fund	Long-term capital growth and current income primarily through investments in non-U.S. stocks, with an emphasis on large-capitalization stocks. The fund takes a value approach to stock selection.
T. Rowe Price Mid-Cap Growth Fund	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
T. Rowe Price Mid-Cap Value Fund	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
T. Rowe Price New Horizons Fund	Long-term growth of capital through investments in stocks of small rapidly growing companies. Invests primarily in emerging growth companies, early in their corporate life cycles.
T. Rowe Price Real Assets Fund	Long-term capital growth through investments in companies that own, or are involved with, real assets (such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities).
T. Rowe Price Small-Cap Value Fund	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.
T. Rowe Price Value Fund	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
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The Fund seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Fund establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Fund alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. About 20 years after its stated retirement year, the Fund will maintain approximately a 31% allocation to stocks. For retirement funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the retirement funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.
Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. This prospectus describes the specific investment program for only this particular retirement fund.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Funds, the Fund indirectly owns a broader mix of equity securities (stocks) and fixed income securities (bonds).
Additional Information About Investment Strategies
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions in cash or cash equivalents that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund’s investment performance is affected by each Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying Fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Funds’ principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent, if interest rates rose by one percent.
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Furthermore, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to rise, including, but not limited to central bank monetary policies and general economic conditions. These factors are especially relevant under current economic conditions, because interest rates are at or near historically low levels. The Fund may be subject to heightened levels of interest rate risk because of the continued economic recovery and the end of the Federal Reserve Board’s quantitative easing program, especially as the Fed has begun and may continue to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.
Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
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The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.
Tactical Allocation Risk. The subadviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security.
Liquidity risk also may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk.
In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities. A reduction in dealer market-making has the potential to reduce liquidity and increase volatility in fixed income markets. Increased interest rates may heighten this type of liquidity risk.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund’s investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA’s address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years.
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Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LIA. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LIA may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LIA from its management fee.
A description of LIA (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.
Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2016 was 0.25% of the Fund's average net assets).
LIA Portfolio Managers	Maria Ma, Jay Shearon and Amritansh Tewary are responsible for the day-to-day management of the Fund's assets and oversight of the Fund's overlay manager.
Maria Ma, CFA, is a Portfolio Manager, Assistant Vice President, and Team Lead for Fixed Income strategies within LIA. Ms. Ma joined LIA in 2015 and is a member of LIA’s Investment Committee, Derivatives Committee, and Asset Allocation Committee, among others. Prior to joining LIA, Ms. Ma spent nine years with SEI Investments as Senior Investment Analyst, responsible for manager selection and multi-manager portfolio construction for U.S. investment grade fixed Income funds. She holds a B.A. in economics from NanKai University in China and an M.S. in finance from Boston College. Ms. Ma is a Chartered Financial Analyst® (CFA) Charterholder.
Jay Shearon is a Portfolio Manager, Assistant Vice President, and Team Lead for Multi-Asset strategies within LIA. Mr. Shearon joined LIA in 2015 and is a member of LIA’s Investment Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LIA, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.
Amritansh Tewary, CFA, is a Portfolio Manager, Assistant Vice President, and Team Lead for Equity strategies within LIA. Mr. Tewary joined LIA in 2016 and is a member of LIA’s Investment Committee and Asset Allocation Committee, among others. Prior to joining LIA, Mr. Tewary was the Head of Small Cap and Mid Cap Equity Manager Selection for UBS Wealth Management. Mr. Tewary is a Chartered Financial Analyst® (CFA) Charterholder. He holds a B.S. in biology from Duke University and an M.B.A. from the Stern School of Business at New York University.
Sub-Adviser	T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $991 billion as of December 31, 2017. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.
T. Rowe Price Portfolio Managers	Jerome A. Clark and Wyatt A. Lee are responsible for the day-to-day management of the Fund's assets.
Jerome A. Clark, CFA, Co-Portfolio Manager, is a portfolio manager in the Multi-Asset Division for T. Rowe Price. Mr. Clark joined T. Rowe Price in 1992. He earned a B.S. in mathematics from the U.S. Naval Academy, an M.S. in operations research from the Naval Postgraduate School, and an M.B.A. in finance from Johns Hopkins University. He has also earned the Chartered Financial Analyst designation.
Wyatt A. Lee, CFA, Co-Portfolio Manager, is a co-portfolio manager of the Retirement Date Funds for T. Rowe Price. Mr. Lee joined T. Rowe Price in 1999. He earned a B.S. in mathematics and political science, cum laude, from Vanderbilt University and an M.B.A. in finance from the Olin School of Business at Washington University, where he was a Charles F. Knight Scholar. Mr. Lee also has earned the Chartered Financial Analyst designation.
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LIA may hire consultants to assist it in management of the Fund. These consultants will not have management discretion over Fund assets.
The Fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by LIA. The Fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the Fund, different fees, and different asset levels.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's annual report to shareholders for the period ended December 31, 2017.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
Fund Assets Other Than Underlying Funds. The Fund typically values its assets based on “market price.” Market price for equities and ETFs is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”
In certain circumstances, the Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund's Board. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
Underlying Fund Assets. The Fund values shares of mutual funds (each an “underlying fund”) at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
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Market Timing
Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily
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intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy and Federal Income Tax Considerations
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.
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Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.
	LVIP T. Rowe Price 2020 Fund Standard Class
	Year Ended
	12/31/2016 [1]	12/31/2015	12/31/2014	12/31/2013	12/31/2012
Net asset value, beginning of period	$ 11.222	$ 12.110	$ 11.829	$ 10.788	$ 10.159
Income (loss) from investment operations:
Net investment income[2]	0.214	0.210	0.151	0.137	0.147
Net realized and unrealized gain (loss)	0.283	(0.480)	0.369	1.063	0.702
Total from investment operations	0.497	(0.270)	0.520	1.200	0.849
Less dividends and distributions from:
Net investment income	(0.231)	(0.219)	(0.239)	(0.159)	(0.220)
Net realized gain	(0.282)	(0.399)	—	—	—
Total dividends and distributions	(0.513)	(0.618)	(0.239)	(0.159)	(0.220)
Net asset value, end of period	$ 11.206	$ 11.222	$ 12.110	$ 11.829	$ 10.788
Total return[3]	4.45%	(2.21%)	4.39%	11.13%	8.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$111,809	$123,071	$131,581	$190,689	$158,362
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.31%	0.31%	0.31%	0.36%
Ratio of net investment income to average net assets	1.89%	1.74%	1.25%	1.20%	1.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.87%	1.73%	1.24%	1.19%	1.33%
Portfolio turnover	28%	28%	31%	27%	30%
[1] Effective May 1, 2016, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[2] The average shares outstanding method has been applied for per share information.
[3] Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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	LVIP T. Rowe Price 2020 Fund Service Class
	Year Ended
	12/31/2016 [1]	12/31/2015	12/31/2014	12/31/2013	12/31/2012
Net asset value, beginning of period	$11.220	$ 12.107	$11.827	$ 10.788	$10.136
Income (loss) from investment operations:
Net investment income[2]	0.186	0.180	0.121	0.108	0.120
Net realized and unrealized gain (loss)	0.283	(0.479)	0.368	1.062	0.699
Total from investment operations	0.469	(0.299)	0.489	1.170	0.819
Less dividends and distributions from:
Net investment income	(0.203)	(0.189)	(0.209)	(0.131)	(0.167)
Net realized gain	(0.282)	(0.399)	—	—	—
Total dividends and distributions	(0.485)	(0.588)	(0.209)	(0.131)	(0.167)
Net asset value, end of period	$11.204	$ 11.220	$12.107	$ 11.827	$10.788
Total return[3]	4.20%	(2.45%)	4.13%	10.85%	8.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,799	$ 23,613	$27,490	$ 28,539	$25,404
Ratio of expenses to average net assets[4]	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.57%	0.56%	0.56%	0.56%	0.61%
Ratio of net investment income to average net assets	1.64%	1.49%	1.00%	0.95%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.62%	1.48%	0.99%	0.94%	1.08%
Portfolio turnover	28%	28%	31%	27%	30%
[1] Effective May 1, 2016, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[2] The average shares outstanding method has been applied for per share information.
[3] Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated February 1, 2018, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI or annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports are available, free of charge, at https://www.lfg.com/LVIP.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
21

Lincoln Variable Insurance Products Trust
LVIP T. Rowe Price 2030 Fund
Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus February 1, 2018
LVIP T. Rowe Price 2030 Fund (formerly, LVIP Managed Risk Profile 2030 Fund) (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP T. Rowe Price 2030 Fund
(formerly, LVIP Managed Risk Profile 2030 Fund)
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP T. Rowe Price 2030 Fund (the “Fund”) is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses[1]	0.10%	0.10%
Acquired Fund Fees and Expenses (AFFE)[1]	0.46%	0.46%
Total Annual Fund Operating Expenses (including AFFE)[2]	0.81%	1.06%
Less Fee Waiver and Expense Reimbursement[3]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.71%	0.96%
[1] Other Expenses and AFFE are based on estimates for the current fiscal year.
[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3] Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the total annual fund operating expenses (excluding AFFE) exceed 0.25% of the Fund’s average daily net assets for the Standard Class and 0.50% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with advisory fee waiver and expense reimbursement for the contractual period and the total operating expenses without advisory fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
	1 year	3 years	5 years	10 years
Standard Class	$73	$249	$440	$ 992
Service Class	$98	$327	$575	$1,285
LVIP T. Rowe Price 2030 Fund	1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2030) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retires at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use underlying funds (“Underlying Funds”), including exchange-traded funds, to invest in a broad mix of equity and fixed income securities.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Daily cash flows investments and as-needed rebalancing trades will be used to conform the Fund’s portfolio to its glide path. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
At the target date, the Fund’s allocation to stocks was approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 20 years after its target date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the sub-adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than five percentage (5%) points. When deciding upon allocations within these prescribed limits, the sub-adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profits. The opposite may be true when strong economic growth is expected. When adjusting exposure among the individual Underlying Funds, the sub-adviser will consider relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. The sub-adviser also considers the capacity of an Underlying Fund to absorb additional cash flow. In addition, the sub-adviser may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for tactical allocations to money market securities.
Certain investment restrictions, such as a required minimum or maximum investment by an Underlying Fund in a particular type of security or currency, are measured at the time the Fund purchases a security or currency. The status, market value, maturity, credit quality, or other characteristics of an Underlying Fund’s securities or currencies may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities or currencies to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and
2	LVIP T. Rowe Price 2030 Fund

will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the Fund’s borrowing policy or liquidity policy). However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
The subadviser may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.
The following table illustrates how the Fund is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the Fund will have exposure, and the expected allocations to the Underlying Funds that will be used to represent those sectors. The Fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The Fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the Fund as of February 1, 2018. The Fund’s neutral allocations are generally adjusted quarterly. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds.
Asset Class	Underlying Funds	Allocation
Stocks
	LVIP SSGA S&P 500 Index Fund	23.35%
	T. Rowe Price Growth Stock Fund (I Class)	7.78
	T. Rowe Price Value Fund (I Class)	7.78
	LVIP SSGA Mid-Cap Index Fund	3.03
	T. Rowe Price Mid Cap Growth Fund (I Class)	1.52
	T. Rowe Price Mid Cap Value Fund (I Class)	1.52
	LVIP SSGA Small-Cap Index Fund	2.78
	T. Rowe Price New Horizons Fund (I Class)	1.39
	T. Rowe Price Small Cap Value Fund (I Class)	1.39
	LVIP SSGA International Index Fund	11.05
	T. Rowe Price International Stock Fund (I Class)	3.68
	T. Rowe Price International Value Equity Fund (I Class)	3.68
	T. Rowe Price Emerging Markets Stock Fund (I Class)	3.25
	T. Rowe Price Real Assets Fund (I Class)	3.80
Bonds
	LVIP SSGA Bond Index Fund	13.20%
	T. Rowe Price International Bond Fund (USD Hedged) (I Class)	2.20
	T. Rowe Price US Treasury Long-Term (I Class)	2.96
	T. Rowe Price High Yield Fund (I Class)	1.82
	T. Rowe Price Emerging Markets Bond Fund (I Class)	1.82
	T. Rowe Price Limited Duration Inflation Focused Bond Fund (I Class)	2.00
Description of Underlying Funds
The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the investment performance of these Underlying Funds.
The following table gives a brief description of the principal investment programs of the Underlying Funds. The Underlying Funds’ investment programs are described in greater detail in each Underlying Fund’s prospectus.
The major characteristics of the Underlying Funds are as follows:
Bond/Money Market Underlying Funds	Fund Objective
LVIP SSGA Bond Index Fund	Seeks to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.
T. Rowe Price Emerging Markets Bond Fund	High income and capital appreciation by normally investing at least 80% of net assets in government or corporate debt securities of emerging market countries.
T. Rowe Price High Yield Fund	High current income and, secondarily, capital appreciation by investing in a widely diversified portfolio of below investment-grade bonds – also known as “junk” bonds.
LVIP T. Rowe Price 2030 Fund	3

Bond/Money Market Underlying Funds	Fund Objective
T. Rowe Price International Bond Fund (USD Hedged)	High current income and capital appreciation by investing primarily in high-quality, non-dollar-denominated bonds outside the U.S.
T. Rowe Price Limited Duration Inflation Focused Bond Fund	High level of income consistent with minimal fluctuation in principal value and liquidity with investments designed to provide some protection against the impact of inflation. Duration will range within two years of the Bloomberg Barclays U.S. 1-5 Year Treasury TIPS Index.
T. Rowe Price U.S. Treasury Long-Term Fund	Highest level of income consistent with maximum credit protection. Weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.
T. Rowe Price U.S. Treasury Money Fund	A money market fund managed to provide a stable share price of $1.00. Invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. In addition, the fund operates as a “government money market fund,” which requires the fund to also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash.

Stock Underlying Funds	Fund Objective
LVIP SSGA International Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
LVIP SSGA Mid-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
LVIP SSGA S&P Index 500 Fund	Seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publically traded in the U.S. as represented in the Standard & Poor’s 500 Stock Index®.
LVIP SSGA Small-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
T. Rowe Price Emerging Markets Stock Fund	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
T. Rowe Price Growth Stock Fund	Long-term capital growth through investments in stocks of a diversified group of larger growth companies.
T. Rowe Price International Stock Fund	Long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. The fund takes a growth approach to stock selection.
T. Rowe Price International Value Equity Fund	Long-term capital growth and current income primarily through investments in non-U.S. stocks, with an emphasis on large-capitalization stocks. The fund takes a value approach to stock selection.
T. Rowe Price Mid-Cap Growth Fund	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
T. Rowe Price Mid-Cap Value Fund	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
T. Rowe Price New Horizons Fund	Long-term growth of capital through investments in stocks of small rapidly growing companies. Invests primarily in emerging growth companies, early in their corporate life cycles.
T. Rowe Price Real Assets Fund	Long-term capital growth through investments in companies that own, or are involved with, real assets (such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities).
T. Rowe Price Small-Cap Value Fund	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.
4	LVIP T. Rowe Price 2030 Fund

Stock Underlying Funds	Fund Objective
T. Rowe Price Value Fund	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
The Fund seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Fund establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Fund alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. About 20 years after its stated retirement year, the Fund will maintain approximately a 31% allocation to stocks. For retirement funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the retirement funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.
Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. This prospectus describes the specific investment program for only this particular retirement fund.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Funds, the Fund indirectly owns a broader mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund’s investment performance is affected by each Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying Fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Funds’ principal risks.
•	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•	Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.
•	Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
LVIP T. Rowe Price 2030 Fund	5

•	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.
•	Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.
•	Tactical Allocation Risk. The subadviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
6	LVIP T. Rowe Price 2030 Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 15.20%.
The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (16.05%).
The Fund’s performance between May 2, 2011 and December 31, 2016 reflects the impact of the risk management strategy, which was discontinued as of February 1, 2018.
	Average Annual Total Returns For periods ended 12/31/16
	1 year	5 years	Lifetime Since inception (4/30/07)
LVIP T. Rowe Price 2030 Fund – Standard Class	3.72%	5.23%	3.30%
LVIP T. Rowe Price 2030 Fund – Service Class	3.45%	4.97%	3.04%
Wilshire 5000 Total Market IndexSM (reflects no deductions for fees, expenses or taxes)	13.37%	14.71%	6.73%
Managed Risk Profile 2030 Composite (reflects no deductions for fees, expenses or taxes)*	7.21%	8.42%	4.53%
*	The 2030 Composite, an unmanaged index compiled by the Fund’s adviser, is constructed as follows: 42% Wilshire 5000 Total Market IndexSM, 29% Bloomberg Barclays U.S. Aggregate Bond Index, 20% MSCI EAFE® NR Index, 6% Bloomberg Barclays U.S. TIPS Index and 3% MSCI Emerging Markets NR Index. The performance of the 2030 Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
Investment Adviser and Sub-Adviser
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”)
Investment Sub-Adviser:    T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Portfolio Managers
LIA Portfolio Managers	Company Title	Experience with Fund
Maria Ma	Assistant Vice President	Since May 2016
Jay Shearon	Assistant Vice President	Since May 2016
Amritansh Tewary	Assistant Vice President	Since May 2016

T. Rowe Price Portfolio Managers	Company Title	Experience with Fund
Jerome A. Clark, CFA	Co-Portfolio Manager	Since February 2018
Wyatt A. Lee, CFA	Co-Portfolio Manager	Since February 2018
LVIP T. Rowe Price 2030 Fund	7

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) and are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
8	LVIP T. Rowe Price 2030 Fund

Investment Objective and Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2030) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retires at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
The investment objective of the Fund is to seek the highest total return over time consistent with an emphasis on both capital growth and income. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use Underlying Funds, including exchange-traded funds, to invest in a broad mix of equity and fixed income securities.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Daily cash flows investments and as-needed rebalancing trades will be used to conform the Fund’s portfolio to its glide path. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
At the target date, the Fund’s allocation to stocks was approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 20 years after its target date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the sub-adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than five percentage (5%) points. When deciding upon allocations within these prescribed limits, the sub-adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profits. The opposite may be true when strong economic growth is expected. When adjusting exposure among the individual Underlying Funds, the sub-adviser will consider relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. The sub-adviser also considers the capacity of an Underlying Fund to absorb additional cash flow. In addition, the sub-adviser may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for tactical allocations to money market securities.
Certain investment restrictions, such as a required minimum or maximum investment by an Underlying Fund in a particular type of security or currency, are measured at the time the Fund purchases a security or currency. The status, market value, maturity, credit quality, or other characteristics of an Underlying Fund’s securities or currencies may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities or currencies to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the Fund’s borrowing policy or liquidity policy). However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
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The subadviser may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.
The following table illustrates how the Fund is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the Fund will have exposure, and the expected allocations to the Underlying Funds that will be used to represent those sectors. The Fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The Fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the Fund as of February 1, 2018. The Fund’s neutral allocations are generally adjusted quarterly. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds.
Asset Class	Underlying Funds	Allocation
Stocks
	LVIP SSGA S&P 500 Index Fund	23.35%
	T. Rowe Price Growth Stock Fund (I Class)	7.78
	T. Rowe Price Value Fund (I Class)	7.78
	LVIP SSGA Mid-Cap Index Fund	3.03
	T. Rowe Price Mid Cap Growth Fund (I Class)	1.52
	T. Rowe Price Mid Cap Value Fund (I Class)	1.52
	LVIP SSGA Small-Cap Index Fund	2.78
	T. Rowe Price New Horizons Fund (I Class)	1.39
	T. Rowe Price Small Cap Value Fund (I Class)	1.39
	LVIP SSGA International Index Fund	11.05
	T. Rowe Price International Stock Fund (I Class)	3.68
	T. Rowe Price International Value Equity Fund (I Class)	3.68
	T. Rowe Price Emerging Markets Stock Fund (I Class)	3.25
	T. Rowe Price Real Assets Fund (I Class)	3.80
Bonds
	LVIP SSGA Bond Index Fund	13.20%
	T. Rowe Price International Bond Fund (USD Hedged) (I Class)	2.20
	T. Rowe Price US Treasury Long-Term (I Class)	2.96
	T. Rowe Price High Yield Fund (I Class)	1.82
	T. Rowe Price Emerging Markets Bond Fund (I Class)	1.82
	T. Rowe Price Limited Duration Inflation Focused Bond Fund (I Class)	2.00
Description of Underlying Funds
The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the investment performance of these Underlying Funds.
The following table gives a brief description of the principal investment programs of the Underlying Funds. The Underlying Funds’ investment programs are described in greater detail in each Underlying Fund’s prospectus.
The major characteristics of the Underlying Funds are as follows:
Bond/Money Market Underlying Funds	Fund Objective
LVIP SSGA Bond Index Fund	Seeks to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.
T. Rowe Price Emerging Markets Bond Fund	High income and capital appreciation by normally investing at least 80% of net assets in government or corporate debt securities of emerging market countries.
T. Rowe Price High Yield Fund	High current income and, secondarily, capital appreciation by investing in a widely diversified portfolio of below investment-grade bonds – also known as “junk” bonds.
T. Rowe Price International Bond Fund (USD Hedged)	High current income and capital appreciation by investing primarily in high-quality, non-dollar-denominated bonds outside the U.S.
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Bond/Money Market Underlying Funds	Fund Objective
T. Rowe Price Limited Duration Inflation Focused Bond Fund	High level of income consistent with minimal fluctuation in principal value and liquidity with investments designed to provide some protection against the impact of inflation. Duration will range within two years of the Bloomberg Barclays U.S. 1-5 Year Treasury TIPS Index.
T. Rowe Price U.S. Treasury Long-Term Fund	Highest level of income consistent with maximum credit protection. Weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.
T. Rowe Price U.S. Treasury Money Fund	A money market fund managed to provide a stable share price of $1.00. Invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. In addition, the fund operates as a “government money market fund,” which requires the fund to also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash.

Stock Underlying Funds	Fund Objective
LVIP SSGA International Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
LVIP SSGA Mid-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
LVIP SSGA S&P Index 500 Fund	Seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publically traded in the U.S. as represented in the Standard & Poor’s 500 Stock Index®.
LVIP SSGA Small-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
T. Rowe Price Emerging Markets Stock Fund	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
T. Rowe Price Growth Stock Fund	Long-term capital growth through investments in stocks of a diversified group of larger growth companies.
T. Rowe Price International Stock Fund	Long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. The fund takes a growth approach to stock selection.
T. Rowe Price International Value Equity Fund	Long-term capital growth and current income primarily through investments in non-U.S. stocks, with an emphasis on large-capitalization stocks. The fund takes a value approach to stock selection.
T. Rowe Price Mid-Cap Growth Fund	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
T. Rowe Price Mid-Cap Value Fund	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
T. Rowe Price New Horizons Fund	Long-term growth of capital through investments in stocks of small rapidly growing companies. Invests primarily in emerging growth companies, early in their corporate life cycles.
T. Rowe Price Real Assets Fund	Long-term capital growth through investments in companies that own, or are involved with, real assets (such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities).
T. Rowe Price Small-Cap Value Fund	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.
T. Rowe Price Value Fund	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
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The Fund seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Fund establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Fund alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. About 20 years after its stated retirement year, the Fund will maintain approximately a 31% allocation to stocks. For retirement funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the retirement funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.
Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. This prospectus describes the specific investment program for only this particular retirement fund.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Funds, the Fund indirectly owns a broader mix of equity securities (stocks) and fixed income securities (bonds).
Additional Information About Investment Strategies
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions in cash or cash equivalents that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund’s investment performance is affected by each Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying Fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Funds’ principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent, if interest rates rose by one percent.
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Furthermore, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to rise, including, but not limited to central bank monetary policies and general economic conditions. These factors are especially relevant under current economic conditions, because interest rates are at or near historically low levels. The Fund may be subject to heightened levels of interest rate risk because of the continued economic recovery and the end of the Federal Reserve Board’s quantitative easing program, especially as the Fed has begun and may continue to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.
Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
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The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.
Tactical Allocation Risk. The subadviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security.
Liquidity risk also may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk.
In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities. A reduction in dealer market-making has the potential to reduce liquidity and increase volatility in fixed income markets. Increased interest rates may heighten this type of liquidity risk.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund’s investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA’s address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years.
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Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LIA. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LIA may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LIA from its management fee.
A description of LIA (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.
Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2016 was 0.25% of the Fund's average net assets).
LIA Portfolio Managers	Maria Ma, Jay Shearon and Amritansh Tewary are responsible for the day-to-day management of the Fund's assets and oversight of the Fund's overlay manager.
Maria Ma, CFA, is a Portfolio Manager, Assistant Vice President, and Team Lead for Fixed Income strategies within LIA. Ms. Ma joined LIA in 2015 and is a member of LIA’s Investment Committee, Derivatives Committee, and Asset Allocation Committee, among others. Prior to joining LIA, Ms. Ma spent nine years with SEI Investments as Senior Investment Analyst, responsible for manager selection and multi-manager portfolio construction for U.S. investment grade fixed Income funds. She holds a B.A. in economics from NanKai University in China and an M.S. in finance from Boston College. Ms. Ma is a Chartered Financial Analyst® (CFA) Charterholder.
Jay Shearon is a Portfolio Manager, Assistant Vice President, and Team Lead for Multi-Asset strategies within LIA. Mr. Shearon joined LIA in 2015 and is a member of LIA’s Investment Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LIA, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.
Amritansh Tewary, CFA, is a Portfolio Manager, Assistant Vice President, and Team Lead for Equity strategies within LIA. Mr. Tewary joined LIA in 2016 and is a member of LIA’s Investment Committee and Asset Allocation Committee, among others. Prior to joining LIA, Mr. Tewary was the Head of Small Cap and Mid Cap Equity Manager Selection for UBS Wealth Management. Mr. Tewary is a Chartered Financial Analyst® (CFA) Charterholder. He holds a B.S. in biology from Duke University and an M.B.A. from the Stern School of Business at New York University.
Sub-Adviser	T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $991 billion as of December 31, 2017. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.
T. Rowe Price Portfolio Managers	Jerome A. Clark and Wyatt A. Lee are responsible for the day-to-day management of the Fund's assets.
Jerome A. Clark, CFA, Co-Portfolio Manager, is a portfolio manager in the Multi-Asset Division for T. Rowe Price. Mr. Clark joined T. Rowe Price in 1992. He earned a B.S. in mathematics from the U.S. Naval Academy, an M.S. in operations research from the Naval Postgraduate School, and an M.B.A. in finance from Johns Hopkins University. He has also earned the Chartered Financial Analyst designation.
Wyatt A. Lee, CFA, Co-Portfolio Manager, is a co-portfolio manager of the Retirement Date Funds for T. Rowe Price. Mr. Lee joined T. Rowe Price in 1999. He earned a B.S. in mathematics and political science, cum laude, from Vanderbilt University and an M.B.A. in finance from the Olin School of Business at Washington University, where he was a Charles F. Knight Scholar. Mr. Lee also has earned the Chartered Financial Analyst designation.
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LIA may hire consultants to assist it in management of the Fund. These consultants will not have management discretion over Fund assets.
The Fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by LIA. The Fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the Fund, different fees, and different asset levels.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's annual report to shareholders for the period ended December 31, 2017.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
Fund Assets Other Than Underlying Funds. The Fund typically values its assets based on “market price.” Market price for equities and ETFs is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”
In certain circumstances, the Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund's Board. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
Underlying Fund Assets. The Fund values shares of mutual funds (each an “underlying fund”) at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
16

Market Timing
Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily
17

intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy and Federal Income Tax Considerations
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.
18

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.
	LVIP T. Rowe Price 2030 Fund Standard Class
	Year Ended
	12/31/2016 [1]	12/31/2015	12/31/2014	12/31/2013	12/31/2012
Net asset value, beginning of period	$ 10.930	$ 12.174	$ 11.934	$ 10.627	$ 10.030
Income (loss) from investment operations:
Net investment income[2]	0.200	0.209	0.158	0.140	0.155
Net realized and unrealized gain (loss)	0.205	(0.539)	0.340	1.320	0.634
Total from investment operations	0.405	(0.330)	0.498	1.460	0.789
Less dividends and distributions from:
Net investment income	(0.218)	(0.205)	(0.258)	(0.153)	(0.192)
Net realized gain	(0.266)	(0.709)	—	—	—
Total dividends and distributions	(0.484)	(0.914)	(0.258)	(0.153)	(0.192)
Net asset value, end of period	$ 10.851	$ 10.930	$ 12.174	$ 11.934	$ 10.627
Total return[3]	3.72%	(2.66%)	4.16%	13.74%	7.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$131,282	$136,001	$146,452	$214,620	$169,078
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.31%	0.31%	0.31%	0.36%
Ratio of net investment income to average net assets	1.83%	1.74%	1.30%	1.23%	1.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.81%	1.73%	1.29%	1.22%	1.42%
Portfolio turnover	31%	30%	26%	24%	25%
[1] Effective May 1, 2016, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[2] The average shares outstanding method has been applied for per share information.
[3] Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
19

	LVIP T. Rowe Price 2030 Fund Service Class
	Year Ended
	12/31/2016 [1]	12/31/2015	12/31/2014	12/31/2013	12/31/2012
Net asset value, beginning of period	$10.930	$ 12.172	$11.933	$ 10.628	$10.007
Income (loss) from investment operations:
Net investment income[2]	0.173	0.178	0.128	0.111	0.128
Net realized and unrealized gain (loss)	0.202	(0.536)	0.338	1.319	0.634
Total from investment operations	0.375	(0.358)	0.466	1.430	0.762
Less dividends and distributions from:
Net investment income	(0.190)	(0.175)	(0.227)	(0.125)	(0.141)
Net realized gain	(0.266)	(0.709)	—	—	—
Total dividends and distributions	(0.456)	(0.884)	(0.227)	(0.125)	(0.141)
Net asset value, end of period	$10.849	$ 10.930	$12.172	$ 11.933	$10.628
Total return[3]	3.45%	(2.90%)	3.90%	13.46%	7.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,338	$ 23,529	$23,964	$ 23,139	$20,793
Ratio of expenses to average net assets[4]	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.57%	0.56%	0.56%	0.56%	0.61%
Ratio of net investment income to average net assets	1.58%	1.49%	1.05%	0.98%	1.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.56%	1.48%	1.04%	0.97%	1.17%
Portfolio turnover	31%	30%	26%	24%	25%
[1] Effective May 1, 2016, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[2] The average shares outstanding method has been applied for per share information.
[3] Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated February 1, 2018, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI or annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports are available, free of charge, at https://www.lfg.com/LVIP.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
21

Lincoln Variable Insurance Products Trust
LVIP T. Rowe Price 2040 Fund
Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus February 1, 2018
LVIP T. Rowe Price 2040 Fund (formerly, LVIP Managed Risk Profile 2040 Fund) (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP T. Rowe Price 2040 Fund
(formerly, LVIP Managed Risk Profile 2040 Fund)
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP T. Rowe Price 2040 Fund (the “Fund”) is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses[1]	0.12%	0.12%
Acquired Fund Fees and Expenses (AFFE)[1]	0.47%	0.47%
Total Annual Fund Operating Expenses (including AFFE)[2]	0.84%	1.09%
Less Fee Waiver and Expense Reimbursement[3]	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.73%	0.98%
[1] Other Expenses and AFFE are based on estimates for the current fiscal year.
[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3] Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.04% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the total annual fund operating expenses (excluding AFFE) exceed 0.26% of the Fund’s average daily net assets for the Standard Class and 0.51% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with advisory fee waiver and expense reimbursement for the contractual period and the total operating expenses without advisory fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
	1 year	3 years	5 years	10 years
Standard Class	$ 75	$257	$455	$1,027
Service Class	$100	$336	$590	$1,319
LVIP T. Rowe Price 2040 Fund	1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2040) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retires at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use underlying funds (“Underlying Funds”), including exchange-traded funds, to invest in a broad mix of equity and fixed income securities.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Daily cash flows investments and as-needed rebalancing trades will be used to conform the Fund’s portfolio to its glide path. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
At the target date, the Fund’s allocation to stocks was approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 20 years after its target date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the sub-adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than five percentage (5%) points. When deciding upon allocations within these prescribed limits, the sub-adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profits. The opposite may be true when strong economic growth is expected. When adjusting exposure among the individual Underlying Funds, the sub-adviser will consider relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. The sub-adviser also considers the capacity of an Underlying Fund to absorb additional cash flow. In addition, the sub-adviser may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for tactical allocations to money market securities.
Certain investment restrictions, such as a required minimum or maximum investment by an Underlying Fund in a particular type of security or currency, are measured at the time the Fund purchases a security or currency. The status, market value, maturity, credit quality, or other characteristics of an Underlying Fund’s securities or currencies may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities or currencies to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and
2	LVIP T. Rowe Price 2040 Fund

will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the Fund’s borrowing policy or liquidity policy). However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
The subadviser may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.
The following table illustrates how the Fund is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the Fund will have exposure, and the expected allocations to the Underlying Funds that will be used to represent those sectors. The Fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The Fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the Fund as of February 1, 2018. The Fund’s neutral allocations are generally adjusted quarterly. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds.
Asset Class	Underlying Funds	Allocation
Stocks
	LVIP SSGA S&P 500 Index Fund	26.88%
	T. Rowe Price Growth Stock Fund (I Class)	8.96
	T. Rowe Price Value Fund (I Class)	8.96
	LVIP SSGA Mid-Cap Index Fund	3.49
	T. Rowe Price Mid Cap Growth Fund (I Class)	1.75
	T. Rowe Price Mid Cap Value Fund (I Class)	1.75
	LVIP SSGA Small-Cap Index Fund	3.20
	T. Rowe Price New Horizons Fund (I Class)	1.60
	T. Rowe Price Small Cap Value Fund (I Class)	1.60
	LVIP SSGA International Index Fund	12.72
	T. Rowe Price International Stock Fund (I Class)	4.24
	T. Rowe Price International Value Equity Fund (I Class)	4.24
	T. Rowe Price Emerging Markets Stock Fund (I Class)	3.74
	T. Rowe Price Real Assets Fund (I Class)	4.37
Bonds
	LVIP SSGA Bond Index Fund	7.50%
	T. Rowe Price International Bond Fund (USD Hedged) (I Class)	1.25
	T. Rowe Price US Treasury Long-Term (I Class)	2.31
	T. Rowe Price High Yield Fund (I Class)	0.72
	T. Rowe Price Emerging Markets Bond Fund (I Class)	0.72
Description of Underlying Funds
The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the investment performance of these Underlying Funds.
The following table gives a brief description of the principal investment programs of the Underlying Funds. The Underlying Funds’ investment programs are described in greater detail in each Underlying Fund’s prospectus.
The major characteristics of the Underlying Funds are as follows:
Bond/Money Market Underlying Funds	Fund Objective
LVIP SSGA Bond Index Fund	Seeks to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.
T. Rowe Price Emerging Markets Bond Fund	High income and capital appreciation by normally investing at least 80% of net assets in government or corporate debt securities of emerging market countries.
T. Rowe Price High Yield Fund	High current income and, secondarily, capital appreciation by investing in a widely diversified portfolio of below investment-grade bonds – also known as “junk” bonds.
LVIP T. Rowe Price 2040 Fund	3

Bond/Money Market Underlying Funds	Fund Objective
T. Rowe Price International Bond Fund (USD Hedged)	High current income and capital appreciation by investing primarily in high-quality, non-dollar-denominated bonds outside the U.S.
T. Rowe Price U.S. Treasury Long-Term Fund	Highest level of income consistent with maximum credit protection. Weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.
T. Rowe Price U.S. Treasury Money Fund	A money market fund managed to provide a stable share price of $1.00. Invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. In addition, the fund operates as a “government money market fund,” which requires the fund to also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash.

Stock Underlying Funds	Fund Objective
LVIP SSGA International Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
LVIP SSGA Mid-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
LVIP SSGA S&P Index 500 Fund	Seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publically traded in the U.S. as represented in the Standard & Poor’s 500 Stock Index®.
LVIP SSGA Small-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
T. Rowe Price Emerging Markets Stock Fund	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
T. Rowe Price Growth Stock Fund	Long-term capital growth through investments in stocks of a diversified group of larger growth companies.
T. Rowe Price International Stock Fund	Long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. The fund takes a growth approach to stock selection.
T. Rowe Price International Value Equity Fund	Long-term capital growth and current income primarily through investments in non-U.S. stocks, with an emphasis on large-capitalization stocks. The fund takes a value approach to stock selection.
T. Rowe Price Mid-Cap Growth Fund	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
T. Rowe Price Mid-Cap Value Fund	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
T. Rowe Price New Horizons Fund	Long-term growth of capital through investments in stocks of small rapidly growing companies. Invests primarily in emerging growth companies, early in their corporate life cycles.
T. Rowe Price Real Assets Fund	Long-term capital growth through investments in companies that own, or are involved with, real assets (such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities).
T. Rowe Price Small-Cap Value Fund	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.
T. Rowe Price Value Fund	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
4	LVIP T. Rowe Price 2040 Fund

The Fund seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Fund establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Fund alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. About 20 years after its stated retirement year, the Fund will maintain approximately a 31% allocation to stocks. For retirement funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the retirement funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.
Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. This prospectus describes the specific investment program for only this particular retirement fund.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Funds, the Fund indirectly owns a broader mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund’s investment performance is affected by each Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying Fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Funds’ principal risks.
•	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•	Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.
•	Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
•	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
LVIP T. Rowe Price 2040 Fund	5

•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.
•	Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.
•	Tactical Allocation Risk. The subadviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
6	LVIP T. Rowe Price 2040 Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 17.73%.
The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (18.64%).
The Fund’s performance between May 2, 2011 and December 31, 2016 reflects the impact of the risk management strategy, which was discontinued as of February 1, 2018.
	Average Annual Total Returns For periods ended 12/31/16
	1 year	5 years	Lifetime Since inception (4/30/07)
LVIP T. Rowe Price 2040 Fund – Standard Class	3.81%	5.35%	2.74%
LVIP T. Rowe Price 2040 Fund – Service Class	3.55%	5.09%	2.48%
Wilshire 5000 Total Market IndexSM (reflects no deductions for fees, expenses or taxes)	13.37%	14.71%	6.73%
Managed Risk Profile 2040 Composite (reflects no deductions for fees, expenses or taxes)*	7.46%	9.60%	4.15%
*	The 2040 Composite, an unmanaged index compiled by the Fund’s adviser, is constructed as follows: 48% Wilshire 5000 Total Market IndexSM , 22% MSCI EAFE® NR Index , 22% Bloomberg Barclays U.S. Aggregate Bond Index, 4% Bloomberg Barclays U.S. TIPS Index and 4% MSCI Emerging Markets NR Index. The performance of the 2040 Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
Investment Adviser and Sub-Adviser
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”)
Investment Sub-Adviser:    T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Portfolio Managers
LIA Portfolio Managers	Company Title	Experience with Fund
Maria Ma	Assistant Vice President	Since May 2016
Jay Shearon	Assistant Vice President	Since May 2016
Amritansh Tewary	Assistant Vice President	Since May 2016

LVIP T. Rowe Price 2040 Fund	7

T. Rowe Price Portfolio Managers	Company Title	Experience with Fund
Jerome A. Clark, CFA	Co-Portfolio Manager	Since February 2018
Wyatt A. Lee, CFA	Co-Portfolio Manager	Since February 2018
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) and are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
8	LVIP T. Rowe Price 2040 Fund

Investment Objective and Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2040) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retires at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
The investment objective of the Fund is to seek the highest total return over time consistent with an emphasis on both capital growth and income. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use Underlying Funds, including exchange-traded funds, to invest in a broad mix of equity and fixed income securities.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Daily cash flows investments and as-needed rebalancing trades will be used to conform the Fund’s portfolio to its glide path. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
At the target date, the Fund’s allocation to stocks was approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 20 years after its target date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the sub-adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than five percentage (5%) points. When deciding upon allocations within these prescribed limits, the sub-adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profits. The opposite may be true when strong economic growth is expected. When adjusting exposure among the individual Underlying Funds, the sub-adviser will consider relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. The sub-adviser also considers the capacity of an Underlying Fund to absorb additional cash flow. In addition, the sub-adviser may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for tactical allocations to money market securities.
Certain investment restrictions, such as a required minimum or maximum investment by an Underlying Fund in a particular type of security or currency, are measured at the time the Fund purchases a security or currency. The status, market value, maturity, credit quality, or other characteristics of an Underlying Fund’s securities or currencies may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities or currencies to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the Fund’s borrowing policy or liquidity policy). However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
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The subadviser may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.
The following table illustrates how the Fund is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the Fund will have exposure, and the expected allocations to the Underlying Funds that will be used to represent those sectors. The Fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The Fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the Fund as of February 1, 2018. The Fund’s neutral allocations are generally adjusted quarterly. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds.
Asset Class	Underlying Funds	Allocation
Stocks
	LVIP SSGA S&P 500 Index Fund	26.88%
	T. Rowe Price Growth Stock Fund (I Class)	8.96
	T. Rowe Price Value Fund (I Class)	8.96
	LVIP SSGA Mid-Cap Index Fund	3.49
	T. Rowe Price Mid Cap Growth Fund (I Class)	1.75
	T. Rowe Price Mid Cap Value Fund (I Class)	1.75
	LVIP SSGA Small-Cap Index Fund	3.20
	T. Rowe Price New Horizons Fund (I Class)	1.60
	T. Rowe Price Small Cap Value Fund (I Class)	1.60
	LVIP SSGA International Index Fund	12.72
	T. Rowe Price International Stock Fund (I Class)	4.24
	T. Rowe Price International Value Equity Fund (I Class)	4.24
	T. Rowe Price Emerging Markets Stock Fund (I Class)	3.74
	T. Rowe Price Real Assets Fund (I Class)	4.37
Bonds
	LVIP SSGA Bond Index Fund	7.50%
	T. Rowe Price International Bond Fund (USD Hedged) (I Class)	1.25
	T. Rowe Price US Treasury Long-Term (I Class)	2.31
	T. Rowe Price High Yield Fund (I Class)	0.72
	T. Rowe Price Emerging Markets Bond Fund (I Class)	0.72
Description of Underlying Funds
The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the investment performance of these Underlying Funds.
The following table gives a brief description of the principal investment programs of the Underlying Funds. The Underlying Funds’ investment programs are described in greater detail in each Underlying Fund’s prospectus.
The major characteristics of the Underlying Funds are as follows:
Bond/Money Market Underlying Funds	Fund Objective
LVIP SSGA Bond Index Fund	Seeks to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.
T. Rowe Price Emerging Markets Bond Fund	High income and capital appreciation by normally investing at least 80% of net assets in government or corporate debt securities of emerging market countries.
T. Rowe Price High Yield Fund	High current income and, secondarily, capital appreciation by investing in a widely diversified portfolio of below investment-grade bonds – also known as “junk” bonds.
T. Rowe Price International Bond Fund (USD Hedged)	High current income and capital appreciation by investing primarily in high-quality, non-dollar-denominated bonds outside the U.S.
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Bond/Money Market Underlying Funds	Fund Objective
T. Rowe Price U.S. Treasury Long-Term Fund	Highest level of income consistent with maximum credit protection. Weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.
T. Rowe Price U.S. Treasury Money Fund	A money market fund managed to provide a stable share price of $1.00. Invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. In addition, the fund operates as a “government money market fund,” which requires the fund to also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash.

Stock Underlying Funds	Fund Objective
LVIP SSGA International Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
LVIP SSGA Mid-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
LVIP SSGA S&P Index 500 Fund	Seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publically traded in the U.S. as represented in the Standard & Poor’s 500 Stock Index®.
LVIP SSGA Small-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
T. Rowe Price Emerging Markets Stock Fund	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
T. Rowe Price Growth Stock Fund	Long-term capital growth through investments in stocks of a diversified group of larger growth companies.
T. Rowe Price International Stock Fund	Long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. The fund takes a growth approach to stock selection.
T. Rowe Price International Value Equity Fund	Long-term capital growth and current income primarily through investments in non-U.S. stocks, with an emphasis on large-capitalization stocks. The fund takes a value approach to stock selection.
T. Rowe Price Mid-Cap Growth Fund	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
T. Rowe Price Mid-Cap Value Fund	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
T. Rowe Price New Horizons Fund	Long-term growth of capital through investments in stocks of small rapidly growing companies. Invests primarily in emerging growth companies, early in their corporate life cycles.
T. Rowe Price Real Assets Fund	Long-term capital growth through investments in companies that own, or are involved with, real assets (such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities).
T. Rowe Price Small-Cap Value Fund	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.
T. Rowe Price Value Fund	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
The Fund seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Fund establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Fund alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. About 20 years after its stated retirement year, the Fund will maintain approximately a 31% allocation to stocks. For retirement
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funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the retirement funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.
Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. This prospectus describes the specific investment program for only this particular retirement fund.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Funds, the Fund indirectly owns a broader mix of equity securities (stocks) and fixed income securities (bonds).
Additional Information About Investment Strategies
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions in cash or cash equivalents that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund’s investment performance is affected by each Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying Fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Funds’ principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent, if interest rates rose by one percent.
Furthermore, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
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Numerous factors can cause interest rates to rise, including, but not limited to central bank monetary policies and general economic conditions. These factors are especially relevant under current economic conditions, because interest rates are at or near historically low levels. The Fund may be subject to heightened levels of interest rate risk because of the continued economic recovery and the end of the Federal Reserve Board’s quantitative easing program, especially as the Fed has begun and may continue to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.
Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
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Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.
Tactical Allocation Risk. The subadviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security.
Liquidity risk also may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk.
In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities. A reduction in dealer market-making has the potential to reduce liquidity and increase volatility in fixed income markets. Increased interest rates may heighten this type of liquidity risk.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund’s investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA’s address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
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The Fund has entered into an Investment Management Agreement with LIA. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LIA may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LIA from its management fee.
A description of LIA (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.
Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2016 was 0.25% of the Fund's average net assets).
LIA Portfolio Managers	Maria Ma, Jay Shearon, and Amritansh Tewary are responsible for the day-to-day management of the Fund's assets and oversight of the Fund's overlay manager.
Maria Ma, CFA, is a Portfolio Manager, Assistant Vice President, and Team Lead for Fixed Income strategies within LIA. Ms. Ma joined LIA in 2015 and is a member of LIA’s Investment Committee, Derivatives Committee, and Asset Allocation Committee, among others. Prior to joining LIA, Ms. Ma spent nine years with SEI Investments as Senior Investment Analyst, responsible for manager selection and multi-manager portfolio construction for U.S. investment grade fixed Income funds. She holds a B.A. in economics from NanKai University in China and an M.S. in finance from Boston College. Ms. Ma is a Chartered Financial Analyst® (CFA) Charterholder.
Jay Shearon is a Portfolio Manager, Assistant Vice President, and Team Lead for Multi-Asset strategies within LIA. Mr. Shearon joined LIA in 2015 and is a member of LIA’s Investment Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LIA, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.
Amritansh Tewary, CFA, is a Portfolio Manager, Assistant Vice President, and Team Lead for Equity strategies within LIA. Mr. Tewary joined LIA in 2016 and is a member of LIA’s Investment Committee and Asset Allocation Committee, among others. Prior to joining LIA, Mr. Tewary was the Head of Small Cap and Mid Cap Equity Manager Selection for UBS Wealth Management. Mr. Tewary is a Chartered Financial Analyst® (CFA) Charterholder. He holds a B.S. in biology from Duke University and an M.B.A. from the Stern School of Business at New York University.
Sub-Adviser	T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $991 billion as of December 31, 2017. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.
T. Rowe Price Portfolio Managers	Jerome A. Clark and Wyatt A. Lee are responsible for the day-to-day management of the Fund's assets.
Jerome A. Clark, CFA, Co-Portfolio Manager, is a portfolio manager in the Multi-Asset Division for T. Rowe Price. Mr. Clark joined T. Rowe Price in 1992. He earned a B.S. in mathematics from the U.S. Naval Academy, an M.S. in operations research from the Naval Postgraduate School, and an M.B.A. in finance from Johns Hopkins University. He has also earned the Chartered Financial Analyst designation.
Wyatt A. Lee, CFA, Co-Portfolio Manager, is a co-portfolio manager of the Retirement Date Funds for T. Rowe Price. Mr. Lee joined T. Rowe Price in 1999. He earned a B.S. in mathematics and political science, cum laude, from Vanderbilt University and an M.B.A. in finance from the Olin School of Business at Washington University, where he was a Charles F. Knight Scholar. Mr. Lee also has earned the Chartered Financial Analyst designation.
LIA may hire consultants to assist it in management of the Fund. These consultants will not have management discretion over Fund assets.
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The Fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by LIA. The Fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the Fund, different fees, and different asset levels.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's annual report to shareholders for the period ended December 31, 2017.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
Fund Assets Other Than Underlying Funds. The Fund typically values its assets based on “market price.” Market price for equities and ETFs is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”
In certain circumstances, the Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund's Board. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
Underlying Fund Assets. The Fund values shares of mutual funds (each an “underlying fund”) at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
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Market Timing
Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily
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intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy and Federal Income Tax Considerations
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.
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Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.
	LVIP T. Rowe Price 2040 Fund Standard Class
	Year Ended
	12/31/2016 [1]	12/31/2015	12/31/2014	12/31/2013	12/31/2012
Net asset value, beginning of period	$10.346	$ 11.655	$11.523	$ 10.009	$ 9.503
Income (loss) from investment operations:
Net investment income[2]	0.185	0.196	0.151	0.132	0.135
Net realized and unrealized gain (loss)	0.207	(0.577)	0.251	1.523	0.539
Total from investment operations	0.392	(0.381)	0.402	1.655	0.674
Less dividends and distributions from:
Net investment income	(0.198)	(0.189)	(0.270)	(0.141)	(0.168)
Net realized gain	(0.203)	(0.739)	—	—	—
Total dividends and distributions	(0.401)	(0.928)	(0.270)	(0.141)	(0.168)
Net asset value, end of period	$10.337	$ 10.346	$11.655	$ 11.523	$ 10.009
Total return[3]	3.81%	(3.22%)	3.48%	16.54%	7.12%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$86,980	$ 87,556	$94,657	$146,675	$116,009
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.34%	0.33%	0.33%	0.33%	0.40%
Ratio of net investment income to average net assets	1.78%	1.70%	1.29%	1.22%	1.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.74%	1.67%	1.26%	1.19%	1.27%
Portfolio turnover	27%	25%	25%	25%	28%
[1] Effective May 1, 2016, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[2] The average shares outstanding method has been applied for per share information.
[3] Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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	LVIP T. Rowe Price 2040 Fund Service Class
	Year Ended
	12/31/2016 [1]	12/31/2015	12/31/2014	12/31/2013	12/31/2012
Net asset value, beginning of period	$10.325	$ 11.634	$11.503	$ 9.993	$ 9.465
Income (loss) from investment operations:
Net investment income[2]	0.158	0.166	0.122	0.105	0.110
Net realized and unrealized gain (loss)	0.207	(0.575)	0.249	1.518	0.537
Total from investment operations	0.365	(0.409)	0.371	1.623	0.647
Less dividends and distributions from:
Net investment income	(0.172)	(0.161)	(0.240)	(0.113)	(0.119)
Net realized gain	(0.203)	(0.739)	—	—	—
Total dividends and distributions	(0.375)	(0.900)	(0.240)	(0.113)	(0.119)
Net asset value, end of period	$10.315	$ 10.325	$11.634	$ 11.503	$ 9.993
Total return[3]	3.55%	(3.46%)	3.22%	16.25%	6.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,376	$ 22,486	$22,424	$ 19,191	$14,957
Ratio of expenses to average net assets[4]	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.59%	0.58%	0.58%	0.58%	0.65%
Ratio of net investment income to average net assets	1.53%	1.45%	1.04%	0.97%	1.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.49%	1.42%	1.01%	0.94%	1.02%
Portfolio turnover	27%	25%	25%	25%	28%
[1] Effective May 1, 2016, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[2] The average shares outstanding method has been applied for per share information.
[3] Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated February 1, 2018, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI or annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports are available, free of charge, at https://www.lfg.com/LVIP.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
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Lincoln Variable Insurance Products Trust
LVIP T. Rowe Price 2050 Fund
Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus February 1, 2018
LVIP T. Rowe Price 2050 Fund (formerly, LVIP Managed Risk Profile 2050 Fund) (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP T. Rowe Price 2050 Fund
(formerly, LVIP Managed Risk Profile 2050 Fund)
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP T. Rowe Price 2050 Fund (the “Fund”) is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses[1]	0.24%	0.24%
Acquired Fund Fees and Expenses (AFFE)[1]	0.47%	0.47%
Total Annual Fund Operating Expenses (including AFFE)[2]	0.96%	1.21%
Less Fee Waiver and Expense Reimbursement[3]	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.74%	0.99%
[1] Other Expenses and AFFE are based on estimates for the current fiscal year.
[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3] Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.03% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the total annual fund operating expenses (excluding AFFE) exceed 0.27% of the Fund’s average daily net assets for the Standard Class and 0.52% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with advisory fee waiver and expense reimbursement for the contractual period and the total operating expenses without advisory fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
	1 year	3 years	5 years	10 years
Standard Class	$ 76	$284	$509	$1,158
Service Class	$101	$362	$644	$1,446
LVIP T. Rowe Price 2050 Fund	1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2050) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retires at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use underlying funds (“Underlying Funds”), including exchange-traded funds, to invest in a broad mix of equity and fixed income securities.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Daily cash flows investments and as-needed rebalancing trades will be used to conform the Fund’s portfolio to its glide path. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
At the target date, the Fund’s allocation to stocks was approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 20 years after its target date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the sub-adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than five percentage (5%) points. When deciding upon allocations within these prescribed limits, the sub-adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profits. The opposite may be true when strong economic growth is expected. When adjusting exposure among the individual Underlying Funds, the sub-adviser will consider relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. The sub-adviser also considers the capacity of an Underlying Fund to absorb additional cash flow. In addition, the sub-adviser may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for tactical allocations to money market securities.
Certain investment restrictions, such as a required minimum or maximum investment by an Underlying Fund in a particular type of security or currency, are measured at the time the Fund purchases a security or currency. The status, market value, maturity, credit quality, or other characteristics of an Underlying Fund’s securities or currencies may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities or currencies to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and
2	LVIP T. Rowe Price 2050 Fund

will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the Fund’s borrowing policy or liquidity policy). However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
The subadviser may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.
The following table illustrates how the Fund is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the Fund will have exposure, and the expected allocations to the Underlying Funds that will be used to represent those sectors. The Fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The Fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the Fund as of February 1, 2018. The Fund’s neutral allocations are generally adjusted quarterly. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds.
Asset Class	Underlying Funds	Allocation
Stocks
	LVIP SSGA S&P 500 Index Fund	27.63%
	T. Rowe Price Growth Stock Fund (I Class)	9.22
	T. Rowe Price Value Fund (I Class)	9.22
	LVIP SSGA Mid-Cap Index Fund	3.59
	T. Rowe Price Mid Cap Growth Fund (I Class)	1.80
	T. Rowe Price Mid Cap Value Fund (I Class)	1.80
	LVIP SSGA Small-Cap Index Fund	3.29
	T. Rowe Price New Horizons Fund (I Class)	1.65
	T. Rowe Price Small Cap Value Fund (I Class)	1.65
	LVIP SSGA International Index Fund	13.08
	T. Rowe Price International Stock Fund (I Class)	4.36
	T. Rowe Price International Value Equity Fund (I Class)	4.36
	T. Rowe Price Emerging Markets Stock Fund (I Class)	3.85
	T. Rowe Price Real Assets Fund (I Class)	4.50
Bonds
	LVIP SSGA Bond Index Fund	6.00%
	T. Rowe Price International Bond Fund (USD Hedged) (I Class)	1.00
	T. Rowe Price US Treasury Long-Term (I Class)	2.00
	T. Rowe Price High Yield Fund (I Class)	0.50
	T. Rowe Price Emerging Markets Bond Fund (I Class)	0.50
Description of Underlying Funds
The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the investment performance of these Underlying Funds.
The following table gives a brief description of the principal investment programs of the Underlying Funds. The Underlying Funds’ investment programs are described in greater detail in each Underlying Fund’s prospectus.
The major characteristics of the Underlying Funds are as follows:
Bond/Money Market Underlying Funds	Fund Objective
LVIP SSGA Bond Index Fund	Seeks to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.
T. Rowe Price Emerging Markets Bond Fund	High income and capital appreciation by normally investing at least 80% of net assets in government or corporate debt securities of emerging market countries.
T. Rowe Price High Yield Fund	High current income and, secondarily, capital appreciation by investing in a widely diversified portfolio of below investment-grade bonds – also known as “junk” bonds.
LVIP T. Rowe Price 2050 Fund	3

Bond/Money Market Underlying Funds	Fund Objective
T. Rowe Price International Bond Fund (USD Hedged)	High current income and capital appreciation by investing primarily in high-quality, non-dollar-denominated bonds outside the U.S.
T. Rowe Price U.S. Treasury Long-Term Fund	Highest level of income consistent with maximum credit protection. Weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.
T. Rowe Price U.S. Treasury Money Fund	A money market fund managed to provide a stable share price of $1.00. Invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. In addition, the fund operates as a “government money market fund,” which requires the fund to also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash.

Stock Underlying Funds	Fund Objective
LVIP SSGA International Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
LVIP SSGA Mid-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
LVIP SSGA S&P Index 500 Fund	Seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publically traded in the U.S. as represented in the Standard & Poor’s 500 Stock Index®.
LVIP SSGA Small-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
T. Rowe Price Emerging Markets Stock Fund	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
T. Rowe Price Growth Stock Fund	Long-term capital growth through investments in stocks of a diversified group of larger growth companies.
T. Rowe Price International Stock Fund	Long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. The fund takes a growth approach to stock selection.
T. Rowe Price International Value Equity Fund	Long-term capital growth and current income primarily through investments in non-U.S. stocks, with an emphasis on large-capitalization stocks. The fund takes a value approach to stock selection.
T. Rowe Price Mid-Cap Growth Fund	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
T. Rowe Price Mid-Cap Value Fund	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
T. Rowe Price New Horizons Fund	Long-term growth of capital through investments in stocks of small rapidly growing companies. Invests primarily in emerging growth companies, early in their corporate life cycles.
T. Rowe Price Real Assets Fund	Long-term capital growth through investments in companies that own, or are involved with, real assets (such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities).
T. Rowe Price Small-Cap Value Fund	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.
T. Rowe Price Value Fund	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
4	LVIP T. Rowe Price 2050 Fund

The Fund seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Fund establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Fund alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. About 20 years after its stated retirement year, the Fund will maintain approximately a 31% allocation to stocks. For retirement funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the retirement funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.
Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. This prospectus describes the specific investment program for only this particular retirement fund.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Funds, the Fund indirectly owns a broader mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•	Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.
•	Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
•	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
LVIP T. Rowe Price 2050 Fund	5

•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.
•	Tactical Allocation Risk. The subadviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•	Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.
•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
6	LVIP T. Rowe Price 2050 Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the fourth quarter of 2013 at: 6.39%.
The Fund’s lowest return for a quarter occurred in the third quarter of 2015 at: (6.97%).
The Fund’s performance between May 2, 2011 and December 31, 2016 reflects the impact of the risk management strategy, which was discontinued as of February 1, 2018.
	Average Annual Total Returns For periods ended 12/31/16
	1 year	5 years	Lifetime Since inception (5/2/11)
LVIP T. Rowe Price 2050 Fund – Standard Class	4.41%	5.48%	2.79%
LVIP T. Rowe Price 2050 Fund – Service Class	4.15%	5.21%	2.53%
Wilshire 5000 Total Market IndexSM (reflects no deductions for fees, expenses or taxes)	13.37%	14.71%	11.31%
Managed Risk Profile 2050 Composite (reflects no deductions for fees, expenses or taxes)*	7.80%	10.51%	6.72%
*	The 2050 Composite, an unmanaged index compiled by the Fund’s adviser, is constructed as follows: 56% Wilshire 5000 Total Market IndexSM, 27% MSCI EAFE® NR Index; 10% Bloomberg Barclays U.S. Aggregate Bond Index, 5% MSCI Emerging Markets NR Index and 2% Bloomberg Barclays U.S. TIPS Index. The performance of the 2050 Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
Investment Adviser and Sub-Adviser
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”)
Investment Sub-Adviser:    T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Portfolio Managers
LIA Portfolio Managers	Company Title	Experience with Fund
Maria Ma	Assistant Vice President	Since May 2016
Jay Shearon	Assistant Vice President	Since May 2016
Amritansh Tewary	Assistant Vice President	Since May 2016

LVIP T. Rowe Price 2050 Fund	7

T. Rowe Price Portfolio Managers	Company Title	Experience with Fund
Jerome A. Clark, CFA	Co-Portfolio Manager	Since February 2018
Wyatt A. Lee, CFA	Co-Portfolio Manager	Since February 2018
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) and are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
8	LVIP T. Rowe Price 2050 Fund

Investment Objective and Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2050) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retires at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
The investment objective of the Fund is to seek the highest total return over time consistent with an emphasis on both capital growth and income. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use Underlying Funds, including exchange-traded funds, to invest in a broad mix of equity and fixed income securities.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Daily cash flows investments and as-needed rebalancing trades will be used to conform the Fund’s portfolio to its glide path. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
At the target date, the Fund’s allocation to stocks was approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 20 years after its target date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the sub-adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than five percentage (5%) points. When deciding upon allocations within these prescribed limits, the sub-adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profits. The opposite may be true when strong economic growth is expected. When adjusting exposure among the individual Underlying Funds, the sub-adviser will consider relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. The sub-adviser also considers the capacity of an Underlying Fund to absorb additional cash flow. In addition, the sub-adviser may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for tactical allocations to money market securities.
Certain investment restrictions, such as a required minimum or maximum investment by an Underlying Fund in a particular type of security or currency, are measured at the time the Fund purchases a security or currency. The status, market value, maturity, credit quality, or other characteristics of an Underlying Fund’s securities or currencies may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities or currencies to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the Fund’s borrowing policy or liquidity policy). However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
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The subadviser may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.
The following table illustrates how the Fund is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the Fund will have exposure, and the expected allocations to the Underlying Funds that will be used to represent those sectors. The Fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The Fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the Fund as of February 1, 2018. The Fund’s neutral allocations are generally adjusted quarterly. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds.
Asset Class	Underlying Funds	Allocation
Stocks
	LVIP SSGA S&P 500 Index Fund	27.63%
	T. Rowe Price Growth Stock Fund (I Class)	9.22
	T. Rowe Price Value Fund (I Class)	9.22
	LVIP SSGA Mid-Cap Index Fund	3.59
	T. Rowe Price Mid Cap Growth Fund (I Class)	1.80
	T. Rowe Price Mid Cap Value Fund (I Class)	1.80
	LVIP SSGA Small-Cap Index Fund	3.29
	T. Rowe Price New Horizons Fund (I Class)	1.65
	T. Rowe Price Small Cap Value Fund (I Class)	1.65
	LVIP SSGA International Index Fund	13.08
	T. Rowe Price International Stock Fund (I Class)	4.36
	T. Rowe Price International Value Equity Fund (I Class)	4.36
	T. Rowe Price Emerging Markets Stock Fund (I Class)	3.85
	T. Rowe Price Real Assets Fund (I Class)	4.50
Bonds
	LVIP SSGA Bond Index Fund	6.00%
	T. Rowe Price International Bond Fund (USD Hedged) (I Class)	1.00
	T. Rowe Price US Treasury Long-Term (I Class)	2.00
	T. Rowe Price High Yield Fund (I Class)	0.50
	T. Rowe Price Emerging Markets Bond Fund (I Class)	0.50
Description of Underlying Funds
The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the investment performance of these Underlying Funds.
The following table gives a brief description of the principal investment programs of the Underlying Funds. The Underlying Funds’ investment programs are described in greater detail in each Underlying Fund’s prospectus.
The major characteristics of the Underlying Funds are as follows:
Bond/Money Market Underlying Funds	Fund Objective
LVIP SSGA Bond Index Fund	Seeks to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.
T. Rowe Price Emerging Markets Bond Fund	High income and capital appreciation by normally investing at least 80% of net assets in government or corporate debt securities of emerging market countries.
T. Rowe Price High Yield Fund	High current income and, secondarily, capital appreciation by investing in a widely diversified portfolio of below investment-grade bonds – also known as “junk” bonds.
T. Rowe Price International Bond Fund (USD Hedged)	High current income and capital appreciation by investing primarily in high-quality, non-dollar-denominated bonds outside the U.S.
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Bond/Money Market Underlying Funds	Fund Objective
T. Rowe Price U.S. Treasury Long-Term Fund	Highest level of income consistent with maximum credit protection. Weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.
T. Rowe Price U.S. Treasury Money Fund	A money market fund managed to provide a stable share price of $1.00. Invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. In addition, the fund operates as a “government money market fund,” which requires the fund to also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash.

Stock Underlying Funds	Fund Objective
LVIP SSGA International Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
LVIP SSGA Mid-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
LVIP SSGA S&P Index 500 Fund	Seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publically traded in the U.S. as represented in the Standard & Poor’s 500 Stock Index®.
LVIP SSGA Small-Cap Index Fund	Seeks to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
T. Rowe Price Emerging Markets Stock Fund	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
T. Rowe Price Growth Stock Fund	Long-term capital growth through investments in stocks of a diversified group of larger growth companies.
T. Rowe Price International Stock Fund	Long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. The fund takes a growth approach to stock selection.
T. Rowe Price International Value Equity Fund	Long-term capital growth and current income primarily through investments in non-U.S. stocks, with an emphasis on large-capitalization stocks. The fund takes a value approach to stock selection.
T. Rowe Price Mid-Cap Growth Fund	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
T. Rowe Price Mid-Cap Value Fund	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
T. Rowe Price New Horizons Fund	Long-term growth of capital through investments in stocks of small rapidly growing companies. Invests primarily in emerging growth companies, early in their corporate life cycles.
T. Rowe Price Real Assets Fund	Long-term capital growth through investments in companies that own, or are involved with, real assets (such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities).
T. Rowe Price Small-Cap Value Fund	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.
T. Rowe Price Value Fund	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
The Fund seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Fund establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Fund alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. About 20 years after its stated retirement year, the Fund will maintain approximately a 31% allocation to stocks. For retirement
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funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the retirement funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.
Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. This prospectus describes the specific investment program for only this particular retirement fund.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Funds, the Fund indirectly owns a broader mix of equity securities (stocks) and fixed income securities (bonds).
Additional Information About Investment Strategies
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions in cash or cash equivalents that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
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Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent, if interest rates rose by one percent.
Furthermore, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to rise, including, but not limited to central bank monetary policies and general economic conditions. These factors are especially relevant under current economic conditions, because interest rates are at or near historically low levels. The Fund may be subject to heightened levels of interest rate risk because of the continued economic recovery and the end of the Federal Reserve Board’s quantitative easing program, especially as the Fed has begun and may continue to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
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Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Tactical Allocation Risk. The subadviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.
Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security.
Liquidity risk also may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk.
In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities. A reduction in dealer market-making has the potential to reduce liquidity and increase volatility in fixed income markets. Increased interest rates may heighten this type of liquidity risk.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund’s investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA’s address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
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The Fund has entered into an Investment Management Agreement with LIA. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LIA may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LIA from its management fee.
A description of LIA (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.
Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2016 was 0.25% of the Fund's average net assets).
LIA Portfolio Managers	Maria Ma, Jay Shearon, and Amritansh Tewary are responsible for the day-to-day management of the Fund's assets and oversight of the Fund's overlay manager.
Maria Ma, CFA, is a Portfolio Manager, Assistant Vice President, and Team Lead for Fixed Income strategies within LIA. Ms. Ma joined LIA in 2015 and is a member of LIA’s Investment Committee, Derivatives Committee, and Asset Allocation Committee, among others. Prior to joining LIA, Ms. Ma spent nine years with SEI Investments as Senior Investment Analyst, responsible for manager selection and multi-manager portfolio construction for U.S. investment grade fixed Income funds. She holds a B.A. in economics from NanKai University in China and an M.S. in finance from Boston College. Ms. Ma is a Chartered Financial Analyst® (CFA) Charterholder.
Jay Shearon is a Portfolio Manager, Assistant Vice President, and Team Lead for Multi-Asset strategies within LIA. Mr. Shearon joined LIA in 2015 and is a member of LIA’s Investment Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LIA, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.
Amritansh Tewary, CFA, is a Portfolio Manager, Assistant Vice President, and Team Lead for Equity strategies within LIA. Mr. Tewary joined LIA in 2016 and is a member of LIA’s Investment Committee and Asset Allocation Committee, among others. Prior to joining LIA, Mr. Tewary was the Head of Small Cap and Mid Cap Equity Manager Selection for UBS Wealth Management. Mr. Tewary is a Chartered Financial Analyst® (CFA) Charterholder. He holds a B.S. in biology from Duke University and an M.B.A. from the Stern School of Business at New York University.
Sub-Adviser	T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $991 billion as of December 31, 2017. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.
T. Rowe Price Portfolio Managers	Jerome A. Clark and Wyatt A. Lee are responsible for the day-to-day management of the Fund's assets.
Jerome A. Clark, CFA, Co-Portfolio Manager, is a portfolio manager in the Multi-Asset Division for T. Rowe Price. Mr. Clark joined T. Rowe Price in 1992. He earned a B.S. in mathematics from the U.S. Naval Academy, an M.S. in operations research from the Naval Postgraduate School, and an M.B.A. in finance from Johns Hopkins University. He has also earned the Chartered Financial Analyst designation.
Wyatt A. Lee, CFA, Co-Portfolio Manager, is a co-portfolio manager of the Retirement Date Funds for T. Rowe Price. Mr. Lee joined T. Rowe Price in 1999. He earned a B.S. in mathematics and political science, cum laude, from Vanderbilt University and an M.B.A. in finance from the Olin School of Business at Washington University, where he was a Charles F. Knight Scholar. Mr. Lee also has earned the Chartered Financial Analyst designation.
LIA may hire consultants to assist it in management of the Fund. These consultants will not have management discretion over Fund assets.
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The Fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by LIA. The Fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the Fund, different fees, and different asset levels.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's annual report to shareholders for the period ended December 31, 2017.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
Fund Assets Other Than Underlying Funds. The Fund typically values its assets based on “market price.” Market price for equities and ETFs is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”
In certain circumstances, the Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund's Board. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
Underlying Fund Assets. The Fund values shares of mutual funds (each an “underlying fund”) at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
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Market Timing
Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily
17

intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy and Federal Income Tax Considerations
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.
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Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.
	LVIP T. Rowe Price 2050 Fund Standard Class
	Year Ended
	12/31/2016 [1]	12/31/2015	12/31/2014	12/31/2013	12/31/2012
Net asset value, beginning of period	$ 9.345	$ 9.888	$11.054	$ 9.401	$ 8.953
Income (loss) from investment operations:
Net investment income[2]	0.189	0.186	0.138	0.138	0.157
Net realized and unrealized gain (loss)	0.222	(0.554)	0.196	1.651	0.379
Total from investment operations	0.411	(0.368)	0.334	1.789	0.536
Less dividends and distributions from:
Net investment income	(0.182)	(0.157)	(0.214)	(0.133)	(0.088)
Net realized gain	(0.060)	(0.018)	(1.286)	—	—
Return of capital	—	—	—	(0.003)	—
Total dividends and distributions	(0.242)	(0.175)	(1.500)	(0.136)	(0.088)
Net asset value, end of period	$ 9.514	$ 9.345	$ 9.888	$ 11.054	$ 9.401
Total return[3]	4.41%	(3.75%)	2.94%	19.04%	6.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,659	$ 24,406	$20,614	$ 37,291	$21,788
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.50%	0.54%	0.52%	0.55%	0.94%
Ratio of net investment income to average net assets	2.01%	1.87%	1.24%	1.34%	1.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.81%	1.63%	1.02%	1.09%	1.06%
Portfolio turnover	23%	26%	46%	24%	30%
[1] Effective May 1, 2016, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[2] The average shares outstanding method has been applied for per share information.
[3] Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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	LVIP T. Rowe Price 2050 Fund Service Class
	Year Ended
	12/31/2016 [1]	12/31/2015	12/31/2014	12/31/2013	12/31/2012
Net asset value, beginning of period	$ 9.324	$ 9.866	$11.032	$ 9.385	$ 8.938
Income (loss) from investment operations:
Net investment income[2]	0.165	0.160	0.111	0.112	0.133
Net realized and unrealized gain (loss)	0.221	(0.552)	0.195	1.645	0.379
Total from investment operations	0.386	(0.392)	0.306	1.757	0.512
Less dividends and distributions from:
Net investment income	(0.159)	(0.132)	(0.186)	(0.107)	(0.065)
Net realized gain	(0.060)	(0.018)	(1.286)	—	—
Return of capital	—	—	—	(0.003)	—
Total dividends and distributions	(0.219)	(0.150)	(1.472)	(0.110)	(0.065)
Net asset value, end of period	$ 9.491	$ 9.324	$ 9.866	$ 11.032	$ 9.385
Total return[3]	4.15%	(3.98%)	2.68%	18.73%	5.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 7,708	$ 5,011	$ 3,075	$ 3,585	$ 2,212
Ratio of expenses to average net assets[4]	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.75%	0.79%	0.77%	0.80%	1.19%
Ratio of net investment income to average net assets	1.76%	1.62%	0.99%	1.09%	1.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.56%	1.38%	0.77%	0.84%	0.81%
Portfolio turnover	23%	26%	46%	24%	30%
[1] Effective May 1, 2016, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[2] The average shares outstanding method has been applied for per share information.
[3] Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated February 1, 2018, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI or annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports are available, free of charge, at https://www.lfg.com/LVIP.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
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Lincoln Variable Insurance Products Trust

LVIP T. Rowe Price 2010 Fund

LVIP T. Rowe Price 2020 Fund

LVIP T. Rowe Price 2030 Fund

LVIP T. Rowe Price 2040 Fund

LVIP T. Rowe Price 2050 Fund

Statement of Additional Information February 1, 2018

This Statement of Additional Information (“SAI”), which is not a prospectus, provides more information about the series named in the caption (each a “Fund”, collectively, the “Funds”) of Lincoln Variable Insurance Products Trust. Each Fund offers two classes of shares: the Standard Class and the Service Class.

Each Fund’s most recent Annual Report to Shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference. This SAI should be read in conjunction with each Fund’s prospectus dated February 1, 2018. You may obtain a copy of a Fund’s prospectus, annual, and semi-annual report upon request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 800-4-LINCOLN (454-6265).

1300 South Clinton Street

Fort Wayne, Indiana 46802

Description of the Trust and the Funds

Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.

Each Fund is non-diversified within the meaning of the Investment Company Act of 1940 (1940 Act).

References to “Adviser” in this SAI include both Lincoln Investment Advisors Corporation (“LIA”) and the Funds’ sub-adviser unless the context otherwise indicates.

The Funds have changed their name within the past five years as follows:

Current Fund Name	Former Fund Name	Date of Name Change
LVIP T. Rowe Price 2010 Fund	LVIP Managed Risk Profile 2010 Fund	February 1, 2018
	LVIP Protected Profile 2010 Fund	August 12, 2013
LVIP T. Rowe Price 2020 Fund	LVIP Managed Risk Profile 2020 Fund	February 1, 2018
	LVIP Protected Profile 2020 Fund	August 12, 2013
LVIP T. Rowe Price 2030 Fund	LVIP Managed Risk Profile 2030 Fund	February 1, 2018
	LVIP Protected Profile 2030 Fund	August 12, 2013
LVIP T. Rowe Price 2040 Fund	LVIP Managed Risk Profile 2040 Fund	February 1, 2018
	LVIP Protected Profile 2040 Fund	August 12, 2013
LVIP T. Rowe Price 2050 Fund	LVIP Managed Risk Profile 2050 Fund	February 1, 2018
	LVIP Protected Profile 2050 Fund	August 12, 2013

Fundamental Investment Restrictions

Each Fund has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of the Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. In effecting its fundamental policies and investment restrictions, each Fund will look through to the portfolio holdings of any underlying funds in which it invests. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio (except for investment restriction 2 regarding borrowing).

Each Fund may not:

1.	Make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2.	Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

3.	Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4.	Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5.	Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

6.	Make loans of any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

The Securities and Exchange Commission’s staff has taken the position that, for purposes of the concentration disclosure requirement, a fund investing more than 25% of its assets in an industry may be concentrating in that industry. Registration Form Used by Open-End Management Investment Companies, Investment Company Act Release No. 23064 (Mar. 13, 1998), at note 163. Notwithstanding fundamental investment policy [1] above, a Fund may concentrate in a particular industry to the extent that such concentration results from the Fund’s tracking or replication of an index.

Manager of Managers

The Funds employ a “manager of managers” structure, which means that the Funds’ Adviser may delegate the management of some or all of the Funds’ investment portfolio to one or more sub-advisers. To use this structure, the Funds have received an exemptive order from the SEC (Release Nos. 29170 and 29197) to permit the Funds’ Adviser – with Fund Board approval – to enter into and amend a sub-advisory agreement for a Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, a Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Funds’ Adviser is not permitted to hire affiliated sub-advisers without shareholder approval.

What are the Underlying Funds?

The Funds are “fund of funds”, which means that the Funds invest some or all of its assets in one or more other mutual funds or exchange-traded funds. For this structure, the Funds may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Funds also have received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit them to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. The Funds may also rely on an exemptive order from the SEC issued to the sub-adviser or an underlying fund.

Each Fund’s relative weightings in the underlying funds will vary over time. The Funds are not required to invest in any particular underlying fund. The Adviser or sub-adviser, as appropriate, may add, eliminate or replace underlying funds at any time and without notice and may invest in affiliated or non-affiliated underlying funds or other types of investment securities.

Additional Investment Strategies and Risks

The principal investment strategies each Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Fund’s prospectus.

Unless otherwise stated in the prospectus, investment strategies and techniques are generally discretionary. This means the Funds’ Adviser may elect to engage or not engage in various strategies and techniques in its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will always or ever be employed by the Adviser to the Funds or by other mutual funds in which the Funds invest (“Underlying Funds”).

The following narrative provides additional information concerning the investment strategies that the Funds may employ, either principal or discretionary, and the risks of those investment strategies.

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors, including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing any credit enhancement. If the required payments of principal and interest are not made to the trust with respect to the underlying loans after the credit enhancement is exhausted, certificate holders may experience losses or delays in payment.

For many asset-backed securities, the cash flows from the pool are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the pool and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from an asset-backed security typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, asset-backed security tranches can experience substantial losses.

In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.

The Funds may invest in each of collateralized debt obligations (CDOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (SPE) and is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create synthetic exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of the Funds.

Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-

income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Funds may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Funds could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced fire sale liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Borrowing. Each Fund may borrow money from time to time to the extent permitted under the 1940 Act, any rule or order thereunder, or official interpretation thereof. This means that, in general, each Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. Each Fund may also borrow money for temporary purposes in an amount not to exceed 5% of the Fund’s total assets.

The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s investment portfolio. Money borrowed will be subject to interest costs and other fees, which could reduce a Fund’s return and may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when a Fund has borrowed money may involve an element of leverage.

Cash and cash equivalents. The Funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank-corporation sponsored conduits (asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

“Floating rate obligations” have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Adviser generally considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stock and interest rates. When the underlying common stock declines in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities generally are interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Cybersecurity. The use of technology is more prevalent in the financial industry, including the Funds’ management and operations, than in other industries. As a result, the Funds are more susceptible to risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access, or “cybersecurity.” Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, or unauthorized access to, confidential or restricted data relating to the Funds or shareholders, and the compromise or failure of systems, networks, devices and applications relating to Fund operations. A cybersecurity breach may result in:

•	Financial losses to the Funds and shareholders;

•	The inability of the Funds to timely process transactions or conduct trades;

•	Delays or mistakes in materials provided to shareholders;

•	Errors or delays in the calculation of Funds’ net asset values;

•	Violations of privacy and other laws (including those related to identity theft);

•	Regulatory fines, penalties and reputational damage; and

•	Compliance and remediation costs, legal fees and other expenses.

In addition, the noted risks may adversely impact the Adviser, a Fund’s sub-adviser, if any, the Funds’ principal underwriter, administrator and other service providers to the Funds, as well as financial intermediaries (e.g., insurance company record holders) and parties with which the Funds do business. These risks, in turn, could result in losses to the Funds and shareholders and disruptions to the conduct of business between the Funds, shareholders, the Funds’ service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective. This is particularly the case because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact.

Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities, Brady

Bonds, zero coupon bonds and pay-in-kind bonds. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed-income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers. The rate of interest on a fixed-income security may be fixed, floating or variable. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The income earned by a Fund on investments in floating and variable rate securities will generally increase or decrease along with movements in the relevant index, benchmark or base lending rate. Thus a Fund’s income on such investments will be more unpredictable than the income earned on such investments with a fixed rate of interest.

Brady Bonds are debt securities issued under the framework of the Brady Plan as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind bonds pay interest through the issuance to holders of additional securities.

As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the values of debt securities typically increase. In periods of rising interest rates, the values of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of a Fund’s shares to fluctuate in value.

A Fund’s share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody’s Investors Service (Moody’s) or Standard & Poor’s Financial Services LLC (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.

Delayed Delivery and When-Issued Securities and Forward Commitments. The Funds may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. The Funds may sell the securities before the settlement date, if it is deemed advisable. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A Fund will also segregate cash or liquid assets equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, a Fund may purchase securities on such basis without limit. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.

Equity Linked Securities. Equity linked securities are privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index. A Fund may invest up to 10% of its net assets in equity linked securities. Equity linked securities may be considered illiquid. In some instances, investments in equity linked securities may be subject to the Fund’s limitation on investments in investment companies.

Exchange-Traded Fund (“ETF”) Investments. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may invest in ETFs as a principal investment strategy and the Funds may also purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in the market for shares of an ETF could result in it being more volatile. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s net asset value (NAV), the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither LIA nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.

The Funds may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in ETFs that are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. These ETFs are typically structured as grantor trusts and are not registered under the 1940 Act or subject to the regulations thereunder. The value of investments in ETFs that invest directly in commodities (including, but not limited to gold, silver, platinum or other precious metals), relates directly to the value of the commodities held by the ETF, and such ETFs have risks similar to direct investments in those commodities. A significant portion of commodities are controlled by governments, central banks, hedge funds and other institutions. If one or more of these institutions decides to sell a large quantity of a commodity, it could cause a decline in price of the commodity. Should the speculative community take a negative view towards a commodity, it could also cause a decline in price of the commodity. Other factors that may affect the price of a commodity include global supply and demand, political or financial events, investors’ expectations with respect to the rate of inflation, currency exchange rates, interest rates, and the trading activities of hedge funds and commodity funds.

Foreign Currency Transactions. A Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A Fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). A Fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward contract with respect to a currency where the Fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge). Certain Funds may also invest in currency forwards to gain exposure to a particular currency or to enhance returns.

A Fund may enter into forward contracts to shift its investment exposure from one currency to another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. Also, with regard to a Fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.

Successful use of currency management strategies will depend on the adviser’s skill in analyzing currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the adviser anticipates. For example, if a currency’s value rose at a time when the adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If the adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that the adviser’s use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.

Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may be difficult to enforce legal rights in foreign countries.

Investing abroad involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises.

Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.

Investing in securities of issuers located in countries considered to be emerging markets involves additional risks. Unless otherwise defined in the prospectus, an emerging market country is a country defined as an emerging or developing economy by the International Monetary Fund or any country included in the MSCI Emerging Markets Index. The countries included in this definition will change over time. Foreign investment considerations generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

In addition to investing directly in equity securities, the Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar-denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.

Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.

Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed and vice versa. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or an index of U.S. Government securities, foreign government securities, equity securities, fixed-income securities or commodities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of a Futures Commission Merchant (FCM) when the contract is entered into and to maintain the required variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM’s other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.

The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the nature of those markets. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions, which can distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of cash price trends by the adviser still may not result in a successful use of futures.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity compared to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price fluctuates by more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its futures positions also could be impaired.

Although a Fund would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund’s cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, a Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.

Successful use of futures contracts as a hedge is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.

Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), each Fund has filed a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) and, therefore, is not subject to registration or regulation as a commodity pool under the Commodity Exchange Act (CEA). In 2012, the CFTC adopted rule amendments that significantly affected available exemptions. Funds operating as “funds of funds” have also claimed a temporary exemption from the definition of CPO under the CEA and, therefore, are not currently subject to registration or regulation as commodity pools under the CEA. To the extent any Funds are, or become, no longer eligible to claim an exclusion from CFTC regulation, these Funds may consider steps, such as substantial investment strategy changes, in order to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. With respect to Funds operating as “funds of funds,” when the temporary exemption expires (which will occur when specific regulatory guidance is issued by the CFTC), each Fund will evaluate whether it continues to be eligible to claim an exclusion from CFTC regulation or if, considering any factors relevant based on the nature of the regulatory guidance when it is issued, it should register and operate under CFTC regulation. Consequently, these Funds may incur additional expenses relating to CFTC compliance.

High Yield Fixed Income Securities. Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody’s or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed-income securities (commonly referred to as high yield bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.

High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.

The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws also may have a negative impact on the market for high yield bonds.

The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be “fair valued” in accordance with a Fund’s procedures. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.

Illiquid Investments. The Funds may invest in securities or other investments that are considered illiquid. A security or investment is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser determines the liquidity of securities purchased by the Funds, subject to oversight by the Board of Trustees.

The Funds may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the Funds may avail themselves of Rule 144A under the Securities Act of 1933, which permits the Funds to purchase securities which have been privately placed and resell such securities to qualified institutional buyers. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.

If the value of a Fund’s assets invested in illiquid securities at any time exceeds the percentage limitation applicable to the Fund, the Fund will take actions, if any are appropriate, to maintain adequate liquidity.

Indexed Securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Inflation-indexed bonds are fixed-income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (CPI) accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if a Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying investments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Common issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Investment in Securities of Other Investment Companies. Under the 1940 Act, a Fund (other than a fund of funds) generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include, but are not limited to, open-end investment companies, closed-end investment companies and unregistered investment companies.

A Fund operating as a “fund of funds” may rely on certain federal securities laws to permit it to invest in affiliated investment companies without limit, non-affiliated investment companies within the statutory limits described above and in other securities that are not issued by investment companies. The Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”) (Release Nos. 29168 and 29196) to permit a Fund to acquire shares of affiliated and non-affiliated investment companies beyond the statutory limits described above, subject to certain conditions.

If a Fund invests its assets in shares of underlying funds, the Fund is exposed to the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. A Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds.

Lincoln National Corporation (LNC) Securities. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide. The Funds are prohibited from directly purchasing securities issued by LNC or any affiliate thereof, except that a Fund may hold shares of LNC or affiliates thereof if the Fund is an index fund (or invests in an index fund) whose investment strategies seek to track the investment performance of a broad-based index. A Fund may indirectly hold shares of LNC or affiliates thereof if the Fund invests in underlying funds which are not advised by affiliates of LNC.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. The rate of interest on a loan may be fixed, floating or variable. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower’s failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans directly or through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers’ acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.

Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers’ acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers’ acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers’ acceptances can be as long as 270 days, most bankers’ acceptances have maturities of six months or less.

Investing in debt obligations, such as money market instruments, primarily involves credit risk and interest rate risk. Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation’s credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. The value of debt obligations also will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact an investment’s yield. A Fund may invest in collective investment vehicles, the assets of which consist principally of money market instruments.

Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate (CMBS) or residential properties (RMBS). Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.

Mortgage-related securities include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages’ maturity. CMOs and REMICs issued by private entities — so-called “non-agency mortgage-backed securities”—are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Portfolios may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi- class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Portfolio’s investment objectives and policies, a portfolio may invest in various tranches of CMO bonds, including support bonds.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. However, in 2008, due to concerns related to the mortgage crisis, the Federal Housing Finance Agency placed these agencies into conservatorship and the U.S. government provided them with financial support. There is no assurance that the U.S. government or its agencies will provide Freddie Mac or Fannie Mae with financial support in the future.

The value of mortgage-related securities may change due to shifts in the market’s perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed below. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund’s investments exactly over time.

Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. Such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corp. (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.

Options on Futures Contracts. A Fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Options on Securities. The Funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a Fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The successful use of a Fund’s options strategies depends on the ability of the adviser to forecast correctly market movements. For example, if the Fund were to write a call option based on the adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

A Fund’s written options positions will be covered at all times. A call option written by a Fund will be deemed to be covered if the Fund holds the underlying instrument or an option on the underlying instrument with an exercise price equal to or less than the exercise price of the call written. A put option written by a Fund will be deemed to be covered if the Fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the Fund. A Fund may also cover a written options position by segregating cash or liquid securities equal to the Fund’s net uncovered obligation.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the adviser deems it desirable to do so. Although a Fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the OCC, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruption in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Pledging Assets. A Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the “Borrowing” restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for derivative instruments shall not be subject to the foregoing 15% requirement.

Private companies. The funds may invest in private companies which can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Real Estate Investment Trusts (“REITs”). Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain an exemption from the 1940 Act.

Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. Certain Funds may also invest in purchase and sale contracts. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.

A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in the event of bankruptcy of the seller), it is the policy of a Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the adviser. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.

Restricted or illiquid securities. The Funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the Funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Funds’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The Funds may incur certain additional costs in disposing of illiquid securities.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.

Because a reverse repurchase agreement may constitute borrowing, while a reverse repurchase agreement is outstanding, a Fund will segregate appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the adviser deems creditworthy. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage.

Rights and Warrants. Each Fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a Fund which expire without being exercised will result in a loss to the Fund.

Securities with equity and debt characteristics. The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stock or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Short Sales. A Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain instruments equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.

The Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. The Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.

Until the Fund replaces a borrowed instrument in connection with a short sale, the Fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments a Fund has sold short increases, thereby increasing a

Fund potential volatility. Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

A Fund may enter into short sales on derivative instruments with a counterparty, which will subject the Fund to the risk that the counterparty will not be able to meet its obligations.

When a Fund enters into a short sale against the box, the Fund does not immediately deliver the instruments sold and is said to have a short position in those instruments until delivery occurs. If the Fund effects a short sale of instruments against the box at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with instruments other than the appreciated Instruments held at the time of the short sale and if certain other conditions are satisfied.

Spreads and Straddles. In addition to the options strategies described previously, a Fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. A Fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the Fund to purchase and/or write more than one option simultaneously. Accordingly, a Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if a Fund were to purchase or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if a Fund were to purchase or sell a single option.

A call option included in a spread or straddle will be deemed to be covered if a Fund holds an option on the same instrument with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by a Fund, if a Fund segregates cash or liquid securities equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if a Fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by a Fund (or, where the exercise price is less than that of the option written by a Fund, if a Fund segregates cash or liquid securities equal to the difference).

Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Fund’s securities portfolio with regard to market risk (involving the market’s assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. Another type of swap is an inflation swap in which one party transfers inflation risk to another party through an exchange of cash flows. One of the parties pays a fixed rate tied to a notional principal amount, while the other party pays a floating rate tied to an inflation index.

A cap is a contract for which the buyer pays a fee, or premium, to obtain protections against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.

Swap transactions, caps and floors are typically net basis contracts (i.e., the two payment streams are netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each transaction will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess may be required to be posted as collateral with the counterparty as security for such obligations.

A Fund may enter into a credit default swap (CDS) contract, which is an instrument by which one party transfers to another party the financial risk of a certain credit event as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection given by the seller of the CDS contract, the purchaser of the protection agrees to pay the seller of the protection a periodic premium. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuers of its holdings or to decreases in certain markets. The Fund might also sell protection and use CDS contracts to increase or vary exposure to certain securities or markets. As the seller of protection, in the event a credit event occurs, the seller of protection has the obligation to make the purchaser whole or pay an agreed upon amount in return for the transfer to the seller of protection of the reference securities.

CDS contracts do not involve netting, but require the payment of a premium by the purchaser of protection and if a credit event occurs, the delivery to the seller of protection of the reference securities, securities equal in value to the reference securities or the negotiated monetary value of the obligation. If a credit event occurs, the seller of protection has the obligation to make the purchaser of protection whole or pay an agreed upon amount. If the Fund enters into a swap transaction on other than a net basis, such as with a CDS contract, the Fund will post cash or other liquid assets as collateral to cover its obligations under the swap transaction.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Fund’s use of these transactions will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

A significant risk in swap transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the ability of the counterparty to meet its contractual obligations. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Currently, some transactions are required to be centrally cleared. Swap transactions that are not centrally cleared may be less liquid than exchange-traded instruments and are subject to margin requirements that will be implemented on a phased-in basis. Central clearing is expected to decrease counterparty risk by interposing the central clearinghouse as the counterparty to each of the parties to the original bi-lateral swap contract.

To Be Announced (TBA) Investments Risk. TBA transactions include when-issued and delayed delivery securities and forward commitments. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security. TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.

Temporary Defensive Strategies. In response to market, economic, political or other conditions, a Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, including but not limited to, holding a substantial portion of the Fund’s assets in cash or cash equivalents, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. If a Fund does so, different factors could affect performance and a Fund may not achieve its investment objectives.

U.S. Government Securities. A Fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are generally deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer’s right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.

U.S. Government securities may be acquired by a Fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.

A Fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.

A Fund may invest in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.

In general, the U.S. Government securities in which a Fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.

Portfolio Transactions and Brokerage

The Funds’ Adviser or sub-adviser is responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The Adviser and sub-adviser currently provide investment advice to a number of other clients. The Adviser and sub-adviser will allocate purchase and sale transactions among each of the Funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the Adviser and sub-adviser considers are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the Adviser and/or sub-adviser provides investment advice (including affiliates of the Adviser and/or sub-adviser, as the case may be).

On occasions when the Adviser and/or sub-adviser deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the Adviser and/or sub-adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a Fund with those to be sold or purchased for its other clients in order to obtain best execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser and/or sub-adviser in a manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including a Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.

In connection with effecting portfolio transactions, consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The Adviser and/or sub-adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.

The Board of Trustees will review the reasonableness of commissions and other transaction costs incurred from time to time and will receive reports regarding brokerage practices. The nature of the research services provided to the Adviser and/or sub-adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the Adviser and/or sub-adviser regards as a useful supplement of its own internal research capabilities.

The Adviser and/or sub-adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the Adviser and/or sub-adviser; in addition, the Adviser and/or sub-adviser may allocate trades among brokers that generally provide such services. Research services furnished by brokers are for the benefit of all the clients of the Adviser and/or sub-adviser and not solely or necessarily for the benefit of the Funds. The Adviser and/or sub-adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Funds do not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.

During the last three fiscal years ended December 31, the Funds incurred brokerage commissions as follows:

Fund	2016	2015	2014
LVIP T. Rowe Price 2020 Fund	$799	N/A	N/A
LVIP T. Rowe Price 2030 Fund	1,022	N/A	N/A
LVIP T. Rowe Price 2040 Fund	105	N/A	N/A
LVIP T. Rowe Price 2050 Fund	220	N/A	N/A

No Commissions to Finance Distribution

The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Fund’s portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund’s brokerage commissions are not used to finance the distribution of Fund shares.

Portfolio Turnover

A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund’s portfolio securities. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While the Funds are not managed with the intent of generating short-term capital gains, each Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.

Trustees and Officers

The Board of Trustees (“Board of Trustees”, or the “Board”) oversees the management of the Funds and elects the Trust’s officers. The Trustees of the Trust (“Trustees”) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their resignation, retirement, or their successors are elected and qualified. The Trust has a mandatory retirement policy for its Board of Trustees. Such policy requires that a Trustee retire from the Board at the end of the calendar year (December 31) in which the Trustee turns 75 years old.

The Trust’s officers are responsible for the Funds’ day-to-day operations. Information pertaining to the Trustees and executive officers of the Trust is set forth below. The Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustee.” Trustees who are not an “interested person” are referred to as Independent Trustees.

The term Fund Complex includes the 92 series of Lincoln Variable Insurance Products Trust.

Interested Trustee

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Ellen G. Cooper* 150 N. Radnor- Chester Road, Radnor, PA 19087 YOB: 1964	Chairman and Trustee	Since September 2015	Executive Vice President and Chief Investment Officer, Lincoln Financial Group; Director and Chairman, Lincoln Investment Advisors Corporation; Formerly: Managing Director, Goldman Sachs Asset Management	92	Formerly: Lincoln Advisors Trust
*	Ellen G. Cooper an interested person of the Trust because she is a Director and an officer of both the Adviser and The Lincoln National Life Insurance Company, the parent company of the Trust’s Adviser.

Independent Trustees

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Steve A. Cobb** 1300 S. Clinton Street, Fort Wayne, IN 46802 YOB: 1971	Trustee	Since January 2013	Managing Director, CID Capital (private equity firm)	92	Formerly: Lincoln Advisors Trust
Elizabeth S. Hager 1300 S. Clinton Street, Fort Wayne, IN 46802 YOB: 1944	Trustee	Since April 2007	Retired; Formerly: State Representative, State of New Hampshire; Executive Director,	92	Formerly: Lincoln Advisors Trust

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
			United Way of Merrimack County; Executive Vice President, Granite United Way
Gary D. Lemon, Ph.D. 1300 S. Clinton Street, Fort Wayne, IN 46802 YOB: 1948	Trustee	Since February 2006; Formerly: Advisory Trustee (November 2004 to February 2006)	Professor of Economics and Management, DePauw University; Formerly: James W. Emison Director of the Robert C. McDermond Center for Management and Entrepreneurship	92	Formerly: Lincoln Advisors Trust
Thomas A. Leonard 1300 S. Clinton Street, Fort Wayne, IN 46802 YOB: 1949	Trustee	Since December 2013	Retired; Formerly: Partner of Pricewaterhouse Coopers LLP (accounting firm)	92	Copeland Capital Trust since 2010 (mutual fund); Formerly: AlphaOne Capital (2011- 2013); Lincoln Advisors Trust
Charles I. Plosser 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1948	Trustee	Since January 2018	Public Governor for the Financial Industry Regulatory Authority (FINRA); Formerly: Chief Executive Officer and President of Federal Reserve Bank of Philadelphia, Inc.	92	Rochester Gas and Electric Corporation
Thomas D. Rath 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1945	Trustee	Since April 2007	Managing Partner, Rath, Young, and Pignatelli, P.C. (law firm)	92	Associated Grocers of New England (Director Emeritus); Formerly: Lincoln Advisors Trust
Pamela L. Salaway 1300 S. Clinton Street Fort Wayne, IN 46802	Trustee	Since December 2013	Retired; Formerly: Chief Risk Officer, Bank of	92	Formerly: Lincoln Advisors Trust

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
YOB: 1957			Montreal/Harris Financial Corp. U.S. Operations
Kenneth G. Stella** 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Trustee	Since February 1998	Retired; President Emeritus, Indiana Hospital Association; Formerly: President, Indiana Hospital Association	92	St. Vincent Health; Formerly: Lincoln Advisors Trust
David H. Windley 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Trustee	Since August 2004	Retired; Formerly: Director of Blue & Co., LLC (accounting firm)	92	Formerly: Lincoln Advisors Trust
Nancy B. Wolcott 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1954	Trustee	Since October 2017	Retired; Formerly: EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014	92	Trustee of FundVantage Trust

** Steve A. Cobb is the son-in-law of Kenneth G. Stella.

Officers of the Trust

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Jayson R. Bronchetti 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	President	Since April 2016; Formerly: Vice President August 2015 to April 2016	President, Lincoln Investment Advisors Corporation; Vice President and Head of Funds Management, The Lincoln National Life Insurance.
Jeffrey D. Coutts 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1969	Senior Vice President and Treasurer	Since March 2012

Treasurer, Lincoln National Corporation; Director, Lincoln Investment Advisors Corporation, Formerly: Senior Vice President, Insurance Solutions Financial Management, The Lincoln National Life Insurance Company; Vice President, Product Development, Employer Markets Division, The Lincoln National Life Insurance

Company.

William P. Flory, Jr. 1300 S. Clinton Street Fort Wayne, IN 46802	Vice President and Chief	Vice President since June 2011; Chief Accounting Officer	Vice President and Treasurer, Lincoln Investment Advisors Corporation; Vice President and

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
YOB: 1961	Accounting Officer	since May 2006

Director of Separate Account Operations and Mutual Fund Administration, The Lincoln National Life Insurance Company; Formerly: Second Vice President, Director of Separate Account Operations, The Lincoln National Life Insurance

Company.

Ronald A. Holinsky 150 N. Radnor Chester Road Radnor, PA 19087 YOB: 1970	Vice President, Secretary, and Chief Legal Officer	Since October 2016	Vice President and Chief Counsel – Funds Management, The Lincoln National Life Insurance Company; Vice President and Chief Compliance Officer, Lincoln National Corporation; Vice President, Secretary, and Chief Legal Officer, Lincoln Investment Advisors Corporation; Formerly: Vice President and Deputy General Counsel, Janney Montgomery Scott LLC.
Matthew S. MacMillen 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1966	Vice President	Since June 2015	Vice President, Lincoln Investment Advisors Corporation; Vice President and Head of Tax, The Lincoln National Life Insurance Company; Formerly: Senior Vice President and Chief Financial Officer, Sun Life Financial – U.S.; Vice President, Investment Finance, Sun Life Financial – U.S.
Harold Singleton III 150 N. Radnor Chester Road Radnor, PA 19087 YOB: 1962	Vice President	Since September 2014

Vice President, Lincoln Investment Advisors Corporation; Vice President, Head of Client Portfolio Management, The Lincoln National Life Insurance Company; Formerly,

Managing Director, Pinebridge Investments.

John (Jack) A. Weston One Granite Place Concord, NH 03301 YOB: 1959	Vice President and Chief Compliance Officer	Since May 2007	Vice President and Chief Compliance Officer, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company.

Trustee Qualifications

The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust’s Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange Commission (“SEC”), and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.

Steve A. Cobb. Mr. Cobb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. He is currently a Managing Director of CID Capital (CID), a private equity firm he joined in 2001. Mr. Cobb is currently a director of JL Darling (a manufacturer of all-weather writing products), ABC Industries (industrial and mining ventilation products manufacturer), Matilda Jane Clothing (girls clothing manufacturer and marketer), Strahman Valves (a global industrial valve manufacturer), and Fit and Fresh (a manufacturer of consumer housewares products). He has previously served as a director of multiple other private and public companies. Mr. Cobb is a founder and past Director of the Indiana Chapter of the Association for Corporate Growth. He is a past director of several community non-profit organizations. Prior to joining CID, Mr. Cobb was a finance manager with Procter & Gamble where he held a variety of operational and financial roles, including financial analysis, accounting, and internal controls. Through his experience, Mr. Cobb provides the Board with over twenty years of financial, accounting and business management insight.

Ellen G. Cooper. Ms. Cooper has served as Chairman and Trustee of Lincoln Variable Insurance Products Trust since September 2015. Ms. Cooper joined Lincoln Financial Group as Executive Vice President and Chief Investment Officer in 2012. Ms. Cooper also serves as Director and Chairman of Lincoln Investment Advisors Corporation. Ms. Cooper previously served as Managing Director and global head of the insurance strategy at Goldman Sachs Asset Management. Prior to Goldman Sachs, Ms. Cooper was the Chief Risk Officer for AEGON Americas. Ms. Cooper brings over 30 years of knowledge and experience in asset management, risk management, and insurance.

Elizabeth S. Hager. Ms. Hager has served as a Trustee of Lincoln Variable Insurance Products Trust since 2007. She previously served as a Director of the Jefferson Pilot Variable Fund, Inc. from 1989 to 2007. Ms. Hager served as Executive Director of the United Way of Merrimack County from 1996 until 2010, then Executive Vice President of Granite United Way until her retirement in 2011. Ms. Hager also served as a State Representative in the State of New Hampshire for 26 years and on the Concord, New Hampshire City Council for nine years, with two of those years as Mayor of Concord. Previous experience for Ms. Hager also includes serving on the CFX Bank and Bank of New Hampshire Boards, as well as many non-profit association boards. Through her experience, Ms. Hager provides the Board with legislative, consumer and market insights.

Gary D. Lemon. Dr. Lemon has served as Advisory Trustee of Lincoln Variable Insurance Products Trust since 2004 and as a Trustee since 2006. Dr. Lemon has a Master’s Degree and Ph.D in Economics. Since 1976, Dr. Lemon has been a Professor of Economics and Management at DePauw University. Dr. Lemon was formerly the James W. Emison Director of the Robert C. McDermond Center for Management and Entrepreneurship at DePauw University. He has served on several committees and in various advisory roles in both the community and university settings. Through his experience, Dr. Lemon brings academic and investment insight as the Chair of the Investment Committee.

Thomas A. Leonard. Mr. Leonard has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Mr. Leonard retired from Pricewaterhouse Coopers, LLP in 2008 where he had served as Financial Services Industry Leader in the firm’s Philadelphia office from 2000-2008 and from 1982-2008 as a Partner providing services to clients predominately in the asset management business with a focus on global fund complexes and insurance company retail and variable funds. Mr. Leonard is currently a board member of Copeland Capital Trust and was previously a board member of AlphaOne Capital and WT Mutual Fund. Since 2012, Mr. Leonard has served as a consultant to the FundVantage Trust. Mr. Leonard holds a Certified Public Accountant designation. Through his experience, Mr. Leonard provides the Board with accounting, auditing and financial services industry experience as Chair of the Audit Committee.

Charles I. Plosser. Mr. Plosser has served as a Trustee of Lincoln Variable Insurance Products Trust since 2018. Since January 2016, he has served as a Public Governor for FINRA, the Financial Industry Regulatory Authority, where he serves on the Investment Committee and the Finance, Operations and Technology Committee. Mr. Plosser served as the Chief Executive Officer and President of Federal Reserve Bank of Philadelphia, Inc. from August 1, 2006 to March 1, 2015. Mr. Plosser was the John M. Olin Distinguished Professor of Economics and Public Policy and Director of the Bradley Policy Research Center at the William E. Simon Graduate School of Business Administration at the University of Rochester, where he also served as Dean from 1993 to 2003. Mr. Plosser was also a professor of economics in the Department of Economics at the University of Rochester, a senior research associate at the Rochester Center for Economic Research in the University’s College of Arts and Science and a research associate at the National Bureau of Economic Research in Cambridge, Massachusetts. He has also been a visiting scholar at the Bank of England and Federal Reserve Bank of Minneapolis. He has served as a consultant to numerous corporations, including Chase Manhattan Bank, Eastman Kodak Company and The Wyatt Company, on topics ranging from strategic planning and forecasting to portfolio and pension fund management, capital budgeting and financial analysis. Through his experience, Mr. Plosser provides federal banking experience and economic knowledge.

Thomas D. Rath. Mr. Rath has served as a Trustee of Lincoln Variable Insurance Products Trust since 2007. He previously served as a Director of the Jefferson Pilot Variable Fund, Inc. from 1997 to 2007. Mr. Rath, currently Chairman of Rath, Young and Pignatelli (Law Firm), served as Managing Partner of the firm until 2006 and has been with the firm since 1987 when he founded it. Mr. Rath was previously Vice Chairman of Primary Bank, Chairman of Horizon Bank, and Attorney General of the State of New Hampshire. Mr. Rath serves as a Director Emeritus for Associated Grocers of New England. Through his experience, Mr. Rath brings a legal and legislative perspective.

Pamela L. Salaway. Ms. Salaway has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Ms. Salaway retired from the Bank of Montreal/Harris Financial Corp in 2010 where she most recently had served as Chief Risk Officer of BMO’s U.S. operations from 2007 to 2009 and as the Harris Financial Corp Personal & Commercial Line of Business Chief Credit Officer/Chief Risk Officer from 2007 to 2010. From 2000 to 2006, she served in a variety of Executive Management positions within the Risk Management Group of BMO Harris Bank. During this time she participated in audit committee meetings of the board and coordinated risk oversight committee meetings of the board. Through her experience, Ms. Salaway provides the Board with risk management and business experience.

Kenneth G. Stella. Mr. Stella has served as a Trustee of Lincoln Variable Insurance Products Trust since 1998. Mr. Stella is President Emeritus of the Indiana Hospital Association, Indianapolis, Indiana (“Association”). Mr. Stella served as the Chief Executive Officer for the Association from 1983 to 2007, providing executive management and leadership of all Association programs and services. Mr. Stella also serves as a board member of St. Vincent Health. Through his experience, Mr. Stella brings leadership and direction to the Board as the Lead Independent Trustee and Chair of the Nominating and Governance Committee.

David H. Windley. Mr. Windley has served as a Trustee of Lincoln Variable Insurance Products Trust since 2004. Mr. Windley served as partner of the CPA firm of Blue & Co., LLC, from 1971 until his retirement in 2006, and worked as an auditor for healthcare, manufacturing, construction and various other industries. He was also a financial consultant to a number of different businesses. Through his experience, Mr. Windley provides accounting and business management insight.

Nancy B. Wolcott. Ms. Wolcott has served as a Trustee of Lincoln Variable Insurance Products Trust since 2017. She was Executive Vice President and Head of GFI Client Service Delivery BNY Mellon Asset Servicing B.V. from 2012 to 2014. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing B.V. from July 2010 to January 2012. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing B.V. from July 2010 to January 2012. She served as the President of BNY Mellon Distributors Holdings Inc. (formerly, PNC Global Investment Servicing Inc.) from December 3, 2008 to July 2010 and served as its Chief Operating Officer from 2007 to 2008. Ms. Wolcott served as Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007. She joined PNC in 1996 and served as its Executive Vice President with PNC Advisors before coming to Global Investment Servicing in 2000. Prior to PNC, she served as the Head of Corporate and Institutional Trust at HarrisBank/Bank of Montreal. Through her experience, Ms. Wolcott provides banking and financial insight.

Board Oversight

The primary responsibility of the Board of Trustees is to represent the interests of the Trust’s shareholders and to provide oversight of the management. The Trust’s day-to-day operations are managed by the adviser and other service providers who have been approved by the Board. The Board is currently comprised of nine trustees, eight of whom are classified under the 1940 Act as “non-interested” persons of the Trust (Independent Trustees) and one of whom is classified as an interested person of the Trust (Interested Trustee). The Interested Trustee serves as the Chairperson of the Board.

The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. The Lead Independent Trustee is the Independent Trustee that is currently serving as the Chairperson of the Nominating and Governance Committee. Mr. Leonard currently serves as the Lead Independent Trustee.

Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board establishes the policies and reviews and approves contracts and their continuance. The Board regularly requests and/or receives reports from the investment adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, review the Funds’ expenses, oversee compliance with regulatory requirements and review investment performance. The Independent Trustees are represented by independent legal counsel at Board meetings.

As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the Funds’ investment performance with the adviser at each of its regularly scheduled quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act, a quarterly report to the Audit Committee regarding the operation of the Trust’s compliance policies and procedures and any material compliance issues that arose during the quarter, and meets with the Audit Committee at its quarterly meetings.

The Board considered the number of Funds in the Trust, the total assets of the Trust and the general nature of the Funds’ investments and determined that its leadership structure is appropriate given the characteristics of the Trust.

Board Committees

The Board of Trustees has established an Audit Committee. The Audit Committee oversees the Funds’ financial reporting process on behalf of the Board of Trustees and reports its activities to the Board. The Audit Committee assists and acts as a liaison with the Board of Trustees in fulfilling the Board’s responsibility to shareholders of the Trust and others relating to oversight of Fund accounting, the Trust’s systems of controls, the Trust’s programs for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust’s accounting policies, financial reporting and internal control systems. The members of the Audit Committee include Independent Trustees: Thomas A. Leonard (Chairman), Elizabeth S. Hager and David H. Windley. The Audit Committee met four times during the last fiscal year.

The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Funds and other tasks as requested by the Board. The members of the Investment Committee include Independent Trustees: Gary D. Lemon (Chairman), Steve A. Cobb, Thomas D. Rath and Pamela L. Salaway. The Investment Committee met four times during the last fiscal year.

The Board of Trustees has established a Nominating and Governance Committee. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential independent trustee candidates to serve on the Board of Trustees. The members of the Nominating and Governance Committee include Independent Trustees: Kenneth G. Stella (Chairman), Elizabeth S. Hager, Gary D. Lemon, Thomas A. Leonard, and David H. Windley. The Nominating and Governance Committee met two times during the last fiscal year. The Nominating and Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801.

Ownership of Securities

As of December 31, 2016, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2016, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Funds is as follows:

Interested Trustee

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Ellen G. Cooper

LVIP Delaware Bond Fund — $1 – $10,000

LVIP Delaware Diversified Floating Rate Fund — $1 – $10,000

LVIP SSGA S&P 500 Index Fund — $1 – $10,000

LVIP SSGA Small-Mid Cap 200 Fund — $1 – $10,000

LVIP Vanguard International Equity ETF Fund — $1 – $10,000

$1-$10,000
Independent Trustees
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Steve A. Cobb

LVIP Baron Growth Opportunities Fund — $10,001 – $50,000

LVIP Dimensional U.S. Core Equity 2 Fund — $10,001 – $50,000

LVIP Dimensional U.S. Equity Managed Volatility Fund — $10,001 – $50,000

LVIP SSGA S&P 500 Index Fund — $10,001 – $50,000

Over $100,000
Elizabeth S. Hager

LVIP Delaware Social Awareness Fund — $50,001 – $100,000

LVIP Dimensional U.S. Core Equity 1 Fund — $10,001 – $50,000

LVIP Mondrian International Value Fund — $10,001 – $50,000

LVIP Global Moderate Allocation Managed Risk Fund — $1 – $10,000

LVIP Global Growth Allocation Managed Risk Fund — $1 – $10,000

LVIP Blended Large Cap Growth Managed Volatility Fund — $1 – $10,000

Over $100,000

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Gary D. Lemon

LVIP Dimensional International Equity Managed Volatility Fund — $10,001 – $50,000

LVIP Dimensional U.S. Equity Managed Volatility Fund — $10,001 – $50,000

LVIP Dimensional/Vanguard Total Bond Fund — $10,001 – $50,000

Over $100,000
Thomas A. Leonard	LVIP SSGA Moderate Structured Allocation Fund — Over $100,000	Over $100,000
Charles I. Plosser*	None	None
Thomas D. Rath

LVIP American Growth Fund — $50,001 – $100,000

LVIP Baron Growth Opportunities Fund — $50,001 – $100,000

LVIP BlackRock Inflation Protected Bond Fund — $1 – $10,000

LVIP Global Income Fund — $10,001 – $50,000

LVIP MFS Value Fund — $50,001 – $100,000

LVIP Mondrian International Value Fund — $50,001 – $100,000

LVIP SSGA Bond Index Fund — $10,001 – $50,000

LVIP SSGA Emerging Markets 100 Fund — $10,001 – $50,000

LVIP SSGA International Index Fund — $1 – $10,000

LVIP SSGA Small-Cap Index Fund — $1 – $10,000

LVIP T.Rowe Price Growth Stock Fund — $1 – $10,000

Over $100,000
Pamela L. Salaway	LVIP Baron Growth Opportunities Fund — $10,001 – $50,000 LVIP Mondrian International Value Fund — $10,001 – $50,000 LVIP SSGA S&P 500 Index Fund — $50,001 – $100,000	Over $100,000
Kenneth G. Stella	LVIP Delaware Social Awareness Fund — $50,001 – $100,000 LVIP Delaware Special Opportunities Fund — $50,001 – $100,000	Over $100,000
David H. Windley

LVIP Baron Growth Opportunities Fund — $10,001 – $50,000

LVIP Delaware Social Awareness Fund — $10,001 – $50,000

LVIP Delaware Special Opportunities Fund — $10,001 – $50,000

LVIP MFS Value Fund — $10,001 – $50,000

LVIP SSGA Large Cap 100 Fund — $10,001 – $50,000

Over $100,000
Nancy B. Wolcott**	None	None

* Mr. Plosser was elected as an Independent Trustee effective January 1, 2018.

** Ms. Wolcott was elected as an Independent Trustee effective October 1, 2017.

Compensation

The following table sets forth the compensation paid to the Trust’s Independent Trustees and by the Fund Complex for the fiscal year ended December 31, 2016:

Name of Person, Position	Aggregate Compensation	Total Compensation
Steve A. Cobb, Trustee	$232,500	$232,500
Elizabeth S. Hager, Trustee	238,000	238,000
Gary D. Lemon, Trustee	256,500	256,500
Thomas A. Leonard, Trustee	255,000	255,000
Charles I. Plosser, Trustee*	0	0
Thomas D. Rath, Trustee	235,500	235,500
Pamela L. Salaway, Trustee	236,500	236,500
Kenneth G. Stella, Trustee	274,500	274,500
David H. Windley, Trustee	237,000	237,000
Nancy B. Wolcott, Trustee**	0	0

* Mr. Plosser was elected as an Independent Trustee effective January 1, 2018.

** Ms. Wolcott was elected as an Independent Trustee effective October 1, 2017.

Investment Adviser and Sub-Adviser

Investment Adviser. Lincoln Investment Advisors Corporation (“LIA” or the “Adviser”) is the investment adviser to the Funds. LIA is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LIA’s address is 150 N. Radnor-Chester Road, Radnor, Pennsylvania 19087. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.

Pursuant to the Investment Management Agreement, LIA manages each Fund’s portfolio investments and reports to the Board of Trustees. Each Fund pays LIA a monthly fee equal to a percentage of the average daily net assets of that Fund. The aggregate annual rates of the fees payable by each Fund to LIA may vary according to the level of assets of that Fund.

For the fiscal year ended December 31, 2016, each Fund paid fees to LIA equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:

Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP T. Rowe Price 2010 Fund	0.25%
LVIP T. Rowe Price 2020 Fund	0.25%
LVIP T. Rowe Price 2030 Fund	0.25%
LVIP T. Rowe Price 2040 Fund	0.25%
LVIP T. Rowe Price 2050 Fund	0.25%

Advisory Fees Paid by Each Fund

For the last three fiscal years ended December 31, the Funds paid the net amounts, as reflected in the table below, for investment advisory services:

Fund	2016	2015	2014
LVIP T. Rowe Price 2010 Fund	$106,165	$106,574	$123,471
LVIP T. Rowe Price 2020 Fund	344,406	393,356	467,108
LVIP T. Rowe Price 2030 Fund	396,870	418,846	498,454
LVIP T. Rowe Price 2040 Fund	275,087	290,321	346,783
LVIP T. Rowe Price 2050 Fund	82,561	68,565	77,071

Expense Reimbursements

For the last three fiscal years ended December 31, LIA reimbursed the Funds, as reflected in the table below, under the applicable expense reimbursement agreement:

Fund	2016	2015	2014
LVIP T. Rowe Price 2010 Fund	$ 54,426	$ 58,809	$ 57,814
LVIP T. Rowe Price 2020 Fund	30,799	20,344	17,195
LVIP T. Rowe Price 2030 Fund	29,645	19,614	17,784
LVIP T. Rowe Price 2040 Fund	49,569	39,547	34,989
LVIP T. Rowe Price 2050 Fund	66,908	66,379	68,086

With respect to the LVIP T. Rowe Price 2010 Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.03% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.27% of average daily net assets for the Standard Class of the Fund and 0.52% for the Service Class. The agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.

With respect to the LVIP T. Rowe Price 2020 Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.06% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.24% of average daily net assets for the Standard Class of the Fund and 0.49% for the Service Class. The agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.

With respect to the LVIP T. Rowe Price 2030 Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.25% of average daily net assets for the Standard Class of the Fund and 0.50% for the Service Class. The agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.

With respect to the LVIP T. Rowe Price 2040 Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.04% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.26% of average daily net assets for the Standard Class of the Fund and 0.51% for the Service Class. The agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.

With respect to the LVIP T. Rowe Price 2050 Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.03% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.27% of average daily net assets for the Standard Class of the Fund and 0.52% for the Service Class.

The agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.

There can be no assurance that the above fee waivers or expense limitations will continue beyond the dates indicated.

Sub-Adviser. As Adviser, LIA is primarily responsible for investment decisions affecting each Fund under its management. However, LIA has delegated day-to-day portfolio management responsibility to an investment management firm that serves as sub-adviser. The sub-adviser makes investment decisions for the Funds in accordance with that Fund’s investment objectives and strategies, and places orders on behalf of that Fund to effect those decisions. LIA provides ongoing oversight, including review of returns on a relative and absolute basis, the sub-adviser’s use of soft dollars, evaluation of execution quality and brokerage allocation and on-site compliance reviews.

Fund	Sub-Adviser
LVIP T. Rowe Price 2010 Fund	T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, Maryland 21202
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price 2050 Fund

T. Rowe Price Associates, Inc. (“T. Rowe Price”) is one of the nation’s largest investment management firms for individual and institutional investors, retirement plans and financial intermediaries. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company.

LIA pays the sub-adviser a monthly fee equal to a percentage of the average daily net assets of the Fund for which the sub-adviser provides investment sub-advisory services. The aggregate annual rates of the fees that LIA pays to the sub-adviser for a Fund may vary according to the level of assets of that Fund. For the fiscal year ended December 31, 2016, LIA paid fees to the former sub-adviser equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:

Sub-Advisory Fees Paid by Each Fund

During the last three fiscal years ended December 31, the following amounts were paid for investment sub-advisory services with respect to the management of each Fund. LIA, not the Fund, pays all sub-advisory fees owed.

Fund	2016	2015	2014
LVIP T. Rowe Price 2010 Fund	$17,969	N/A	N/A
LVIP T. Rowe Price 2020 Fund	58,783	N/A	N/A
LVIP T. Rowe Price 2030 Fund	67,915	N/A	N/A
LVIP T. Rowe Price 2040 Fund	47,362	N/A	N/A
LVIP T. Rowe Price 2050 Fund	14,716	N/A	N/A

Service marks. The Funds’ service marks and the name “Lincoln” are used by the Funds with the permission of LNC, and their continued use is subject to LNC’s right to withdraw this permission in the event LIA ceases to be the Funds’ investment adviser.

In the prospectus and sales literature, the name T. Rowe Price will be used with the Funds. The continued use of the name is subject to the right of the sub-adviser, to withdraw its permission in the event it ceases to be the sub-adviser to the Funds.

Fund Expenses. Expenses specifically assumed by each Fund under its Investment Management Agreement include, among others, compensation and expenses of the Trustees who are not interested persons; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required Fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. The Board of Trustees has delegated to LIA or the Funds’ sub-adviser responsibility for voting any proxies relating to a Fund’s portfolio securities in accordance with the Adviser’s or sub-adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 800-4LINCOLN (454-6265); and (2) on the SEC’s website at http://www.sec.gov.

Portfolio Managers

The following provides information regarding each portfolio manager’s other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a Fund.

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of December 31, 2017.

Portfolio Managers	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
T. Rowe Price Associates, Inc.
Jerome A. Clark, CFA
Registered Investment Companies	88	$182,210.8	N/A	N/A
Other Pooled Investment Vehicles	41	72,386.5	N/A	N/A
Other Accounts	0	$0	N/A	N/A
Wyatt A. Lee, CFA
Registered Investment Companies	40	$171,858.9	N/A	N/A
Other Pooled Investment Vehicles	35	$70,441.7	N/A	N/A
Other Accounts	0	$0	N/A	N/A

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account.

Individual portfolio managers may perform investment management services for other funds or accounts (“Accounts”) similar to those provided to the Funds and the investment action for each such other Account and the Funds may differ. For example, an Account may be selling a security, while a Fund may be purchasing or holding the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by another Account or a fund. Additionally, the management of multiple Accounts and funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and funds. LIA and the sub-adviser have adopted procedures designed to allocate investments fairly across multiple funds and Accounts.

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Portfolio managers at T. Rowe Price may manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation” section, the portfolio manager’s compensation is determined in the same manner with respect to all portfolio managed by the portfolio manager.

T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the Price Funds. T. Rowe Price manages the Morningstar retirement plan and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

T. Rowe Price does not anticipate experiencing any conflicts in managing the funds in relation to its discretionary authority over any other accounts. Sub-advised fund procedures are incorporated into or covered by general compliance manuals and internal control policies and procedures kept by each separate business unit that services the funds. T. Rowe Price believes that these policies and procedures are adequate to address any potential conflicts of interest between and among its clients in its investment advisory business. Procedures for the identification and management of conflicts of interest are incorporated into certain elements of our compliance program where such conflicts may be present (e.g., Trade Allocation Guidelines, Proxy Voting and Procedures, Code of Ethics, etc.). In addition, conflicts of interest are addressed through internal controls, and where appropriate, the separation of functions and duties within the business units.

Compensation Structures and Methods

Information regarding each portfolio manager’s compensation is attached hereto as Appendix C.

Beneficial Interest of Portfolio Managers

Information regarding securities of each Fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own Fund shares, but may invest their personal assets in Fund shares in accordance with their individual investment goals. A portfolio manager’s personal investment, or lack of investment, is not an indicator of that portfolio manager’s confidence in, or commitment to, a particular Fund or its investment strategy.

As of January 15, 2018, no portfolio manager beneficially owned shares of the Funds.

Principal Underwriter

Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated January 1, 2012. LFD is an affiliate of LIA, the Funds’ investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of Fund shares. The offering of each such class is continuous. For fiscal years ended December 31, 2014, 2015, and 2016, LFD received $117,010,916, $136,933,533, and $140,988,766, respectively, in compensation from the Trust.

Administration Agreement

The Trust has entered into an Administration Agreement with Lincoln Life, an affiliate of LIA and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Funds. These services include, among others: coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services.

For providing these administrative services for the fiscal years ended December 31, 2014, 2015 and 2016, the Trust paid Lincoln Life $7,110,188, $7,896,768, and $9,894,374 respectively.

Accounting Agreement

The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with The Bank of New York Mellon (“BNYM”), effective January 1, 2014, pursuant to which BNYM provides certain accounting services for the Funds. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of each Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, each Fund pays BNYM either an annual fee of $30,000 or an asset based fee, plus certain out-of-pocket expenses.

For fiscal years ended December 31, 2014, 2015 and 2016, the Trust paid BNYM an annual fee of $8,718,548 (representing 0.0126% of the average daily net assets of the Trust), $9,356,409 (representing 0.0118% of the average daily net assets of the Trust), and $9,496,610 (representing 0.0117% of the average daily net assets of the Trust), respectively.

Code of Ethics

The Trust, LIA and LFD have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LIA who regularly have access to information about securities purchase for the Funds, to invest in securities for their own accounts. This could include securities that may be purchased by Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Funds. The Trust’s Code of Ethics requires reporting to the Board of Trustees of material compliance violations.

Description of Shares

The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 92 Funds organized as separate series of shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.

Each Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service plan (Plan). The Plan allows each Fund to pay distribution and service fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the “Rule 12b-1 Plan” section of this SAI.

Each Fund’s shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing Fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual Funds. In such matters, all shares of the Trust have equal voting rights.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

Control Persons and Principal Holders of Securities

Because the Funds are available as investments for variable annuity contracts and variable life insurance policies (Variable Contracts) offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with voting instructions received by owners of the Variable Contracts.

For these Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1300 South Clinton Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New

York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third party insurance companies.

As of January 3, 2018, there were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund’s outstanding shares, except for the insurance company shareholders.

Any fund of funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the fund of funds.

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class shares of each Fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of Service Class shares of each Fund for activities primarily intended to sell such shares. The Trust would pay each third party for these services pursuant to a written agreement with that third party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things: service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service Class shares may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes each Fund to pay to Insurance Companies or others, a monthly fee (Plan Fee) not to exceed 0.35% per annum of the average daily NAV of Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.25% for the Service Class shares of each Fund. The Plan Fee may be adjusted by the Trust’s Board of Trustees from time to time. The Plan does not limit Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan Fees in any particular year.

No “interested person”, as defined in the 1940 Act, or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Fund and Service Class contract owners thereof. Each year, the Trustees must make this determination for the Plan to be continued. The Board of Trustees believes that the Plan will result in greater sales and/or fewer redemptions of Service Class shares, which may benefit each Fund by reducing Fund expense ratios and/or by affording greater flexibility to portfolio managers. However, it is impossible to know for certain the level of sales and redemptions of shares that would occur in the absence of the Plan or under alternative distribution schemes.

For the fiscal year ended December 31, 2016, the Service Class shares of the Trust paid Plan Fees for compensation to broker-dealers of approximately $136,933,533.

Revenue Sharing

LIA and its affiliates, including LFD, and/or the sub-adviser may pay compensation at their own expense, including the profits from the advisory fees LIA receives from the Funds or the sub-advisory fees the sub-adviser receives from LIA, to affiliated or unaffiliated brokers, dealers or other financial intermediaries (financial intermediaries) in connection with the sale or retention of Fund shares or the sales of insurance products that are funded by the Funds and/or shareholder servicing (distribution assistance). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares and the products that are funded by the Fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales, the Funds’ advisory fees, some other agreed upon amount, or other measures as determined from time to time.

A significant purpose of these payments is to increase sales of the Funds’ shares and the products that contain the Funds. LIA and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities

Offering Price/NAV. The offering price of a Fund’s shares is based on the Fund’s net asset value (“NAV”) per share. A Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Fund shares outstanding. A Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (“NYSE”) – normally 4:00 p.m. New York time, each business day.

In addition to the disclosure in each Fund’s prospectus under the “Pricing of Fund Shares” section, the value of each Fund’s investments is determined as follows:

Foreign Equity Securities. Foreign equity securities are generally valued based on their closing price on the principal foreign exchange for those securities, which may occur earlier than the NYSE close. A Fund then may adjust for market events, occurring between the close of the foreign exchange and the NYSE close. An independent statistical service has been retained to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models to determine adjustments for market events. Quotations of foreign securities in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents.

Over-the-Counter (“OTC”) Investments. OTC investments (including swaps and options) are generally valued by pricing services that use evaluated prices from various observable market and other factors. Certain forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates.

Exchange Traded Futures, Options and Swaps. Exchange traded futures, options and swaps are normally valued at the reported settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement prices are reported are generally valued at the mean between the most recent bid and ask prices obtained from pricing services, established market makers, or from broker-dealers.

Portfolio Holdings Disclosure

The Trust’s Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a Fund’s portfolio securities is in the best interests of Fund shareholders. In accordance with these policies and procedures, Fund management will make shareholders reports or other regulatory filings containing the Funds’ portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Funds’ shares, and affiliated persons of the Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

Each Fund posts its top-ten holdings shortly after each quarter-end to Lincoln Life and other insurance companies who include the Funds in their products (“Insurance Companies”). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep this nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.

Each Fund will post all of its holdings to a publicly available website no earlier than 25 calendar days after quarter end. In addition, each Fund may post all of its holdings no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.

Each Fund also may provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including independent rating and ranking organizations, which conduct market analyses of the Fund’s portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public.

Certain Funds provide daily holdings information to affiliated persons of the Funds to better facilitate Fund and related insurance product operations. In this regard, each Managed Volatility Fund provides daily post-trade position reports, as well as reports showing the Fund’s daily futures transactions pursuant to the managed volatility strategy, to the annuity pricing group and market risk management group within Lincoln Life, LIA’s parent company. Also, each Lincoln iShares Fund provides daily post-trade position reports to the annuity pricing group and the market risk management group. The pricing group uses Fund information to support the group’s oversight of risk management functions for the Managed Volatility Funds and Lincoln Life, but does not engage in any trading activities. The risk management group uses the information to hedge portfolio risks for Lincoln Life and for Lincoln insurance products and annuities. Lincoln’s internal risk management functions are integral to supporting the relevant Funds and their associate insurance products. Each of these information sharing arrangements is subject to: (1) a non-disclosure agreement; and (2) protections against (a) inappropriate trading based on the information and (b) conflicts of interest between the Funds and their affiliated persons.

Fund sub-advisers have an ongoing arrangement with the following third parties make available information about a Fund’s portfolio holdings: (1) ratings organizations, such as Moodys, and S&P, provided generally on a monthly basis for the purpose of reviewing the particular fund; (2) portfolio analysis companies, such as Morningstar and Lipper, Factset Research Systems, Intex, Performance Attribution System, Linedata Services, Inc., Investment Technology Group Inc., Wilshire Associates, Inc., Bloomberg L.P., Trade Informatics, Investor Tools Perform, BARRA Aegis Systems, Global Trading Analytics, LLC, Citigroup, MoneyMate and Barclay Capital Point, Markit/Wall Street Office provided generally on a daily, monthly or quarterly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as Broadridge Financial Solutions, Inc., Glass, Lewis & Co., or Institutional Shareholder Services (ISS) - ISS/RiskMetrics provided generally on a daily basis or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services and software vendors, such as OMEGO LLC, Asia Outsourcing Services, Limited, Cogent Consulting, and Abel Noser provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services such as Bank of New York Mellon, Brown Brothers Harriman & Co., State Street Bank and Trust Company, State Street Investment Manager Solutions, provided generally on a daily basis for the purpose of providing operational functions including Fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the Fund’s holdings information confidential and not engage in trading on the basis of the information. The sub-advisers do not receive compensation in connections with these arrangements.

Each Fund may provide, at any time, portfolio holdings information to: (a) Fund service providers and affiliates, such as the Funds’ investment adviser, or sub-advisers (collectively referred to as the adviser), trading services providers, custodian and independent registered public accounting firm, to the extent necessary to perform services for the Funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.

The Funds will disclose their portfolio holdings in public SEC filings. The Trust’s Board of Trustees also may, on a case-by-case basis, authorize disclosure of the Funds’ portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the Funds, the Adviser nor any affiliate receive any compensation or consideration in connection with the disclosure of the Funds’ portfolio holdings information.

The Funds are responsible for ensuring appropriate disclosure is made regarding these procedures in each Fund’s prospectus and/or SAI.

The Trust’s Board of Trustees exercises oversight of these policies and procedures. Management for the Funds will inform the Board of Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of Fund shareholders. The officers will consider any possible conflicts between the interest of Fund shareholders, on the one hand, and those of the Funds’ Adviser and other Fund affiliates, on the other. Moreover, the Funds’ Chief Compliance Officer will address the operation of the Funds’ procedures in the annual compliance review and will recommend any remedial changes to the procedures.

Purchase and Redemption Information

Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. The offering price of a Fund’s shares is equal to its net asset value per share.

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

Custodian and Transfer Agent

All securities, cash and other similar assets of the Funds are currently held in custody by The Bank of New York Mellon, One Mellon Center, Pittsburgh, Pennsylvania 15258.

The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the Funds proxies, proxy statements, etc.

Lincoln Life performs the Funds’ dividend and transfer agent functions.

Independent Registered Public Accounting Firm

The Board of Trustees has engaged Ernst & Young LLP, One Commerce Square, Suite 700, 2005 Market Street, Philadelphia, PA 19103, to serve as the Funds’ Independent Registered Public Accounting Firm. In addition to the audits of the Funds’ financial statements, other services provided include: review of annual reports and registration statements filed with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit Committee.

Financial Statements

The audited financial statements and the reports for the fiscal year ended December 31, 2016, of Ernst & Young LLP thereon are incorporated by reference to each Fund’s annual report. We will provide a copy of each Fund’s annual report, once available, on request and without charge. Either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call: 1-800-4LINCOLN (454-6265).

Taxes

Each Fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986 (the Code). If a Fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies (the Income Requirement).

Any Fund that will close or liquidate would expect to retain its qualification as a regulated investment company under the Code during the liquidation period and, therefore, not to be taxed on any of its net capital gains realized from the sale of its assets or ordinary income earned that it timely distributes to shareholders. In the unlikely event that a Fund should lose its status as a regulated investment company during the liquidation process, the Fund would be subject to taxes which would reduce any or all of the types of liquidating distributions.

Each Fund also intends to comply with diversification regulations under Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the Fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

Certain Funds may invest in exchange traded vehicles that track the return of commodities. Under the Code, these investments are not considered “securities” with respect to the Income Requirement. As a result, any income generated by such investment is not included in determining compliance with 90% test. Each Fund intends to manage its commodities exposure to ensure that the Income Requirement is met at the end of the Fund’s tax year; however, to the extent that the Fund’s income from commodities exceeds 10% of the Fund’s gross income, the Fund may be subject to taxation on that portion of commodities income that exceeds 10% of the Fund’s gross income.

Since individual contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the IRS. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.

Appendix A — Long and Short-Term Credit Ratings

Certain of the Funds investment policies and restrictions include reference to bond (long-term) and commercial paper (short-term) ratings. The following is a discussion of the rating categories of Moody’s Investor Service, Inc. and Standard & Poor’s Financial Services LLC.

Long-Term Credit Ratings

Moody’s

Aaa – Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa - Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba - Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B - Obligations rated B are considered speculative and are subject to high credit risk.

Caa - Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C - Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

S&P

AAA - An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

Short-Term Credit Ratings

Moody’s

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

P1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper.

A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Appendix B — Proxy Voting Policies and Procedures

Lincoln Investment Advisors Corporation

I. Introduction

The Board of Trustees (the “Board”) of each series of Lincoln Variable Insurance Products Trust (collectively, the “Lincoln Funds”) has adopted these Proxy Voting Policies and Procedures (the “Policies and Procedures”) to govern each Lincoln Fund’s proxy voting. The Board has delegated implementation of these Policies and Procedures, and the responsibility for all proxy voting, or further delegation of proxy voting, to the Lincoln Funds’ investment adviser, Lincoln Investment Advisors Corporation (“LIAC”).

LIAC has adopted these Policies and Procedures to govern LIAC’s implementation of proxy voting for LIAC’s clients, which include the Lincoln Funds.

II. Policies

LIAC shall vote proxies for which it has discretionary authority in the best interests of its clients. Such clients may include the Lincoln Funds, non-Lincoln mutual funds, private funds, and separate accounts (collectively, “Clients”).

Proxy voting decisions with respect to a Client’s holdings shall be made in the manner LIAC believes will most likely protect and promote such Client’s long-term economic value. Absent unusual circumstances or specific instructions, LIAC votes proxies on a particular matter with this fundamental premise on behalf of each Client, regardless of a Client’s individual investment style or strategies.

In exercise voting authority LIAC will comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. The Rule requires an investment adviser to:

•	Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how material conflicts are addressed;

•	Disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and

•	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.

III. Procedures

A. Direct Investments

LIAC may invest directly in equity and fixed income securities, and other types of investments. LIAC will cast votes for proxies in accordance with the Client’s proxy voting procedures or other direction. If the Client does not direct proxy voting in the Client’s account, LIAC will vote proxies in the Client’s best interests, as determined by LIAC. In making such determination, LIAC may rely on analysis from proxy voting consultants or third-party proxy voting services. LIAC will consider each proxy that it votes and evaluate it based on the particular facts and circumstances of that proxy. LIAC may determine not to vote all or some shares eligible to vote if that course of action would be in the Client’s best interests under the circumstances. Such circumstances could include, but are not limited to, cases where the cost of voting exceeds any expected benefits (e.g., foreign proxies), or where voting results in restrictions on trading.

B. Sub-Advised Funds

LIAC advises mutual funds and separate accounts that are offered through variable contracts and which are sub-advised by unaffiliated third-party sub-advisers (“sub-advised funds”). Each sub-advised fund delegates responsibility for voting proxies relating to the sub-advised fund’s securities to the sub-adviser, subject to the Board’s continued oversight. The sub-adviser votes all proxies relating to the sub-advised funds’ portfolio securities and uses the sub-adviser’s own proxy voting policies and procedures adopted in conformance with Rule 206(4)-6. LIAC shall review each sub-adviser’s proxy voting policies and procedures as follows:

•	Before a sub-adviser is retained, LIAC’s compliance staff will review the proposed sub-adviser’s proxy voting policies and procedures and confirm that the sub-adviser will vote the proxies in the best interests of its clients.

•	Each quarter, LIAC’s compliance staff surveys each sub-adviser, via a compliance questionnaire, and reviews any reported changes or exceptions to their compliance policies and procedures, including proxy voting. LIAC’s compliance staff reviews these reported changes or exceptions and, if material, summarizes them and reports such event’s to the sub-advised fund’s board.

•	During contract renewal of sub-advisory agreements for Clients that are registered mutual funds, LIAC reviews the sub-adviser’s responses to the Section 15(c) information request sent by Funds Management, which includes pertinent questions relating to the sub-adviser’s proxy voting policies and procedures.

C. Funds of Funds

LIAC advises certain funds of funds that invest substantially all of their assets in shares of other affiliated and/or unaffiliated mutual funds (each an “underlying fund”). A fund of funds may also invest directly in equity and fixed income securities and other types of investments.

When an underlying fund, whose shares are held by a fund of funds, solicits a shareholder vote on any matter, LIAC shall vote such shares of the underlying fund in the same proportion as the vote of all other holders of shares of such underlying fund. This type of voting structure is commonly referred to as “mirror voting.”

When a fund of funds invests directly in securities other than mutual funds, LIAC shall follow the procedures outlined in “Direct Investments” above.

D. Master-Feeder Funds

LIAC advises certain master-feeder funds. A feeder fund does not buy investment securities directly. Instead, it invests in a master fund which in turn purchases investment securities. Each feeder fund has the same investment objective and strategies as its master fund.

If a master fund in a master-feeder structure calls a shareholder meeting and solicits proxies, the feeder fund (that owns shares of the master fund) shall seek voting instructions from the feeder fund’s shareholders, and will vote proxies as directed. Proxies for which no instructions are received shall be voted in accordance with mirror voting, in the same proportion as the proxies for which instructions were timely received from the feeder fund’s shareholders.

Proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s own proxy voting policies and procedures.

E. Material Conflicts

In the event that LIAC identifies a potential material conflict of interest between: a Client and LIAC, or any LIAC-affiliated entity, LIAC will advise the chief compliance officer (“CCO”) of the potential conflict. The CCO then will convene an ad hoc committee which will include, without limitation, the CCO, legal counsel, and the president of LIAC. The ad hoc committee will determine if an actual conflict exists, and if so, it will vote the proxy in accordance with the Client’s best interests. If the conflict relates specifically to a Client that is a registered mutual fund, the CCO shall report to the fund’s board, at its next regularly scheduled meeting, the nature of the conflict, how the proxy vote was cast, and the rationale for the vote.

IV. Disclosure

A. Form ADV

LIAC shall disclose information regarding these Policies and Procedures as required in Item 17 of Form ADV, Part 2A. Among other things, LIAC will disclose how Clients may obtain information about how LIAC voted their portfolio securities and how Clients may obtain a copy of these Policies and Procedures.

B. Statement of Additional Information (“SAI”)

Each of the Lincoln Funds shall include in its SAI a copy or a summary of these Policies and Procedures, and, if applicable, any sub-advisers’ policies and procedures (or a summary of such policies and procedures).

C. Annual Reports

Each of the Lincoln Funds shall disclose in its annual and semi-annual shareholder reports that a description of these Policies and Procedures, including any sub-adviser policies and procedures, and the Lincoln Fund’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (SEC) website by calling a specified toll-free telephone number.

D. Proxy Voting Record on Form N-PX

The Lincoln Funds annually will file their complete proxy voting record with the SEC on Form N-PX. Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

V. Recordkeeping

LIAC shall retain the following documents for not less than seven (7) years from the end of the year in which the proxies were voted, the first two (2) years at an on-site location:

(a) Proxy	Voting Policies and Procedures;

(b) Proxy	voting records (this requirement may be satisfied by a third party who has agreed in writing to do so);

(c)	A copy of any document that LIAC, or an ad hoc committee convened for purposes of voting proxies, creates that was material in making its voting decision, or that memorializes the basis for such decision; and

(d)	A copy of each written request from a Client, and any response to the Client, for information on how LIAC voted the Client’s proxies.

T. ROWE PRICE ASSOCIATES, INC.

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price (Canada), Inc., T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. (collectively, “T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“Price Funds”) and by common trust funds, offshore funds, institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice. T. Rowe Price reserves the right to decline to vote proxies in accordance with client- specific voting guidelines.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies. This document is updated annually.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our proxy voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social responsibility issues. Certain delegated members of the Proxy Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Global Corporate Governance Analyst. Our Global Corporate Governance Analyst is responsible for reviewing the proxy agendas for all upcoming meetings and making company- specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Glass, Lewis & Co. (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. Glass Lewis specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution and reporting for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, Glass Lewis maintains and implements a custom voting policy for the Price Funds and other client accounts.

Meeting Notification

T. Rowe Price utilizes Glass Lewis’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. Glass Lewis tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, Glass Lewis procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through ViewPoint, Glass Lewis’ web-based application.

Vote Determination

Each day, Glass Lewis delivers into T. Rowe Price’s proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers may decide to vote their proxies consistent with the Policies and Procedures, as set by the Proxy Committee, and instruct the Proxy Services Group to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Services Group is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to our proxy voting guidelines.

T. Rowe Price Voting Policies

Specific proxy voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors – For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. Outside of the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non- executive members, and we are likely to vote against senior executives at companies without any independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

Anti-Takeover, Capital Structure and Corporate Governance Issues – T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the Chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

Executive Compensation Issues – T. Rowe Price’s goal is to assure that a company’s equity- based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives or contain the potential for excessive dilution relative to the company’s peers. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a screen that assesses the long- term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually. Finally, we may withhold votes from compensation committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.

Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We oppose a high proportion of proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions if we conclude these arrangements reduce the alignment of executives’ incentives with shareholders’ interests.

Corporate Social Responsibility Issues – Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using Glass Lewis’ proxy research and company reports. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Global Portfolio Companies – Glass Lewis applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed Glass Lewis’ general global policies and has developed international proxy voting guidelines which in most instances are consistent with Glass Lewis recommendations.

Fixed Income, Index and Passively Managed Accounts – Proxy voting for fixed income, index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process. In addition, fixed income accounts will generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security (i.e., consents, restructurings, reorganization proposals).

Divided Votes – In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against our proxy voting guidelines. The Proxy Services Group is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to our proxy voting guidelines.

Shareblocking – Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan – The Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Services Group to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Proxy Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy.

Issues raising potential conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Funds).

Limitations on Voting Proxies of Banks

T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.

REPORTING, RECORD RETENTION AND OVERSIGHT

The Proxy Committee, and certain personnel under the direction of the Proxy Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with

T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC’s EDGAR database).

Appendix C – Compensation Structures and Methodologies

                        of Portfolio Managers

The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each Fund’s portfolio manager as of each Fund’s fiscal year ended December 31, 2016:

T. Rowe Price Associates, Inc.

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a restricted stock grant. Compensation is variable and is determined based on the following factors:

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and Price Hong Kong, Price Singapore, and T. Rowe Price International, as appropriate), evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee (as described under the “Disclosure of Fund Portfolio Information” section) and is the same as the selection presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis though tax efficiency is considered and is especially important for the Tax-Efficient Equity Fund.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform, working effectively with and mentoring others, and other contributions to our clients, the firm or our culture are important components of T. Rowe Price’s long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used when evaluating the performance of all portfolios (including the Price Funds) managed by the portfolio manager.

Lincoln Variable Insurance Products Trust

Part C - Other Information

 Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust(1)
	(2)	Certificate of Trust(24)
(b)		By-Laws of Lincoln Variable Insurance Products Trust, as amended(31)
(c)	(1)	By-Laws of Lincoln Variable Insurance Products Trust, as amended, Articles II, VII and VIII(31)
	(2)	Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust, Articles III, V, and VI(1)
(d)	(1)(a)	Investment Management Agreement dated April 30, 2007, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation(19)
	(1)(b)	Schedule A to the Investment Management Agreement between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation dated June 22, 2016(33)
	(2)	Investment Management Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation (LVIP Baron Growth Opportunities Fund)(4)
	(3)	Sub-Advisory Agreement dated April 30, 2014 between Lincoln Investment Advisors Corporation and AQR Capital Management, LLC (LVIP AQR Enhanced Global Strategies Fund)(27)
	(4)	Sub-Advisory Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and BAMCO, Inc. (LVIP Baron Growth Opportunities Fund)(21)
	(5)	Sub-Advisory Agreement dated March 21, 2016 between Lincoln Investment Advisors Corporation and BlackRock Advisors, LLC (LVIP Government Money Market Fund)(32)
	(6)	Sub-Advisory Agreement dated September 21, 2012 between Lincoln Investment Advisors Corporation and BlackRock Investment Management, LLC (LVIP BlackRock Emerging Markets Managed Volatility Fund, LVIP BlackRock Dividend Value Managed Volatility Fund, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, and LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund)(25)
	(7)	Sub-Advisory Agreement dated April 30, 2010 between Lincoln Investment Advisors Corporation and BlackRock Financial Management, Inc. (LVIP BlackRock Inflation Protected Bond Fund)(21)
	(8)(a)	Sub-Advisory Agreement dated April 30, 2014 between Lincoln Investment Advisors Corporation and BlackRock Investment Management, LLC (LVIP BlackRock Multi-Asset Income Fund and LVIP BlackRock U.S. Opportunities Managed Volatility Fund)(27)
	(8)(b)	Form of Sub-Subadvisory Agreement dated April 30, 2014 between BlackRock Investment Management, LLC and BlackRock International Limited (LVIP BlackRock Multi-Asset Income Fund)(27)
	(8)(c)	Form of Sub-Subadvisory Agreement dated April 30, 2014 between BlackRock Investment Management, LLC and BlackRock Asset Management North Asia Limited (LVIP BlackRock Multi-Asset Income Fund)(27)
	(8)(d)	Form of Sub-Subadvisory Agreement dated April 30, 2014 between BlackRock Investment Management, LLC and BlackRock (Singapore) Limited (LVIP BlackRock Multi-Asset Income Fund)(27)
	(9)	Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Capital Growth Fund)(21)
	(10)	Sub-Advisory Agreement dated September 28, 2012 between Lincoln Investment Advisors Corporation and CBRE Clarion Securities LLC (LVIP Clarion Global Real Estate Fund)(25)
	(11)(a)	Sub-Advisory Agreement dated January 4, 2010 between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Bond Fund, LVIP Delaware Social Awareness Fund, and LVIP Delaware Special Opportunities Fund)(21)
	(11)(b)	Assignment effective June 30, 2013 to Delaware Investments Fund Advisers of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Bond Fund, LVIP Delaware Social Awareness Fund, and LVIP Delaware Special Opportunities Fund) (26)
	(12)	Sub-Advisory Agreement dated October 1, 2014 between Lincoln Investment Advisors Corporation and Delaware Investments Fund Advisers (LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund, LVIP Delaware Foundation Aggressive Allocation Fund)(31)
	(13)(a)	Sub-Advisory Agreement dated May 1, 2010 between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Diversified Floating Rate Fund)(21)
	(13)(b)	Assignment effective June 30, 2013 to Delaware Investments Fund Advisers of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Diversified Floating Rate Fund) (26)
	(14)	Sub-Advisory Agreement dated April 30, 2015 between Lincoln Investment Advisors Corporation and Dimensional Fund Advisors LP (LVIP Dimensional U.S. Core Equity 1 Fund, LVIP Dimensional U.S. Core Equity 2 Fund and LVIP Dimensional International Core Equity Fund)(30)
	(15)(a)	Sub-Advisory Agreement dated April 30, 2014 between Lincoln Investment Advisors Corporation and Franklin Advisers, Inc. (LVIP Franklin Templeton Multi-Asset Opportunities Fund and LVIP Franklin Templeton Global Equity Managed Volatility Fund)(27)
	(15)(b)	Sub-Subadvisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and K2 Advisors LLC (LVIP Franklin Templeton Multi-Asset Opportunities Fund)(27)

(15)(c)	Sub-Subadvisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC (LVIP Franklin Templeton Multi-Asset Opportunities Fund)(27)
(15)(d)	Sub-Subadvisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC (LVIP Franklin Templeton Multi-Asset Opportunities Fund)(27)
(16)	Sub-Advisory Agreement dated May 1, 2009 between Lincoln Investment Advisors Corporation and Franklin Advisers, Inc. (LVIP Global Income Fund)(21)
(17)	Sub-Advisory Agreement dated January 27, 2016 between Lincoln Investment Advisors Corporation and Franklin Advisory Services, LLC (LVIP Franklin Templeton Global Equity Managed Volatility Fund) (32)
(18)	Sub-Advisory Agreement dated January 27, 2016 between Lincoln Investment Advisors Corporation and Franklin Mutual Advisers, LLC (LVIP Franklin Templeton Global Equity Managed Volatility Fund) (32)
(19)	Sub-Advisory Agreement effective May 1, 2016 between Lincoln Investment Advisors Corporation and Milliman Financial Risk Management LLC (LVIP Managed Risk Funds)(32)
(20)	Sub-Advisory Agreement dated July 12, 2011 between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Global Income Fund)(21)
(21)	Sub-Advisory Agreement dated April 30, 2014 between Lincoln Investment Advisors Corporation and Goldman Sachs Asset Management, L.P. (LVIP Goldman Sachs Income Builder Fund)(27)
(22)	Sub-Advisory Agreement dated April 30, 2015 between Lincoln Investment Advisors Corporation and Ivy Investment Management Company (LVIP Blended Mid-Cap Managed Volatility Fund)(30)
(23)	Sub-Advisory Agreement dated April 30, 2010 between Lincoln Investment Advisors Corporation and JPMorgan Investment Management Inc. (LVIP JPMorgan High Yield Fund)(21)
(24)	Sub-Advisory Agreement dated September 21, 2012 between Lincoln Investment Advisors Corporation and JPMorgan Investment Management Inc. (LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund)(25)
(25)	Sub-Advisory Agreement dated October 1, 2010 between Lincoln Investment Advisors Corporation and Massachusetts Financial Services Company (LVIP MFS International Growth Fund)(21)
(26)	Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Massachusetts Financial Services Company (LVIP MFS Value Fund)(21)
(27)	Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Wellington Mid-Cap Value Fund)(21)
(28)	Sub-Advisory Agreement dated July 12, 2011 between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Mondrian International Value Fund)(21)
(29)	Sub-Advisory Agreement dated April 30, 2014 between Lincoln Investment Advisors Corporation and Pacific Investment Management Company LLC (LVIP PIMCO Low Duration Bond Fund)(27)
(30)	Sub-Advisory Agreement dated April 30, 2008 between Lincoln Investment Advisors Corporation and SSGA Funds Management, Inc. (LVIP SSGA S&P 500 Index Fund, LVIP SSGA Bond Index Fund, LVIP SSGA Small-Cap Index Fund, LVIP SSGA International Index Fund, LVIP SSGA Large-Cap 100 Fund, LVIP SSGA Small-Mid Cap 200 Fund, LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, and LVIP SSGA Mid-Cap Index Fund)(21)
(31)	Sub-Advisory Agreement dated September 21, 2012 between Lincoln Investment Advisors Corporation and SSGA Funds Management, Inc. (LVIP SSGA Global Tactical Allocation Managed Volatility Fund)(25)
(32)	Sub-Advisory Agreement effective May 1, 2016 between Lincoln Investment Advisors Corporation and SSGA Funds Management, Inc. (LVIP Managed Volatility Funds)(32)
(33)	Sub-Advisory Agreement dated February 8, 2016 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP Blended Mid Cap Managed Volatility Fund)(32)
(34)	Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Growth Stock Fund)(21)
(34)(b)	Schedule A to the Amended Sub-Advisory Agreement dated April 30, 2007, as amended October 1, 2016, between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Growth Stock Fund)(34)
(35)	Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Structured Mid-Cap Growth Fund)(21)
(36)	Sub-Advisory Agreement dated September 21, 2012 between Lincoln Investment Advisors Corporation and Templeton Investment Counsel, LLC (LVIP Franklin Templeton Global Equity Managed Volatility Fund)(25)
(37)	Sub-Advisory Agreement dated September 21, 2012 between Lincoln Investment Advisors Corporation and UBS Global Asset Management (Americas) Inc. (LVIP Blended Large Cap Growth Managed Volatility Fund)(25)
(38)	Sub-Advisory Agreement dated October 1, 2014 between Lincoln Investment Advisors Corporation and Jackson Square Partners, LLC (LVIP Delaware Foundation® Aggressive Allocation Fund, LVIP Delaware Foundation® Moderate Allocation Fund, and LVIP Delaware Foundation® Conservative Allocation Fund)(30)
(39)	Sub-Advisory Agreement dated February 8, 2016 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Blended Large Cap Growth Managed Volatility Fund)(32)
(40)	Sub-Advisory Agreement dated July 1, 2016 between Lincoln Investment Advisors Corporation and Western Asset Management Company (LVIP Western Asset Core Bond Fund)(33)

	(41)(a)	Advisory Fee Waiver Agreement dated March 7, 2013 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust(25)
	(41)(b)	Schedule A to the Advisory Fee Waiver Agreement, effective March 7, 2013, as amended March 10, 2017, between the Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust(34)
	(41)(c)	Schedule A to the Advisory Fee Waiver Agreement, effective March 7, 2013, as amended September 13, 2017, between the Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust is filed herewith as Exhibit EX-99.28.d.(41)(c).
	(42)(a)	Sub-Advisory Agreement dated February 1, 2018 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price 2010 Fund, LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, and LVIP T. Rowe Price 2050 Fund) is filed herewith as Exhibit EX-99.28.d.(42)(a).
(e)		Principal Underwriting Agreement dated January 1, 2012 between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc.(19)
(f)		N/A
(g)	(1)(a)	Mutual Fund Custody and Services Agreement dated August 31, 2007, as amended, between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A.(18)
	(1)(b)	Amendment dated March 11, 2014 to the Mutual Fund Custody and Services Agreement between Lincoln Variable Insurance Products Trust and The Bank of New York Mellon (formerly Mellon Bank, N.A.)(27)
(h)	(1)(a)	Fund Accounting and Financial Administration Services Agreement dated October 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A.(7)
	(1)(b)	Schedule A to the Fund Accounting and Financial Administration Services Agreement dated October 1, 2007, amended January 1, 2017, between Lincoln Variable Insurance Products Trust and The Bank of New York Mellon(34)
	(2)	Administration Agreement dated January 1, 2015, as amended, between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company(29)
	(3)	Form of Indemnification Agreement(19)
	(4)(a)	Consulting Agreement dated August 1, 2010, as amended, between Lincoln Investment Advisors Corporation and Wilshire Associates Incorporated(12)
	(4)(b)	Amendment to Consulting Agreement dated November 1, 2011 (Wilshire)(17)
	(5)	Consulting Agreement dated April 29, 2011 between Lincoln Investment Advisors Corporation and Dimensional Fund Advisors LP (LVIP Dimensional/Vanguard Total Bond Fund)(20)
	(6)	Consulting Agreement dated April 29, 2011 between Lincoln Investment Advisors Corporation and The Vanguard Group Inc. (LVIP Vanguard International Equity ETF Fund, LVIP Vanguard Domestic Equity ETF Fund, and LVIP Dimensional/Vanguard Total Bond Fund)(20)
	(7)	Administrative Services Agreement effective July 30, 2010 between Capital Research and Management Company and Lincoln Investment Advisors Corporation(16)
	(8)(a)	Fund Participation Agreement dated May 1, 2003, as amended, between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust(8)
	(8)(b)	Amendment effective May 1, 2014 to Fund Participation Agreement (Lincoln Life)(27)
	(9)(a)	Fund Participation Agreement dated May 1, 2003, as amended, between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust(9)
	(9)(b)	Amendment effective May 1, 2014 to Fund Participation Agreement (Lincoln New York)(27)
	(10)	Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and First-Great West Life & Annuity Insurance Company (LVIP Baron Growth Opportunities Fund)(4)
	(11)	Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Nationwide Financial Services, Inc. (LVIP Baron Growth Opportunities Fund)(4)

	(12)	Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and New York Life Insurance and Annuity Corporation (LVIP Baron Growth Opportunities Fund)(4)
	(13)	Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors and RiverSource Life Insurance Company (LVIP Baron Growth Opportunities Fund)(4)
	(14)	Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Standard Insurance Company (LVIP Baron Growth Opportunities Fund)(4)
	(15)	Fund Participation Agreement dated July 30, 2010, as amended, between Lincoln Variable Insurance Products Trust, The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln Investment Advisors Corporation, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company (LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund, and LVIP American Income Allocation Fund)(16)

	(16)	Fund Participation Agreement dated June 12, 2009 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Lincoln Investment Advisors Corporation, and AIG Life Insurance Company (LVIP BlackRock Scientific Allocation Fund (formerly, LVIP Delaware Foundation Moderate Allocation Fund))(14)
	(17)(a)	Fund Participation Agreement dated June 12, 2009 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Lincoln Investment Advisors Corporation, and American International Life Assurance Company of New York (LVIP BlackRock Scientific Allocation Fund (formerly, LVIP Delaware Foundation Moderate Allocation Fund)) (14)
	(17)(b)	Assignment dated November 30, 2010 of Fund Participation Agreement dated June 12, 2009 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Lincoln Investment Advisors Corporation, and American International Life Assurance Company of New York to United States Life Insurance Company in the City of New York (LVIP Delaware Foundation Moderate Allocation Fund)(14)
	(18)	Fund Participation Agreement dated May 28, 2009 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Lincoln Investment Advisors Corporation, and Commonwealth Annuity and Life Insurance Company (LVIP BlackRock Scientific Allocation Fund (formerly, LVIP Delaware Foundation Moderate Allocation Fund)) (14)
	(19)	Fund Participation Agreement dated May 28, 2009 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Lincoln Investment Advisors Corporation, and First Allmerica Financial Life Insurance Company (LVIP BlackRock Scientific Allocation Fund (formerly, LVIP Delaware Foundation Moderate Allocation Fund)) (14)
	(20)	Master Fund Participation Agreement dated June 30, 2010 between Lincoln Variable Insurance Products Trust, The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company (LVIP American Growth Fund, LVIP American Growth-Income Fund, LVIP American International Fund, LVIP American Global Growth Fund, and LVIP American Small Capitalization Fund)(15)
	(21)(a)	Form of Fund of Funds Participation Agreement Pursuant to SEC Exemptive Order under Section 12 of the Investment Company Act of 1940 (27)
	(21)(b)	Form of Fund of Funds Operational Participation Agreement(27)
	(22)(a)	Expense Limitation Agreement dated March 7, 2013 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust(25)
	(22)(b)	Schedule A to the Expense Limitation Agreement, effective March 7, 2013, as amended March 10, 2017 between the Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust(34)
	(22)(c)	Schedule A to the Expense Limitation Agreement, effective March 7, 2013, as amended October 1, 2017 between the Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust is filed herewith as Exhibit EX-99.28.h.(22)(c).
(i)	(1)	Legal Opinion of Counsel dated April 1, 2003 regarding issuance of shares(1)
	(2)	Legal Opinion of Counsel dated April 27, 2007 regarding issuance of shares(4)
(j)	(1)	Power of Attorney (LVIP Trust) dated December 5, 2011(17)
	(2)	Power of Attorney (LVIP Trust) dated January 7, 2013(24)
	(3)	Powers of Attorney (LVIP Trust) dated January 15, 2014(26)
	(4)	Power of Attorney (LVIP Trust) dated January 6, 2016(31)
	(5)	Consent of Independent Registered Public Accounting Firm dated April 24, 2017(34)
	(6)	Power of Attorney (LVIP Trust) dated April 20, 2017(34)
	(7)	Power of Attorney (LVIP Trust) dated November 28, 2017(35)
	(8)	Power of Attorney (LVIP Trust) dated January 2, 2018(36)
(k)		N/A
(l)		N/A
(m)	(1)	Service Class Distribution and Service Plan(23)
	(2)(a)	Distribution Services Agreement dated May 1, 2008, as amended August 27, 2012, between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc.(23)
	(2)(b)	Schedule A dated June 22, 2016 to Distribution Services Agreement dated May 1, 2008, as amended August 27, 2012, between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc.(33)
(n)		Rule 18f-3 Multiple Class Plan approved September 15, 2015(31)
(o)		Reserved
(p)	(1)	Code of Ethics for Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation(32)
	(2)	Code of Ethics for Lincoln Financial Distributors, Inc.(18)
	(3)	Code of Ethics for AQR Capital Management, LLC (LVIP AQR Enhanced Global Strategies Fund)(31)
	(4)	Code of Ethics for BAMCO, Inc. (LVIP Baron Growth Opportunities Fund)(30)

	(5)	Code of Ethics for BlackRock affiliated companies (LVIP BlackRock Emerging Markets Managed Volatility Fund, LVIP BlackRock Dividend Value Managed Volatility Fund, LVIP BlackRock Inflation Protected Bond Fund, LVIP BlackRock Multi-Asset Income Fund, LVIP BlackRock U.S. Opportunities Managed Volatility Fund, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and LVIP Government Money Market Fund)(30)
	(6)	Code of Ethics for CBRE Clarion Securities LLC (LVIP Clarion Global Real Estate Fund)(30)
	(7)	Code of Ethics for Delaware Investments (LVIP Delaware Bond Fund, LVIP Delaware Social Awareness Fund, LVIP Delaware Special Opportunities Fund, LVIP Delaware Foundation Aggressive Allocation Fund, LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund, and LVIP Delaware Diversified Floating Rate Fund)(26)
	(8)	Code of Ethics for Dimensional Fund Advisors LP (LVIP Dimensional U.S. Core Equity 1 Fund, LVIP Dimensional U.S. Core Equity 2 Fund, and LVIP Dimensional International Core Equity Fund)(30)
	(9)	Code of Ethics for Franklin affiliated companies (LVIP Franklin Templeton Multi-Asset Opportunities Fund, LVIP Franklin Templeton Global Equity Managed Volatility Fund, LVIP Global Income Fund)(27)
	(10)	Code of Ethics for Goldman Sachs Asset Management, L.P. (LVIP Goldman Sachs Income Builder Fund)(30)
	(11)	Code of Ethics for Ivy Investment Management Company (LVIP Blended Mid-Cap Managed Volatility Fund)(30)
	(12)	Code of Ethics for Jackson Square Partners, LLC (LVIP Delaware Foundation Aggressive Allocation Fund, LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund)(30)
	(13)	Code of Ethics for JPMorgan Investment Management Inc. and affiliated companies (LVIP JPMorgan High Yield Fund and JPMorgan Mid-Cap Value Managed Volatility Fund)(30)
	(14)	Code of Ethics for MFS Investment Management (LVIP MFS International Growth Fund and LVIP MFS Value Fund)(34)
	(15)	Code of Ethics for Milliman Financial Risk Management LLC (LVIP Managed Risk Funds)(32)
	(16)	Code of Ethics for Mondrian Investment Partners Limited (LVIP Mondrian International Value Fund and LVIP Global Income Fund)(2)
	(17)	Code of Ethics for Pacific Investment Management Company LLC (LVIP PIMCO Low Duration Bond Fund)(34).
	(18)	Code of Ethics for SSGA Funds Management, Inc. (LVIP SSGA Bond Index Fund, LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, LVIP SSGA Global Tactical Allocation Managed Volatility Fund, LVIP SSGA International Index Fund, LVIP SSGA Large Cap 100 Fund, LVIP SSGA Mid-Cap Index Fund, LVIP SSGA S&P 500 Index Fund, LVIP SSGA Small-Cap Index Fund, LVIP SSGA Small-Mid Cap 200 Fund, and LVIP Managed Volatility Funds) (34)
	(19)	Code of Ethics for T. Rowe Price Group, Inc. (LVIP T. Rowe Price Structured Mid Cap Growth Fund, LVIP T. Rowe Price Growth Stock Fund, and LVIP Blended Mid Cap Managed Volatility Fund)(31)
	(20)	Code of Ethics for UBS Global Asset Management (Americas) Inc. (LVIP Blended Large Cap Growth Managed Volatility Fund)(25)
	(21)	Code of Ethics for Wellington Management Company, LLP (LVIP Wellington Capital Growth Fund, LVIP Wellington Mid-Cap Value Fund, and LVIP Blended Large Cap Growth Managed Volatility Fund)(26)
	(22)	Code of Ethics for Western Asset Management Company (LVIP Western Asset Core Bond Fund)(33)
(1)	Filed with Post-Effective Amendment No. 13 (File No. 33-70742) on April 4, 2003, and incorporated herein by reference.
(2)	Filed with Post-Effective Amendment No. 19 (File No. 33-70742) on April 5, 2006, and incorporated herein by reference.
(3)	Filed with Post-Effective Amendment No. 33 (File No. 33-70742) on April 17, 2007, and incorporated herein by reference.
(4)	Filed with Post-Effective Amendment No. 41 (File No. 33-70742) on April 15, 2008, and incorporated herein by reference.
(5)	Filed with Post-Effective Amendment No. 43 (File No. 33-70742) on June 5, 2008, and incorporated herein by reference.
(6)	Filed with Post-Effective Amendment No. 51 (File No. 33-70742) on December 22, 2008, and incorporated herein by reference.
(7)	Filed with Post-Effective Amendment No. 59 (File No. 33-70742) on March 20, 2009, and incorporated herein by reference.
(8)	Filed with Post-Effective Amendment No. 21 (File No. 333-68842) on Form N-4 on April 3, 2009, and incorporated herein by reference.
(9)	Filed with Post-Effective Amendment No. 6 (File No. 333-145531) on Form N-4 on April 9, 2009, and incorporated herein by reference.
(10)	Filed with Post-Effective Amendment No. 69 (File No. 33-70742) on January 25, 2010, and incorporated herein by reference.
(11)	Filed with Post-Effective Amendment No. 82 (File No. 33-70742) on April 15, 2010, and incorporated herein by reference.
(12)	Filed with Post-Effective Amendment No. 92 (File No. 33-70742) on July 30, 2010, and incorporated herein by reference.
(13)	Filed with Post-Effective Amendment No. 98 (File No. 33-70742) on April 6, 2011, and incorporated herein by reference.
(14)	Filed with Post-Effective Amendment No. 99 (File No. 33-70742) on April 6, 2011, and incorporated herein by reference.
(15)	Filed with Post-Effective Amendment No. 103 (File No. 33-70742) on April 12, 2011, and incorporated herein by reference.
(16)	Filed with Post-Effective Amendment No. 104 (File No. 33-70742) on April 12, 2011, and incorporated herein by reference.
(17)	Filed with Post-Effective Amendment No. 121 (File No. 33-70742) on January 24, 2012, and incorporated herein by reference.
(18)	Filed with Post-Effective Amendment No. 123 (File No. 33-70742) on March 1, 2012, and incorporated herein by reference.
(19)	Filed with Post-Effective Amendment No. 125 (File No. 33-70742) on April 9, 2012, and incorporated herein by reference.
(20)	Filed with Post-Effective Amendment No. 129 (File No. 33-70742) on April 11, 2012, and incorporated herein by reference.
(21)	Filed with Post-Effective Amendment No. 132 (File No. 33-70742) on April 30, 2012, and incorporated herein by reference.
(22)	Filed with Post-Effective Amendment No. 139 (File No. 33-70742) on June 13, 2012, and incorporated herein by reference.
(23)	Filed with Post-Effective Amendment No. 141 (File No. 33-70742) on August 27, 2012, and incorporated herein by reference.
(24)	Filed with Post-Effective Amendment No. 143 (File No. 33-70742) on January 7, 2013, and incorporated herein by reference.
(25)	Filed with Post-Effective Amendment No. 145 (File No. 33-70742) on April 30, 2013, and incorporated herein by reference.
(26)	Filed with Post-Effective Amendment No. 150 (File No. 33-70742) on January 27, 2014 and incorporated herein by reference.
(27)	Filed with Post-Effective Amendment No. 153 (File No. 33-70742) on April 30, 2014 and incorporated herein by reference.
(28)	Filed with Post-Effective Amendment No. 155 (File No. 33-70742) on August 26, 2014 and incorporated herein by reference.
(29)	Filed with Post-Effective Amendment No. 157 (File No. 33-70742) on January 6, 2015 and incorporated herein by reference.
(30)	Filed with Post-Effective Amendment No. 162 (File No. 33-70742) on April 30, 2015 and incorporated herein by reference.
(31)	Filed with Post-Effective Amendment No. 164 (File No. 33-70742) on January 8, 2016 and incorporated herein by reference.
(32)	Filed with Post-Effective Amendment No. 168 (File No. 33-70742) on April 29, 2016 and incorporated herein by reference.
(33)	Filed with Post-Effective Amendment No. 170 (File No. 33-70742) on June 30, 2016 and incorporated herein by reference.
(34)	Filed with Post-Effective Amendment No. 178 (File No. 33-70742) on April 28, 2017 and incorporated herein by reference.
(35)	Filed with Post-Effective Amendment No. 180 (File No. 33-70742) on November 30, 2017 and incorporated herein by reference.
(36)	Filed with Post-Effective Amendment No. 181 (File No. 33-70742) on January 4, 2018 and incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant

A diagram of all persons under common control with the Registrant is incorporated by reference to Post-Effective Amendment No. 3 of the Registration Statement of The Lincoln National Life Insurance Company filed on Form N-4 (File No. 333-170695) on March 30, 2012.

See also “Purchase and Sale of Fund Shares” in the Prospectus disclosure forming Part A of this Registration Statement and “Control Persons and Principal Holders of Securities” in the Statement of Additional Information disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The Lincoln National Life Insurance Company for its Variable Annuity Accounts C, E, H, L, N, Q, T, W, JL-A, JF-I, and JF-II; and for its Flexible Premium Variable Life Accounts D, G, K, M, R, S, Y, JF-A, and JA-C; and for its Separate Account A; and Lincoln Life & Annuity Company of New York for its Variable Annuity Accounts C, H, L, and N and for its Flexible Premium Variable Life Accounts M, R, S, Y, and JA-B; and certain non-registered separate accounts of The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York. Shareholders of the Trust may also include certain unaffiliated insurance companies with respect to the LVIP Baron

Growth Opportunities Fund, LVIP SSGA Bond Index Fund, LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, and LVIP SSGA International Index Fund. Certain “fund of funds” of the Trust may also invest in other of the Trust’s series of funds.

No persons are controlled by the Registrant.

Item 30. Indemnification

As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 and pursuant to Article VII, Section 2 of the Trust’s Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust’s By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (LIAC or the “Adviser”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the agreement. Certain other agreements to which the Trust is a party also contain indemnification provisions.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31. Business and Other Connections of Investment Adviser

Information pertaining to any business and other connections of Registrant’s Adviser, LIAC, is hereby incorporated by reference from the sections captioned “Investment Adviser” or “Investment Adviser and Sub-Adviser” in the Prospectus and Statement of Additional Information (SAI) disclosures forming Parts A and B, respectively, of this Registration Statement, and Item 7 of Part II of LIAC’s Form ADV filed separately with the Securities and Exchange Commission.

Information regarding any business and other connections of the Registrant’s sub-advisers (collectively, the “Sub-Advisers”): AQR Capital Management, LLC, BAMCO, Inc., BlackRock Advisors, LLC, BlackRock Financial Management, Inc., BlackRock Investment Management, LLC, CBRE Clarion Securities LLC, Delaware Investments Fund Advisers, Dimensional Fund Advisors LP, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Goldman Sachs Asset Management, L.P., Ivy Investment Management Company, JPMorgan Investment Management Inc., Massachusetts Financial Services Company, Milliman Financial Risk Management LLC, Mondrian Investment Partners Limited, Pacific Investment Management Company LLC, SSGA Funds Management, Inc., T. Rowe Price Associates, Inc., Templeton Investment Counsel, LLC, UBS Asset Management (Americas) Inc., Wellington Management Company, LLP, and Western Asset Management Company, is incorporated by reference from the sections captioned “Investment Adviser and Sub-Advisers” of the Prospectus and SAI disclosures forming Parts A and B, respectively, of this Registration Statement and Item 7 of Part II of the Sub-Advisers’ Forms ADV filed separately with the Securities and Exchange Commission.

Information concerning the other businesses, professions, vocations, and employment of a substantial nature during the past two years of the directors and officers of the Adviser and Sub-Advisers is incorporated by reference to Schedule A and Schedule D of the Adviser’s Form ADV and the respective Forms ADV for the Sub-Advisers.

Item 32. Principal Underwriters

(a)          Lincoln Financial Distributors, Inc. (LFD) currently serves as Principal Underwriter for the Trust. LFD also serves as the Principal Underwriter for: Lincoln Advisors Trust; Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln Life Flexible Premium Variable Life Account Z; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; and Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C.

Lincoln Financial Distributors, Inc. also serves as Principal Underwriter for: Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life & Annuity Flexible Premium Variable Life Account Y; and Lincoln Life & Annuity Flexible Premium Variable Life Account Z.

(b)                        Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter	Positions and Offices with Trust
Andrew J. Bucklee*	Senior Vice President and Director	N/A

Wilford H. Fuller*	President, Chief Executive Officer and Director	N/A

John C. Kennedy*	Senior Vice President and Director	N/A

Christopher P. Potochar*	Senior Vice President and Director	N/A

Richard Aneser*	Senior Vice President and Chief Marketing Officer	N/A

Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel	N/A

Jeffrey D. Coutts*	Senior Vice President and Treasurer	Senior Vice President and Treasurer

Kelley A. Grady*	Senior Vice President and Associate General Counsel	N/A

Patrick J. Lefemine**	Senior Vice President	N/A

John Morabito*	Senior Vice President	N/A

Thomas O’Neill*	Senior Vice President and Chief Operating Officer	N/A

Nancy A. Smith*	Secretary	N/A

Carl R. Pawsat***	Interim Financial and Operations Principal	N/A

*Principal Business address is Radnor Financial Center, 150 N. Radnor-Chester Road, Radnor

PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103

***Principal Business address is 100 N. Greene Street, Greensboro, NC 27401

(c)                       N/A

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the investment adviser, Lincoln Investment Advisors Corporation, 150 N. Radnor-

Chester Road, Radnor, PA 19087 and 1300 South Clinton Street, Fort Wayne, Indiana 46802; sub-advisers: BAMCO, Inc., 767 Fifth Avenue, New York, New York 10153; BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809; BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022; BlackRock Investment Management, LLC 40 East 52nd Street, New York, New York 10022; CBRE Clarion Securities LLC, 201 King of Prussia Road, Suite 600, Radnor, Pennsylvania 19087; Delaware Investments Fund Advisors, 2005 Market Street, Philadelphia, Pennsylvania 19103; Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403-1906; Franklin Advisory Services, LLC, 55 Challenger Road, Suite 501, Ridgefield Park, New Jersey 07660; Franklin Mutual Advisers, LLC, 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078; Goldman Sachs Asset Management, L.P., 200 West Street, 15th Floor, New York, NY 10282, Ivy Investment Management Company, 6300 Lamar Avenue, Shawnee Mission, KS 66201, JPMorgan Investment Management Inc., 270 Park Avenue, New York, New York 10017; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Milliman Financial Risk Management LLC, 71 S. Wacker Drive, 31st Floor, Chicago, Illinois 60606; Mondrian Investment Partners Limited, 80 Cheapside, London EC2V6EE; Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660, SSGA Funds Management, Inc., One Lincoln Street, Boston, Massachusetts 02111; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Templeton Investment Counsel, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394; Wellington Management Company, LLP 75 State Street, Boston, Massachusetts 02111, and Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, California 91101; and former sub-advisers: AQR Capital Management, LLC, Two Greenwich Plaza, 4th Floor, Greenwich, CT 06830, Cohen & Steers Capital Management, 280 Park Avenue, New York, New York 10017; Columbia Management Investment Advisers, LLC, One Financial Center, Boston, Massachusetts 02111; Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206; Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660; Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, and UBS Asset Management (Americas) Inc., 1285 Avenue of the Americas, New York, New York 10019; the Trust’s administrator, The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802; the Trust’s custodian, The Bank of New York Mellon, One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258. Also, accounts, books, and other documents are maintained by The Bank of New York Mellon (the Trust’s accounting services provider), 135 Santilli Highway, Everett, Massachusetts 02149-1950 and/or 1735 Market Street, 2nd Floor, Philadelphia, Pennsylvania 19103.

Item 34. Management Services

Not applicable.

 Item 35. Undertakings

Not applicable.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 182 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana, on this 31st day of January, 2018.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

By: /s/ Jayson R. Bronchetti
Jayson R. Bronchetti President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on January 31, 2018.

Signature	Title

/s/ Ellen Cooper* Ellen Cooper	Chairman of the Board and Trustee

By: /s/ Jayson R. Bronchetti Jayson R. Bronchetti	President (Principal Executive Officer)

By: /s/ William P. Flory, Jr. William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)

/s/ Steve A. Cobb* Steve A. Cobb	Trustee

/s/ Elizabeth S. Hager* Elizabeth S. Hager	Trustee

/s/ Gary D. Lemon* Gary D. Lemon	Trustee

/s/ Thomas A. Leonard* Thomas A. Leonard	Trustee

/s/ Charles I. Plosser*** Charles I. Plosser	Trustee

/s/ Thomas D. Rath* Thomas D. Rath	Trustee

/s/ Pamela L. Salaway* Pamela L. Salaway	Trustee

/s/ Kenneth G. Stella* Kenneth G. Stella	Trustee

/s/ David H. Windley* David H. Windley	Trustee

/s/ Nancy B. Wolcott** Nancy B. Wolcott	Trustee

By: /s/ Jayson R. Bronchetti Jayson R. Bronchetti	Attorney-in-Fact

*	Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 178 (File No. 33-70742) filed on April 28, 2017.
**	Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 180 (File No. 33-70742) filed on November 30, 2017.

*** Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 181 (File No. 33-70742) filed on January 4, 2018.